As filed with the Securities and Exchange Commission
                                on April 15, 1997



                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550



                       SECURITIES AND EXCHANGE COMMISSION
                             Washington D. C. 20549


                                                                          _____
        Registration Statement Under The Securities Act of 1933           _____
                                                                          _____
                    Pre-Effective Amendment No.                           _____


                    Post-Effective Amendment No. l4                       __X__

                                     and/or
                                                                          _____
Registration Statement Under The Investment Company Act of 1940           _____
                                                                          _____
                            Amendment No. 16                              __X__


                        (Check appropriate box or boxes)



                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

     75 Maiden Lane
     New York, New York                                     10038
--------------------------------------------------------------------------------
(Address of Principal Executive Offices)                  (Zip Code)

Registrant's Telephone Number, including Area Code:       212-806-8800



                               Mr. Gregory S. Duch
                           Fred Alger Management, Inc.
                                 75 Maiden Lane
                               New York, NY 10038
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)



                              Page 1 of _____ Pages
                           Exhibit Index at Page _____

It is proposed that this filing will become effective (check appropriate box):


_____
_____     immediately upon filing pursuant to paragraph (b), or



_____
__X__     on May 1, 1997 pursuant to paragraph (b), or


_____
_____     60 days after filing pursuant to paragraph (a), or



_____
_____     on [date] pursuant to paragraph (a) of Rule 485


                                   ----------


                        DECLARATION PURSUANT TO RULE 24f-2




  Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933, as amended, pursuant to Securities (a)(l) of Rule 24f-2 under the Investment Company Act of 1940, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ended December 31, 1996 was filed on February 28, 1997.

                            THE ALGER AMERICAN FUND

                                   FORM N-1A

                             CROSS REFERENCE SHEET

PART A
ITEM NO.                                          PROSPECTUS HEADING
--------                                          ------------------

1.   Cover Page .............................     Front Cover Page

2.   Synopsis ...............................     Portfolio Expenses

3.   Condensed Financial Information ........     Financial Highlights

4.   General Description of Registrant ......     Front Cover Page; The Alger
                                                  American Fund; Investment
                                                  Objectives and Policies;
                                                  Investment Practices;
                                                  Management of the Fund

5.   Management of the Fund .................     Management of the Fund

6.   Capital Stock and Other Securities .....     Front Cover Page; Management
                                                  of the Fund; Dividends and
                                                  Distributions; Taxes; Investor
                                                  and Shareholder Information

7.   Purchase of Securities Being Offered ...     Management of the Fund; Net
                                                  Asset Value; Purchases and
                                                  Redemptions;

8.   Redemption or Repurchase ...............     Purchases and Redemptions

9.   Pending Legal Proceedings ..............     Not Applicable

PART B
ITEM NO.                                          PROSPECTUS HEADING
--------                                          ------------------


10.  Cover Page .............................     Front Cover Page

11.  Table of Contents ......................     Contents


12.  General Information and History ........     Organization

13.  Investment Objectives and Policies .....     Investment Objectives and
                                                  Policies; Appendix

14.  Management of the Fund .................     Management

15.  Control Persons and Principal Holders
          of Securities .....................     Certain Shareholders

16.  Investment Advisory and Other Services .     Management; Custodian and
                                                  Transfer Agent; Purchases; See
                                                  in the Prospectus "Management
                                                  of the Fund"

17.  Brokerage Allocation and Other
          Practices .........................     Investment Objectives and
                                                  Policies


18.  Capital Stock and Other Securities .....     Organization; See in the
                                                  Prospectus "Dividends and
                                                  Distributions" and "Management
                                                  of the Fund"



19.  Purchase, Redemption and Pricing of
          Securities Being Offered ..........     Net Asset Value; Purchases and
                                                  Redemptions


20.  Tax Status .............................     Taxes; See in the Prospectus
                                                  "Taxes"


21.  Underwriters ...........................     Purchases and Redemptions


22.  Calculation of Performance Data ........     Determination of Performance;
                                                  See in the Prospectus
                                                  "Performance"

23.  Financial Statements ...................     Financial Statements


PART C
------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

PROSPECTUS
----------


                          THE   |     75 Maiden Lane
                        ALGER   |     New York, New York 10038
                     AMERICAN   |     (800) 992-FUND (992-3863)
                         FUND   |






  The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund --that presently offers interests in six portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The six Portfolios are:


                  o  Alger American Balanced Portfolio
                  o  Alger American Income and Growth Portfolio
                  o  Alger American Small Capitalization Portfolio
                  o  Alger American Growth Portfolio
                  o  Alger American MidCap Growth Portfolio
                  o  Alger American Leveraged AllCap Portfolio

  Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Alger American Fund."

  SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


  This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



      FRED ALGER |                              FRED ALGER |
     MANAGEMENT, |   Investment Manager         & COMPANY, |   Distributor
            INC. |                            INCORPORATED |



--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   MAY 1, 1997

--------------------------------------------------------------------------------

                                    CONTENTS

                                                        Page
                                                        -----

Portfolio Expenses .................................... iii
Financial Highlights ..................................  iv
The Alger American Fund ...............................   1
Participating Insurance Companies and Plans ...........   1
Investment Objectives and Policies ....................   1
  Alger American Balanced Portfolio ...................   1
  Alger American Income and Growth
    Portfolio .........................................   2
  Alger American Small Capitalization
    Portfolio .........................................   2
  Alger American Growth Portfolio .....................   2
  Alger American MidCap Growth
    Portfolio .........................................   2
  Alger American Leveraged AllCap
    Portfolio .........................................   2
Investment Practices ..................................   3
Management of the Fund ................................   5
Net Asset Value .......................................   7
Purchases and Redemptions .............................   7
Dividends and Distributions ...........................   7
Taxes .................................................   7
Performance ...........................................   8
Investor and Shareholder Information ..................   8


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.


   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



                                                        Alger        Alger                    Alger      Alger
                                             Alger    American     American       Alger     American   American
                                           American  Income and      Small      American     MidCap    Leveraged
                                           Balanced    Growth   Capitalization   Growth      Growth     AllCap
                                           Portfolio  Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                                           ---------  ---------    ---------    ---------   ---------  ---------

Shareholder Transaction Expenses
Maximum Sales Load Imposed on
   Purchases.............................    None         None        None        None        None        None
Maximum Sales Load Imposed
  on Reinvested Dividends................    None         None        None        None        None        None
Deferred Sales Load......................    None         None        None        None        None        None
Redemption Fees..........................    None         None        None        None        None        None
Exchange Fees............................    None         None        None        None        None        None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management Fees..........................     .75%       .625%         .85%        .75%        .80%        .85%
12b-1 Fees...............................      --          --           --          --          --          --
Other Expenses...........................     .39%       .185%         .03%        .04%        .04%        .24%*
                                             ----        ----          ---         ---         ---         ---
Total Fund Operating Expenses ...........    1.14%        .81%         .88%        .79%        .84%       1.09%
                                             ===         ====          ===         ===         ===        ====

   *Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.03% of interest expense.

EXAMPLE
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year.................................    $ 12          $ 8         $ 9         $ 8         $ 9        $ 11
Three Years..............................      36           26          28          25          27          35
Five Years...............................      63           45          49          44          47          60
Ten Years................................     139          110         108          98         104         133



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                          Year Ended December 31,
                              ------------------------------------------------------------------------------
                                1996       1995       1994      1993      1992      1991      1990   1989(ii)
                              --------  --------   --------  --------  --------  --------   -------  -------
Net asset value,
   beginning of year.......   $  31.16  $  23.13   $  24.67  $  20.17  $  18.00  $  12.86  $  12.41 $  10.00
                              --------  --------   --------  --------  --------  --------  -------- --------
Net investment income......       0.12      0.02       0.07      0.03      0.03      0.08(i)   0.07     0.09
Net realized and unrealized gain
  on investments...........       4.00      8.33       0.15      4.50      2.19      5.11      0.44     2.32
                              --------  --------   --------  --------  --------  --------  -------- --------
  Total from investment
     operations............       4.12      8.35       0.22      4.53      2.22      5.19      0.51     2.41
                              --------  --------   --------  --------  --------  --------  -------- --------
Dividends from net investment
  income...................      (0.02)    (0.07)     (0.03)    (0.03)    (0.03)    (0.05)    (0.06)      --
Distributions from net realized
   gains...................      (0.93)    (0.25)     (1.73)       --     (0.02)       --        --       --
                              --------  --------   --------  --------  --------  --------  -------- --------
  Total Distributions......      (0.95)    (0.32)     (1.76)    (0.03)    (0.05)    (0.05)    (0.06)      --
                              --------  --------   --------  --------  --------  --------  -------- --------
Net asset value, end of year  $  34.33  $  31.16   $  23.13  $  24.67  $  20.17  $  18.00  $  12.86 $  12.41
                              ========  ========   ========  ========  ========  ========  ======== ========
Total Return...............      13.35%    36.37%      1.45%    22.47%    12.38%    40.39%     4.14%   24.10%(iii)
                              ========  ========   ========  ========  ========  ========  ======== ========
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)........   $991,028  $502,974   $150,390  $ 74,878  $ 30,316  $ 10,094  $  1,228 $    171
                              ========  ========   ========  ========  ========  ========  ======== ========
  Ratio of expenses to average
    net assets.............       0.79%     0.85%      0.86%     0.97%     0.99%     1.29%     1.50%    1.50%
                              ========  ========   ========  ========  ========  ========  ======== ========
  Decrease reflected in above
    expense ratios due to
    expense reimbursements.         --        --         --        --        --        --      2.31%    7.32%
                              ========  ========   ========  ========  ========  ========  ======== ========
  Ratio of net investment income
    to average net assets..       0.50%     0.18%      0.48%     0.25%     0.33%     0.52%     1.69%    1.30%
                              ========  ========   ========  ========  ========  ========  ======== ========
  Portfolio Turnover Rate..      82.86%   118.33%    111.76%   112.64%    63.91%    58.95%    86.77%   79.59%
                              ========  ========   ========  ========  ========  ========  ======== ========
  Average Commission
   Rate Paid...............    $ .0683
                              ========



  (i) Amount was computed based on average shares outstanding during the period.
 (ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.


--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                    Year Ended December 31,
                           ------------------------------------------------------------------
                               1996           1995         1994           1993         1992
                           ----------     ----------   ----------     ----------   ----------
Net asset value,
  beginning of year ...... $    39.41     $    27.31   $    30.88     $    27.26   $    26.79
                           ----------     ----------   ----------     ----------   ----------
Net investment
  income (loss) ..........      (0.04)(i)      (0.09)       (0.03)(i)      (0.05)       (0.06)
Net realized and
   unrealized gain
  (loss) on investments ..       1.70          12.19        (1.45)          3.67         0.91
                           ----------     ----------   ----------     ----------   ----------
  Total from investment
    operations ...........       1.66          12.10        (1.48)          3.62         0.85
                           ----------     ----------   ----------     ----------   ----------
Dividends from net
  investment income ......         --             --           --             --           --
Distributions from net
   realized gains ........      (0.16)            --        (2.09)            --        (0.38)
                           ----------     ----------   ----------     ----------   ----------
  Total Distributions ....      (0.16)            --        (2.09)            --        (0.38)
                           ----------     ----------   ----------     ----------   ----------
Net asset value, end
  of year ................ $    40.91     $    39.41   $    27.31     $    30.88   $    27.26
                           ==========     ==========   ==========     ==========   ==========
Total Return .............       4.18%         44.31%       (4.38%)        13.28%        3.55%
                           ==========     ==========   ==========     ==========   ==========
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) ...... $1,469,518     $  984,212   $  397,037     $  238,850   $  135,718
                           ==========     ==========   ==========     ==========   ==========
  Ratio of expenses to
     average net assets ..       0.88%          0.92%        0.96%          1.03%        0.98%
                           ==========     ==========   ==========     ==========   ==========
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements .......         --             --           --             --           --
                           ==========     ==========   ==========     ==========   ==========
  Ratio of net investment
    income (loss) to
    average net assets ...      (0.09%)        (0.48%)      (0.10%)        (0.35%)      (0.37%)
                           ==========     ==========   ==========     ==========   ==========
  Portfolio Turnover
    Rate .................     110.04%         80.66%      117.61%        148.07%      108.06%
                           ==========     ==========   ==========     ==========   ==========
  Average Commission
    Rate Paid ............ $    .0591
                           ==========



                                            Year Ended December 31,
                           ----------------------------------------------------
                              1991         1990         1989          1988(iii)
                           ----------   ----------   ----------      ----------
Net asset value,
  beginning of year ...... $    17.02   $    15.79   $     9.60      $    10.00
                           ----------   ----------   ----------      ----------
Net investment
  income (loss) ..........      (0.03)        0.02         0.04            0.06
Net realized and
   unrealized gain
  (loss) on investments ..       9.82         1.35         6.15           (0.40)
                           ----------   ----------   ----------      ----------
  Total from investment
    operations ...........       9.79         1.37         6.19           (0.34)
                           ----------   ----------   ----------      ----------
Dividends from net
  investment income ......      (0.02)       (0.01)          --           (0.06)
Distributions from net
   realized gains ........         --        (0.13)          --              --
                           ----------   ----------   ----------      ----------
  Total Distributions ....      (0.02)       (0.14)          --           (0.06)
                           ----------   ----------   ----------      ----------
Net asset value, end
  of year ................ $    26.79   $    17.02   $    15.79      $     9.60
                           ==========   ==========   ==========      ==========
Total Return .............      57.54%        8.71%       64.48%(ii)      (3.35%)(ii)
                           ==========   ==========   ==========      ==========
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) ...... $   56,798   $    7,149   $      569      $       39
                           ==========   ==========   ==========      ==========
  Ratio of expenses to
     average net assets ..       1.06%        1.50%        1.50%           1.50%
                           ==========   ==========   ==========      ==========
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements .......         --         0.33%        9.15%          12.31%
                           ==========   ==========   ==========      ==========
  Ratio of net investment
    income (loss) to
    average net assets ...      (0.12%)       0.50%        1.11%           2.27%
                           ==========   ==========   ==========      ==========
  Portfolio Turnover
    Rate .................     125.90%      132.46%      133.61%          20.86%
                           ==========   ==========   ==========      ==========
  Average Commission
    Rate Paid ............




  (i)Amount was computed based on average shares outstanding during the period.
 (ii)Unaudited.
(iii)For the period September 21, 1988  (commencement of operations) to December
     31,  1988.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
INCOME AND GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                    Year Ended December 31,
                             -----------------------------------------------------------------
                                  1996            1995            1994        1993        1992
                             ---------       ---------       ---------   ---------   ---------
Net asset value,
   beginning of year ....... $   17.79       $   13.30       $   15.31   $   13.93   $   13.08
                             ---------       ---------       ---------   ---------   ---------
Net investment income ......      0.09(iii)       0.11(iii)       0.17        0.07        0.08
Net realized and
   unrealized gain (loss)
   on investments ..........      1.87            4.54           (1.47)       1.37        1.02
                             ---------       ---------       ---------   ---------   ---------
  Total from investment
   operations ..............      1.96            4.65           (1.30)       1.44        1.10
                             ---------       ---------       ---------   ---------   ---------
Dividends from net
   investment income .......     (0.33)          (0.16)          (0.15)      (0.06)      (0.12)
Distributions from net
   realized gains ..........    (11.00)             --           (0.56)         --       (0.13)
                             ---------       ---------       ---------   ---------   ---------
  Total Distributions ......    (11.33)          (0.16)          (0.71)      (0.06)      (0.25)
                             ---------       ---------       ---------   ---------   ---------
Net asset value, end of year $    8.42       $   17.79       $   13.30   $   15.31   $   13.93
                             =========       =========       =========   =========   =========
Total Return ...............     19.68%          35.13%          (8.28%)     10.34%       8.64%
                             =========       =========       =========   =========   =========
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted) ....... $  20,910       $   8,639       $  29,135   $  31,895   $   8,671
                             =========       =========       =========   =========   =========
  Ratio of expenses to
     average net assets ....      0.81%           0.75%           0.75%       0.97%       1.25%
                             =========       =========       =========   =========   =========
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements ........        --              --              --          --        0.01%
                             =========       =========       =========   =========   =========
  Ratio of net investment
     income to average
     net assets ............      0.94%           0.61%           1.22%       1.51%       1.62%
                             =========       =========       =========   =========   =========
  Portfolio Turnover Rate ..    121.60%         164.05%         177.97%     105.80%     100.62%
                             =========       =========       =========   =========   =========
Average  Commission
   Rate Paid ............... $   .0728
                             =========



                                           Year Ended December 31,
                             -----------------------------------------------
                                1991        1990        1989         1988(ii)
                             ---------   ---------   ---------     ---------
Net asset value,
   beginning of year ....... $   10.67   $   10.74   $   10.00     $   10.00
                             ---------   ---------   ---------     ---------
Net investment income ......      0.09        0.11        0.18          0.10
Net realized and
   unrealized gain (loss)
   on investments ..........      2.41       (0.08)       0.56            --
                             ---------   ---------   ---------     ---------
  Total from investment
   operations ..............      2.50        0.03        0.74          0.10
                             ---------   ---------   ---------     ---------
Dividends from net
   investment income .......     (0.09)      (0.10)         --         (0.10)
Distributions from net
   realized gains ..........        --          --          --            --
                             ---------   ---------   ---------     ---------
  Total Distributions ......     (0.09)      (0.10)         --         (0.10)
                             ---------   ---------   ---------     ---------
Net asset value, end of year $   13.08   $   10.67   $   10.74     $   10.00
                             =========   =========   =========     =========
Total Return ...............     23.51%       0.28%       7.40%(i)      0.95%(i)
                             =========   =========   =========     =========
Ratios and
   Supplemental Data:
  Net assets, end of year
     (000's omitted) ....... $   2,663   $     436   $      98     $      28
                             =========   =========   =========     =========
  Ratio of expenses to
     average net assets ....      1.25%       1.25%       1.25%         1.25%
                             =========   =========   =========     =========
  Decrease reflected in
     above expense ratios
     due to expense
     reimbursements ........      0.66%       5.41%      23.72%        20.26%
                             =========   =========   =========     =========
  Ratio of net investment
     income to average
     net assets ............      2.54%       3.61%       7.36%         7.30%
                             =========   =========   =========     =========
  Portfolio Turnover Rate ..     61.11%      56.90%         --            --
                             =========   =========   =========     =========
Average  Commission
   Rate Paid ...............


 (i) Unaudited.
(ii) For the period November 15, 1988  (commencement  of operations) to December
     31,  1988.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.
(iii)Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
BALANCED PORTFOLIO (i)
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                              Year Ended December 31,
                                             ---------------------------------------------------
                                                 1996           1995           1994        1993
                                             ---------      ---------      ---------   ---------
Net asset value, beginning of year ......... $   13.64      $   10.80      $   11.58   $   10.77
                                             ---------      ---------      ---------   ---------
Net investment income ......................      0.21(iv)       0.33(iv)       0.20        0.15
Net realized and unrealized gain (loss)
   on investments ..........................      1.01           2.73          (0.70)       0.69
                                             ---------      ---------      ---------   ---------
  Total from investment operations .........      1.22           3.06          (0.50)       0.84
                                             ---------      ---------      ---------   ---------
Dividends from net investment
   income ..................................     (0.73)         (0.22)         (0.13)      (0.03)
Distributions from net realized gains ......     (4.89)            --          (0.15)         --
                                             ---------      ---------      ---------   ---------
  Total Distributions ......................     (5.62)         (0.22)         (0.28)      (0.03)
                                             ---------      ---------      ---------   ---------
Net asset value, end of year ............... $    9.24      $   13.64      $   10.80   $   11.58
                                             =========      =========      =========   =========
Total Return ...............................     10.17%         28.62%         (4.27%)      7.79%
                                             =========      =========      =========   =========
Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)........................   $10,486      $   3,671      $  10,394   $   7,848
                                             =========      =========      =========   =========
  Ratio of expenses to average net
     assets ................................      1.14%          1.00%          1.08%       1.25%
                                             =========      =========      =========   =========
  Decrease reflected in above expense
     ratios due to expense
     reimbursements ........................        --             --             --        0.19%
                                             =========      =========      =========   =========
  Ratio of net investment income to
     average net assets ....................      2.06%          2.49%          2.30%       2.05%
                                             =========      =========      =========   =========
  Portfolio Turnover Rate ..................     68.66%        113.02%         78.80%      85.46%
                                             =========      =========      =========   =========
Average Commission
   Rate Paid................................ $  .0712
                                             =========


                                                              Year Ended December 31,
                                             ------------------------------------------------
                                                  1992        1991        1990           1989(ii)
                                             ---------   ---------   ---------      ---------
Net asset value, beginning of year ......... $   10.02   $   10.01   $   10.04      $   10.00
                                             ---------   ---------   ---------      ---------
Net investment income ......................      0.22        0.45        0.66           0.22
Net realized and unrealized gain (loss)
   on investments ..........................      0.72        0.01       (0.03)          0.04
                                             ---------   ---------   ---------      ---------
  Total from investment operations .........      0.94        0.46        0.63           0.26
                                             ---------   ---------   ---------      ---------
Dividends from net investment
   income ..................................     (0.19)      (0.45)      (0.66)         (0.22)
Distributions from net realized gains ......        --          --          --             --
                                             ---------   ---------   ---------      ---------
  Total Distributions ......................     (0.19)      (0.45)      (0.66)         (0.22)
                                             ---------   ---------   ---------      ---------
Net asset value, end of year ............... $   10.77   $   10.02   $   10.01      $   10.04
                                             =========   =========   =========      =========
Total Return ...............................      9.48%       4.70%       6.53%          2.65%(iii)
                                             =========   =========   =========      =========
Ratios and Supplemental Data:
   Net assets, end of year
     (000's omitted)........................ $   4,009   $   1,487   $     365      $     131
                                             =========   =========   =========      =========
  Ratio of expenses to average net
     assets ................................      1.25%       1.25%       1.25%          1.25%
                                             =========   =========   =========      =========
  Decrease reflected in above expense
     ratios due to expense
     reimbursements ........................      0.42%       1.37%       4.81%          5.89%
                                             =========   =========   =========      =========
  Ratio of net investment income to
     average net assets ....................      1.99%       4.22%       6.60%          6.92%
                                             =========   =========   =========      =========
  Portfolio Turnover Rate ..................     15.27%         --      132.55%            --
                                             =========   =========   =========      =========
Average Commission
   Rate Paid................................



  (i) Prior to October 1, 1992, the Alger American Balanced Portfolio was the Alger American Fixed Income Portfolio.
 (ii) For the period September 5, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.
 (iv) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                            From May 3, 1993
                                                          Year Ended December 31,           (commencement of
                                                      ------------------------------           operations)
                                                        1996        1995      1994       to December 31, 1993(i)
                                                      --------    --------   -------     -----------------------
Net asset value, beginning of year................     $ 19.44     $ 13.46   $ 13.72             $ 10.00
                                                      --------    --------   -------             -------
Net investment income (loss)......................        0.03       (0.03)     0.00(ii)           (0.02)
Net realized and unrealized gain (loss)
  on investments..................................        2.29        6.01     (0.21)               3.88
                                                      --------    --------   -------             -------
  Total from investment operations................        2.32        5.98     (0.21)               3.86
Distributions from net realized gains.............       (0.41)         --     (0.05)              (0.14)
                                                      --------    --------   -------             -------
Net asset value, end of year......................     $ 21.35     $ 19.44   $ 13.46             $ 13.72
                                                      ========    ========   =======             =======
Total Return......................................       11.90%      44.45%    (1.54%)             38.67%
                                                      ========    ========   =======             =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted).........    $394,847    $185,349   $62,178             $21,301
                                                      ========    ========   =======             =======
  Ratio of expenses to average net assets.........        0.84%       0.90%     0.97%               1.50%
                                                      ========    ========   =======             =======
  Decrease reflected in above expense
    ratio due to expense reimbursements...........          --          --        --                0.03%
                                                      ========    ========   =======             =======
  Ratio of net investment income (loss)
    to average net assets.........................        0.08%      (0.25%)    0.03%              (0.58%)
                                                      ========    ========   =======             =======
  Portfolio Turnover Rate.........................       90.97%     104.74%    83.96%              67.22%
                                                      ========    ========   =======             =======
Average Commission
  Rate Paid.......................................     $ .0663
                                                       =======



 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                            From January 25, 1995
                                                                                Year Ended    (commencement of
                                                                               December 31,      operations)
                                                                                   1996    to December 31, 1995(i)
                                                                                --------   ----------------------
Net asset value, beginning of period..................................          $ 17.43           $  10.00
                                                                                --------          --------
Net investment (loss)..................................................            (0.03)(ii)        (0.03)
Net realized and unrealized gain  (loss) on investments...............              2.14              7.46
                                                                                --------          --------
    Total from investment operations..................................              2.11              7.43
Distribution from net realized gains...................................            (0.18)               --
                                                                                --------          --------
Net asset value, end of period........................................          $  19.36          $  17.43
                                                                                ========          ========
Total Return...........................................................            12.04%            74.30%
                                                                                ========          ========
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)...........................          $ 34,925          $  5,497
                                                                                ========          ========
  Ratio of expenses excluding interest to average net assets...........             1.06%             1.50%
                                                                                ========          ========
  Ratio of expenses including interest to average net assets...........             1.09%             1.56%
                                                                                ========          ========
  Decrease reflected in above expense ratios
    due to expense reimbursements......................................               --              2.36%
                                                                                ========          ========
  Ratio of net investment (loss) to average net assets.................            (0.15%)           (0.71%)
                                                                                ========          ========
  Portfolio Turnover Rate..............................................           102.10%           178.23%
                                                                                ========          ========
Amount of debt outstanding at end of period...........................          $      0          $      0
                                                                                ========          ========
Average amount of debt outstanding during the period..................          $ 76,079          $  8,122
                                                                                ========          ========
Average daily number of shares outstanding during the period..........         1,107,187            75,460
                                                                                ========          ========
Average amount of debt per share during the period....................          $   0.07          $   0.11
                                                                                ========          ========
Average Commission
  Rate Paid...........................................................          $  .0682
                                                                                ========


 (i)  Ratios have been annualized; total return has not been annualized.

(ii)  Amount was computed based on average shares outstanding during the period.



--------------------------------------------------------------------------------

                             THE ALGER AMERICAN FUND

   The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios of the Fund. The Fund may also be a funding vehicle for qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for Plan participants.


   The Fund is a diversified, open-end management investment company that offers a selection of six Portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional Portfolios at any time.



                   PARTICIPATING INSURANCE COMPANIES AND PLANS


   The Fund is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or plan documents.



                              INVESTMENT OBJECTIVES
                                  AND POLICIES


   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objectives will be achieved.

   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes as described below under "Alger American Leveraged AllCap Portfolio." The Statement of Additional Information contains additional investment restrictions.


ALGER AMERICAN BALANCED PORTFOLIO

   The investment objective of the Portfolio is current income and long-term capital appreciation. The Portfolio intends to invest based on combined considerations of risk, income, capital appreciation and protection of capital value. Normally, it will invest in common stocks and investment grade fixed income securities (preferred stock and debt securities), as well as securities convertible into common stocks. Except during temporary defensive periods, the Portfolio will maintain at least 25% of its net assets in fixed income senior securities. With respect to debt securities, the Portfolio will invest only in instruments which are rated in one of the four highest rating categories by any established rating agency, or if not rated, which are determined by Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, to be of comparable quality to instruments so rated.

   The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN INCOME AND GROWTH PORTFOLIO


   The primary investment objective of the Portfolio is to provide a high level of dividend income. Capital appreciation is a secondary objective of the Portfolio. Except during temporary defensive periods, the Portfolio attempts to invest 100%, and it is a fundamental policy of the Portfolio to invest at least 65%, of its total assets in dividend paying equity securities. In selecting among dividend paying equity securities, Alger Management will favor securities it believes also offer opportunities for capital appreciation. The Portfolio may invest up to 35% of its total assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.579 billion. The combined range as of that date was $10 million to $2.579 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of the companies within the S&P MidCap 400 Index was $120 million to $7.193 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.


   The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."

IN GENERAL


   Alger American Small Capitalization Portfolio, Alger American MidCap Growth Portfolio, Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American Income and Growth Portfolio and the equity portion of Alger American Balanced Portfolio seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% (or a higher percentage where so stated) of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. These amounts may be higher than those maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by the other Portfolios.




                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS

   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES


   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Alger Management determines the liquidity of the Portfolios' Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.

FOREIGN SECURITIES
   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.


LEVERAGE THROUGH BORROWING


   Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leveraging increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS

   Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information). Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

   The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.



STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES


   Alger American  Leveraged  AllCap Portfolio may purchase and sell stock index
futures  contracts  and  options  on  stock  index  futures   contracts.   These
investments may be made only for hedging, not speculative, purposes.


   There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes; and the Alger American Balanced Portfolio may engage in reverse repurchase agreements, firm commitment agreements and "when-issued" purchases. See "Investment Objectives and Policies" in the Statement of Additional Information.



                             MANAGEMENT OF THE FUND
ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Portfolios.


   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a Portfolio is required on any matter affecting the Portfolio on which shareholders are entitled to vote, such as approval of a Portfolio's agreement with Alger Management. Shareholders of one Portfolio are not entitled to vote on a matter that does not affect that Portfolio but that does require a separate vote of the other Portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER


   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS


   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Steven R. Thumm serves as co-manager of the Alger American Balanced Portfolio. He has been employed by Alger Management as a fixed income analyst since 1991. Mr. Alger, Ms. Khoo, Mr. Tartaro and Mr. Thumm also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.


   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES

   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Income and Growth Portfolio-.625%; Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio and Alger American Balanced Portfolio-.75%.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers, will be paid from Alger Management's own resources and not from the assets of the Fund.


EXPENSES


   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolios to the extent that the annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) of Alger American Balanced Portfolio or Alger American Income and Growth Portfolio exceed 1.25%, or such expenses of Alger American Small Capitalization Portfolio, Alger American Growth Portfolio, Alger American MidCap Growth Portfolio, or Alger American Leveraged AllCap Portfolio exceed 1.50%, of the average daily net assets of the applicable Portfolio for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.


   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                 NET ASSET VALUE


   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.



                            PURCHASES AND REDEMPTIONS


   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.

   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.



                           DIVIDENDS AND DISTRIBUTIONS


   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.



                                      TAXES
   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE
   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.


   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.


   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.


   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.


                                  INVESTOR AND
                             SHAREHOLDER INFORMATION

    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                       This page intentionally left blank.

                                    THE  |
                                  ALGER  |
                               AMERICAN  |
                                   FUND  |


No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



            --------------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
   Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, NY 10176

PROSPECTUS
----------


                       THE    |        75 Maiden Lane
                     ALGER    |        New York, New York 10038
                  AMERICAN    |       (800) 992-FUND (992-3863)
                      FUND    |








  The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund --that presently offers interests in six portfolios. This Prospectus sets forth information about four of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The four Portfolios discussed in this Prospectus are:


                  o Alger American Small Capitalization Portfolio
                  o Alger American Growth Portfolio
                  o Alger American MidCap Growth Portfolio
                  o Alger American Leveraged AllCap Portfolio

  Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Portfolios."

  SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

  [LOGO]        [LOGO]


  This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



      FRED ALGER  |                             FRED ALGER  |
     MANAGEMENT,  |  Investment Manager         & COMPANY,  |   Distributor
            INC.  |                           INCORPORATED  |


--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   May 1, 1997

--------------------------------------------------------------------------------

                                    CONTENTS

                                                           Page
                                                          -----

Portfolio Expenses.....................................    iii
Financial Highlights...................................     iv
The Portfolios.........................................      1
Participating Insurance Companies and Plans............      1
Investment Objectives and Policies.....................      1
  Alger American Small Capitalization
    Portfolio..........................................      1
  Alger American Growth Portfolio......................      2
  Alger American MidCap Growth
    Portfolio..........................................      2

  Alger American Leveraged AllCap
    Portfolio..........................................      2
Investment Practices...................................      3
Management of the Fund.................................      4
Net Asset Value........................................      6
Purchases and Redemptions..............................      6
Dividends and Distributions............................      7
Taxes..................................................      7
Performance............................................      7
Investor and Shareholder Information...................      8


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.


   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



                                                                  Alger                                  Alger              Alger
                                                                American              Alger            American           American
                                                                  Small             American            MidCap            Leveraged
                                                             Capitalization          Growth             Growth             AllCap
                                                                Portfolio           Portfolio          Portfolio          Portfolio
                                                                ---------           ---------          ---------          ---------

Shareholder Transaction Expenses
Maximum Sales Load Imposed on
   Purchases...........................................            None               None               None               None
Maximum Sales Load Imposed
  on Reinvested Dividends..............................            None               None               None               None
Deferred Sales Load....................................            None               None               None               None
Redemption Fees........................................            None               None               None               None
Exchange Fees..........................................            None               None               None               None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management Fees........................................             .85%               .75%               .80%               .85%
12b-1 Fees.............................................              --                 --                 --                 --
Other Expenses.........................................             .03%               .04%               .04%               .24%*
                                                                    ---                ---                ---                ---
Total Fund Operating Expenses  ........................             .88%               .79%               .84%              1.09%
                                                                    ===                ===                ===               ====

  * Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.03% of interest expense.

Example
You would pay the  following  expenses on a $1,000  investment, assuming  (1) 5%
   annual return and (2) redemption at the end of each time period:
One Year...............................................             $ 9                $ 8                $ 9               $ 11
Three Years............................................              28                 25                 27                 35
Five Years.............................................              49                 44                 47                 60
Ten Years..............................................             108                 98                104                133




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

   The Financial Highlights for the years ended December 31, 1990 through 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.

THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                      YEAR ENDED DECEMBER 31,
                                       -------------------------------------------------------------------------------------
                                        1996        1995        1994      1993       1992       1991       1990       1989(ii)
                                       -------     -------     -------   -------    -------    -------    -------     ------
Net asset value, beginning of year.    $ 31.16     $ 23.13    $ 24.67    $ 20.17    $ 18.00    $ 12.86    $ 12.41    $ 10.00
                                       -------     -------    -------    -------    -------    -------    -------    -------
Net investment income..............       0.12        0.02       0.07       0.03       0.03       0.08(i)    0.07       0.09
Net realized and unrealized gain
  on investments...................       4.00        8.33       0.15       4.50       2.19       5.11       0.44       2.32
                                       -------     -------    -------    -------    -------    -------    -------    -------
  Total from investment
     operations....................       4.12        8.35       0.22       4.53       2.22       5.19       0.51       2.41
                                       -------     -------    -------    -------    -------    -------    -------    -------
Dividends from net investment
  income...........................      (0.02)      (0.07)     (0.03)     (0.03)     (0.03)     (0.05)     (0.06)        --
Distributions from net realized
   gains...........................      (0.93)      (0.25)     (1.73)        --      (0.02)        --         --         --
                                       -------     -------    -------    -------    -------    -------    -------    -------
  Total Distributions..............      (0.95)      (0.32)     (1.76)     (0.03)     (0.05)     (0.05)     (0.06)        --
                                       -------     -------    -------    -------    -------    -------    -------    -------
Net asset value, end of year.......    $ 34.33     $ 31.16    $ 23.13    $ 24.67    $ 20.17    $ 18.00    $ 12.86    $ 12.41
                                       =======     =======    =======    =======    =======    =======    =======    =======
Total Return.......................      13.35%      36.37%      1.45%     22.47%     12.38%     40.39%      4.14%     24.10%(iii)
                                       =======     =======    =======    =======    =======    =======    =======    =======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted)................   $991,028    $502,974   $150,390    $74,878    $30,316    $10,094    $ 1,228    $   171
                                       =======     =======    =======    =======    =======    =======    =======    =======

  Ratio of expenses to average
    net assets.....................       0.79%       0.85%      0.86%      0.97%      0.99%      1.29%      1.50%      1.50%
                                       =======     =======    =======    =======    =======    =======    =======    =======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements.........         --          --         --         --         --         --       2.31%      7.32%
                                       =======     =======    =======    =======    =======    =======    =======    =======
  Ratio of net investment income
    to average net assets..........       0.50%       0.18%      0.48%      0.25%      0.33%      0.52%      1.69%      1.30%
                                       =======     =======    =======    =======    =======    =======    =======    =======
  Portfolio Turnover Rate..........      82.86%     118.33%    111.76%    112.64%     63.91%     58.95%     86.77%     79.59%
                                       =======     =======    =======    =======    =======    =======    =======    =======
  Average Commission
    Rate Paid......................    $ .0683
                                       =======


  (i) Amount was computed based on average shares outstanding during the period.
 (ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD





                                                                 YEAR ENDED DECEMBER 31,
                               ------------------------------------------------------------------------------------------------
                               1996       1995       1994       1993       1992       1991       1990       1989      1988(iii)
                               ----       ----       ----       ----       ----       ----       ----       ----      ---------
Net asset value,
  beginning of year....... $   39.41   $  27.31  $  30.88    $  27.26   $  26.79   $  17.02     $ 15.79     $ 9.60     $ 10.00
                           ---------   --------  --------    --------   --------   --------     -------     ------     -------
Net investment
  income (loss)...........     (0.04)(i)  (0.09)    (0.03)(i)   (0.05)     (0.06)     (0.03)       0.02       0.04        0.06
Net realized and
   unrealized gain
  (loss) on investments...      1.70      12.19     (1.45)       3.67       0.91       9.82        1.35       6.15       (0.40)
                           ---------   --------  --------    --------   --------   --------     -------     ------       -----
  Total from investment
    operations............      1.66      12.10     (1.48)       3.62       0.85       9.79        1.37       6.19       (0.34)
                           ---------   --------  --------    --------   --------   --------     -------     ------       -----
Dividends from net
  investment income.......        --         --        --          --         --      (0.02)      (0.01)        --       (0.06)
Distributions from net
   realized gains.........     (0.16)        --     (2.09)         --      (0.38)        --       (0.13)        --          --
                           ---------   --------  --------    --------   --------   --------     -------     ------       -----
  Total Distributions.....     (0.16)        --     (2.09)         --      (0.38)     (0.02)      (0.14)        --       (0.06)
                           ---------   --------  --------    --------   --------   --------     -------     ------       -----
Net asset value, end
  of year................. $   40.91   $  39.41  $  27.31    $  30.88   $  27.26   $  26.79     $ 17.02     $15.79      $ 9.60
                           =========   ========  ========    ========   ========   ========     =======     ======      ======
Total Return..............      4.18%     44.31%    (4.38%)     13.28%      3.55%     57.54%       8.71%     64.48%(ii)  (3.35%)(ii)
                           =========   ========  ========    ========   ========   ========     =======     ======       =====

Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted).......$1,469,518   $984,212  $397,037    $238,850   $135,718   $ 56,798     $ 7,149     $  569       $  39
                          ==========   ========  ========    ========   ========   ========     =======     ======       =====

  Ratio of expenses to
     average net assets...      0.88%      0.92%     0.96%       1.03%      0.98%      1.06%       1.50%      1.50%       1.50%
                          ==========   ========  ========    ========   ========   ========     =======     ======       =====

  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements........        --         --        --          --         --         --        0.33%      9.15%      12.31%


  Ratio of net investment
    income (loss) to
    average net assets....     (0.09%)    (0.48%)   (0.10%)     (0.35%)    (0.37%)    (0.12%)      0.50%      1.11%       2.27%
                          ==========   ========  ========    ========   ========   ========     =======     ======       =====

  Portfolio Turnover
    Rate..................    110.04%     80.66%   117.61%     148.07%    108.06%    125.90%     132.46%    133.61%      20.86%
                          ==========   ========  ========    ========   ========   ========     =======     ======       =====

  Average Commission
    Rate Paid.............$    .0591
                          ==========



  (i) Amount was computed based on average shares outstanding during the period.
 (ii) Unaudited.
(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                                                                             FROM MAY 3, 1993
                                                                    YEAR ENDED DECEMBER 31,                  (COMMENCEMENT OF
                                                             -------------------------------------              OPERATIONS)
                                                             1996             1995            1994        TO DECEMBER 31, 1993(I)
                                                           ---------        ---------       --------      ----------------------
Net asset value, beginning of year......................     $ 19.44          $ 13.46       $  13.72               $ 10.00
                                                             -------          -------       --------               -------
Net investment income (loss)............................        0.03            (0.03)          0.00(ii)             (0.02)
Net realized and unrealized
  gain (loss) on investments............................        2.29             6.01          (0.21)                 3.88
                                                             -------          -------       --------               -------

  Total from investment operations......................        2.32             5.98          (0.21)                 3.86
Distributions from net realized gains...................       (0.41)              --          (0.05)                (0.14)
                                                             -------          -------       --------               -------

Net asset value, end of year............................     $ 21.35          $ 19.44       $  13.46               $ 13.72
                                                             =======          =======       ========               =======


Total Return............................................       11.90%           44.45%         (1.54%)               38.67%
                                                             =======          =======       ========               =======


Ratios and Supplemental Data:
  Net assets, end of year (000's omitted)...............    $394,847         $185,349        $62,178               $21,301
                                                            ========         ========       ========               =======

  Ratio of expenses to average net assets...............        0.84%            0.90%          0.97%                 1.50%
                                                             =======          =======       ========               =======

  Decrease reflected in above expense
    ratio due to expense reimbursements.................          --               --             --                  0.03%
                                                             =======          =======       ========               =======


  Ratio of net investment income (loss) to
    average net assets..................................        0.08%           (0.25%)         0.03%                (0.58%)
                                                             =======          =======       ========               =======

  Portfolio Turnover Rate...............................       90.97%          104.74%         83.96%                67.22%
                                                             =======          =======       ========               =======

  Average Commission
    Rate Paid...........................................     $ .0663
                                                             =======




 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.

--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                            FROM JANUARY 25, 1995
                                                                             YEAR ENDED       (COMMENCEMENT OF
                                                                             DECEMBER 31         OPERATIONS)
                                                                                1996       TO DECEMBER 31, 1995(I)
                                                                            ------------   ----------------------
Net asset value, beginning of period.............................           $   17.43              $ 10.00
                                                                            ---------              -------
Net investment (loss).........................................                  (0.03)(ii)           (0.03)
Net realized and unrealized gain  (loss) on investments..........                2.14                 7.46
                                                                            ---------              -------
    Total from investment operations.............................                2.11                 7.43
Distribution from net realized gains..........................                  (0.18)                  --
                                                                            ---------              -------
Net asset value, end of period...................................           $   19.36              $ 17.43
                                                                            =========              =======
Total Return..................................................                  12.04%               74.30%
                                                                            =========              =======
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted)......................           $  34,925              $ 5,497
                                                                            =========              =======
  Ratio of expenses excluding interest to average net assets..                   1.06%                1.50%
                                                                            =========              =======
  Ratio of expenses including interest to average net assets..                   1.09%                1.56%
                                                                            =========              =======
  Decrease reflected in above expense ratios
    due to expense reimbursements................................                  --                2.36%
                                                                            =========              =======
  Ratio of net investment (loss) to average net assets........                  (0.15%)              (0.71%)
                                                                            =========              =======
  Portfolio Turnover Rate.....................................                 102.10%              178.23%
                                                                            =========              =======
Amount of debt outstanding at end of period......................           $       0              $     0
                                                                            =========              =======
Average amount of debt outstanding during the period.............           $  76,079              $ 8,122
                                                                            =========              =======
Average daily number of shares outstanding during the period.....           1,107,187               75,460
                                                                            =========              =======
Average amount of debt per share during the period...............           $    0.07              $  0.11
                                                                            =========              =======
Average Commission Rate Paid.....................................           $   .0682
                                                                            =========


(i)  Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.



--------------------------------------------------------------------------------

                                 THE PORTFOLIOS


  The Portfolios are designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund may also be a funding vehicle for Plans which elect to make the Fund an investment option for Plan participants.


  The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.



                   PARTICIPATING INSURANCE COMPANIES AND PLANS


  The Portfolios are intended to be funding vehicles for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.



                              INVESTMENT OBJECTIVES
                                  AND POLICIES


  The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objective will be achieved.

  As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% (15% for the Alger American Leveraged AllCap Portfolio) of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and that the Alger American Leveraged AllCap Portfolio may borrow for investment purposes as described below under "Alger American Leveraged AllCap Portfolio." The Statement of Additional Information contains additional investment restrictions.


ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to

$1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.579 billion. The combined range as of that date was $10 million to $2.579 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.


  The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.

ALGER AMERICAN MIDCAP GROWTH PORTFOLIO

  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.193 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO

  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.


  The Portfolio may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."


IN GENERAL


  The Portfolios seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by Alger American MidCap Growth Portfolio, Alger American Growth Portfolio and Alger American Leveraged AllCap Portfolio.

                              INVESTMENT PRACTICES

  The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS

  In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES


  An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolios' Rule 144A investments.



LENDING OF PORTFOLIO SECURITIES


  In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.



FOREIGN SECURITIES

  Each Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


  Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.



LEVERAGE THROUGH BORROWING

  Alger American Leveraged AllCap Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS


  Alger American Leveraged AllCap Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information). Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

  The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.



STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES


  Alger American  Leveraged  AllCap  Portfolio may purchase and sell stock index
futures  contracts  and  options  on  stock  index  futures   contracts.   These
investments may be made only for hedging, not speculative, purposes.


  There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

PORTFOLIO TURNOVER

  Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS

  In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND
ORGANIZATION

  The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolios.


  Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

  Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


  When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES
  The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER


  Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

  Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS

  David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

  Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES


  Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Small Capitalization Portfolio and Alger American Leveraged AllCap Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio-.75%.


  From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers will be paid from Alger Management's own resources and not from the assets of the Fund.

EXPENSES


  Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the expenses of any Portfolio if its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.


  The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

  Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

  Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                 NET ASSET VALUE


  The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS


  Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.


  Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.


  Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS


  Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.


                                      TAXES

  Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

  The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.
  Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

  The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.


  Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may by given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.


  The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.


  The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance

Companies or, in the case of Plan participants, by any charges imposed under the Plan.


                                  INVESTOR AND
                             SHAREHOLDER INFORMATION


   Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                          THE    |
                        ALGER    |   MEETING THE CHALLENGE
                     AMERICAN    |   OF INVESTING
                         FUND    |







No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.





          -----------------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

                           THE   |     75 Maiden Lane
                         ALGER   |     New York, New York 10038
                      AMERICAN   |     (800) 992-FUND (992-3863)
                          FUND   |



  The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund --that presently offers interests in six portfolios. This Prospectus sets forth information about three of these portfolios (the "Portfolios"). Each Portfolio has distinct investment objectives and policies and a shareholder's interest is limited to the Portfolio in which he or she owns shares. The three Portfolios discussed in this Prospectus are:


                    o Alger American Small Capitalization Portfolio
                    o Alger American Growth Portfolio
                    o Alger American MidCap Growth Portfolio

  Shares of the Portfolios are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "The Portfolios."

  SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


  This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.





      FRED ALGER  |                             FRED ALGER  |
     MANAGEMENT,  |  Investment Manager         & COMPANY,  |   Distributor
            INC.  |                           INCORPORATED  |




--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
               ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRE-
                SENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                   May 1, 1997




--------------------------------------------------------------------------------

                                    CONTENTS

                                                  Page
                                                 -----

Portfolio Expenses.............................   iii
Financial Highlights...........................    iv
The Portfolios.................................     1
Participating Insurance Companies and Plans....     1
Investment Objectives and Policies.............     1
  Alger American Small Capitalization
    Portfolio..................................     1
  Alger American Growth Portfolio..............     2
  Alger American MidCap Growth
    Portfolio..................................     2

Investment Practices...........................     2

Management of the Fund.........................     3
Net Asset Value................................     5
Purchases and Redemptions......................     5
Dividends and Distributions....................     6
Taxes..........................................     6
Performance....................................     6
Investor and Shareholder Information...........     7

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES

   The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. The Table does not reflect charges and deductions which are, or may be, imposed under the VA contracts, VLI policies or Plans; such charges and deductions are described in the prospectus for the VA contract or VLI policy accompanying this Prospectus or in the Plan documents.


   The Example below shows the amount of expenses you would pay on a $1,000 investment in a Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolios of operating expenses as shown in the Table under Annual Fund Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



                                                                         Alger                           Alger
                                                                       American          Alger         American
                                                                         Small         American         MidCap
                                                                    Capitalization      Growth          Growth
                                                                       Portfolio       Portfolio       Portfolio
                                                                       ---------       ---------       ---------


Shareholder Transaction Expenses
Maximum Sales Load Imposed on
   Purchases................................................             None            None             None
Maximum Sales Load Imposed
  on Reinvested Dividends...................................             None            None             None
Deferred Sales Load.........................................             None            None             None
Redemption Fees.............................................             None            None             None
Exchange Fees...............................................             None            None             None
Annual Fund Operating Expenses
  (as a percentage of average net assets)
Management Fees.............................................              .85%            .75%             .80%
12b-1 Fees..................................................               --              --               --
Other Expenses..............................................              .03%            .04%             .04%
                                                                          ---             ---              ---
Total Fund Operating Expenses ..............................              .88%            .79%             .84%
                                                                          ===             ===              ===


Example
You would pay the  following  expenses on a
  $1,000  investment, assuming  (1) 5%
  annual return and (2) redemption at the
  end of each time period:
One Year....................................................              $ 9             $ 8              $ 9
Three Years.................................................               28              25               27
Five Years..................................................               49              44               47
Ten Years...................................................              108              98              104




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS

   The Financial Highlights for the years ended December 31, 1990 through 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.

THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                          YEAR ENDED DECEMBER 31,
                                           -------------------------------------------------------------
                                             1996              1995              1994              1993
                                           -------          -------            -------           -------

Net asset value, beginning of year         $ 31.16          $ 23.13            $ 24.67           $ 20.17
                                           -------          -------            -------           -------
Net investment income ............            0.12              0.02              0.07              0.03
Net realized and unrealized gain
  on investments .................            4.00              8.33              0.15              4.50
                                           -------          -------            -------           -------
  Total from investment
     operations ..................            4.12              8.35              0.22              4.53
                                           -------          -------            -------           -------
Dividends from net investment
  income .........................           (0.02)            (0.07)            (0.03)            (0.03)
Distributions from net realized
   gains .........................           (0.93)            (0.25)            (1.73)               --
  Total Distributions ............           (0.95)            (0.32)            (1.76)            (0.03)
                                           -------          -------            -------           -------
Net asset value, end of year .....         $ 34.33          $ 31.16            $ 23.13           $ 24.67
                                           =======          =======            =======           =======
Total Return .....................           13.35%            36.37%             1.45%            22.47%
                                           =======          =======            =======           =======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) ..............        $991,028          $502,974          $150,390           $74,878
                                           =======          =======            =======           =======
  Ratio of expenses to average
    net assets ...................            0.79%             0.85%             0.86%             0.97%
                                           =======          =======            =======           =======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements .......              --                --                --                --
                                           =======          =======            =======           =======
  Ratio of net investment income
    to average net assets ........            0.50%             0.18%             0.48%             0.25%
                                           =======          =======            =======           =======
  Portfolio Turnover Rate ........           82.86%           118.33%           111.76%           112.64%
                                           =======          =======            =======           =======
  Average Commission
    Rate Paid ....................         $ .0683
                                           =======

                                                          YEAR ENDED DECEMBER 31,
                                           ---------------------------------------------------------------
                                             1992              1991                1990              1989(ii)
                                           -------           -------             -------           -------
Net asset value, beginning of year         $18.00            $ 12.86             $ 12.41           $ 10.00
                                           -------           -------             -------           -------
Net investment income ............            0.03              0.08(i)             0.07              0.09
Net realized and unrealized gain
  on investments .................            2.19              5.11                0.44              2.32
                                           -------           -------             -------           -------
  Total from investment
     operations ..................            2.22              5.19                0.51              2.41
                                           -------           -------             -------           -------
Dividends from net investment
  income .........................           (0.03)            (0.05)              (0.06)               --
Distributions from net realized
   gains .........................           (0.02)               --                  --                --
                                           -------           -------             -------           -------
  Total Distributions ............           (0.05)            (0.05)              (0.06)               --
                                           -------           -------             -------           -------
Net asset value, end of year .....         $ 20.17           $ 18.00             $ 12.86           $ 12.41
                                           =======           =======             =======           =======
Total Return .....................           12.38%            40.39%               4.14%            24.10%(iii)
                                           =======           =======             =======           =======
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) ..............         $30,316           $10,094              $1,228              $171
                                           =======           =======             =======           =======
  Ratio of expenses to average
    net assets ...................            0.99%             1.29%               1.50%             1.50%
                                           =======           =======             =======           =======
  Decrease reflected in above
    expense ratios due to
    expense reimbursements .......              --                --                2.31%             7.32%
                                           =======           =======             =======           =======
  Ratio of net investment income
    to average net assets ........            0.33%             0.52%               1.69%             1.30%
                                           =======           =======             =======           =======
  Portfolio Turnover Rate ........           63.91%            58.95%              86.77%            79.59%
                                           =======           =======             =======           =======
  Average Commission
    Rate Paid ....................









  (i) Amount was computed based on average shares outstanding during the period.
 (ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.
--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                      Year Ended December 31,
                             -------------------------------------------------------------------
                                   1996               1995             1994               1993
                             ------------       ------------     ------------       ------------
Net asset value,
  beginning of year ......   $      39.41       $      27.31     $      30.88       $      27.26
                             ------------       ------------     ------------       ------------
Net investment
  income (loss) ..........          (0.04)(i)          (0.09)           (0.03)(i)          (0.06)
Net realized and
   unrealized gain
  (loss) on investments ..           1.70              12.19            (1.45)              3.67
                             ------------       ------------     ------------       ------------
  Total from investment
    operations ...........           1.66              12.10            (1.48)              3.62
                             ------------       ------------     ------------       ------------
Dividends from net
  investment income ......             --                 --               --                 --
Distributions from net
   realized gains ........          (0.16)                --            (2.09)                --
                             ------------       ------------     ------------       ------------
  Total Distributions ....          (0.16)                --            (2.09)                --
                             ------------       ------------     ------------       ------------
Net asset value, end
  of year ................   $      40.91       $      39.41     $      27.31       $      30.88
                             ============       ============     ============       ============
Total Return .............           4.18%             44.31%           (4.38%)            13.28%
                             ============       ============     ============       ============
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) ......   $  1,469,518       $    984,212     $    397,037       $    238,850
                             ============       ============     ============       ============
  Ratio of expenses to
     average net assets ..           0.88%              0.92%            0.96%              1.03%
                             ============       ============     ============       ============
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements .......             --                 --               --                 --
                             ============       ============     ============       ============
  Ratio of net investment
    income (loss) to
    average net assets ...          (0.09%)            (0.48%)          (0.10%)            (0.35%)
                             ============       ============     ============       ============
  Portfolio Turnover
    Rate .................         110.04%             80.66%          117.61%            148.07%
                             ============       ============     ============       ============
  Average Commission
    Rate Paid ............   $      .0591
                             ============

                                                      Year Ended December 31,
                             ----------------------------------------------------------------------------------
                                   1992             1991            1990             1989             1988(iii)
                             ------------     ------------     ------------     ------------       ------------
Net asset value,
  beginning of year ......   $      26.79     $      17.02     $      15.79     $       9.60       $      10.00
                             ------------     ------------     ------------     ------------       ------------
Net investment
  income (loss) ..........          (0.03)            0.02             0.04             0.06
Net realized and
   unrealized gain
  (loss) on investments ..           0.91             9.82             1.35             6.15              (0.40)
                             ------------     ------------     ------------     ------------       ------------
  Total from investment
    operations ...........           0.85             9.79             1.37             6.19              (0.34)
                             ------------     ------------     ------------     ------------       ------------
Dividends from net
  investment income ......             --            (0.02)           (0.01)              --              (0.06)
Distributions from net
   realized gains ........          (0.38)              --            (0.13)              --                 --
                             ------------     ------------     ------------     ------------       ------------
  Total Distributions ....          (0.38)           (0.02)           (0.14)              --              (0.06)
                             ------------     ------------     ------------     ------------       ------------
Net asset value, end
  of year ................   $      27.26     $      26.79     $      17.02     $      15.79       $       9.60
                             ============     ============     ============     ============       ============
Total Return .............           3.55%           57.54%            8.71%           64.48%(ii)         (3.35%)(ii)
                             ============     ============     ============     ============       ============
Ratios and
  Supplemental Data:
   Net assets, end of year
    (000's omitted) ......   $    135,718     $     56,798     $      7,149     $        569       $         39
                             ============     ============     ============     ============       ============
  Ratio of expenses to
     average net assets ..           0.98%            1.06%            1.50%            1.50%              1.50%
                             ============     ============     ============     ============       ============
  Decrease reflected in
    above expense ratios
    due to expense
    reimbursements .......             --               --             0.33%            9.15%             12.31%
                             ============     ============     ============     ============       ============
  Ratio of net investment
    income (loss) to
    average net assets ...          (0.37%)          (0.12%)           0.50%            1.11%              2.27%
                             ============     ============     ============     ============       ============
  Portfolio Turnover
    Rate .................         108.06%          125.90%          132.46%          133.61%             20.86%
                             ============     ============     ============     ============       ============
  Average Commission .....
    Rate Paid












 (i)  Amount was computed based on average shares outstanding during the period.

(ii)  Unaudited.

(iii) For the period September 21, 1988 (commencement of operations) to December
     31,  1988.  Ratios  have  been  annualized;   total  return  has  not  been
     annualized.


--------------------------------------------------------------------------------

THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD




                                                                                            From May 3, 1993
                                                             Year Ended December 31,        (commencement of
                                                           ---------------------------         operations)
                                                            1996       1995      1994    to December 31, 1993(i)
                                                           -------    -------   -------    ------------------
Net asset value, beginning of year........................ $ 19.44    $ 13.46  $  13.72          $ 10.00
                                                           -------    ------   --------          -------
Net investment income (loss)..............................    0.03      (0.03)     0.00(ii)        (0.02)
Net realized and unrealized gain (loss) on investments....    2.29       6.01     (0.21)            3.88
                                                           -------    ------   --------          -------

  Total from investment operations........................    2.32       5.98     (0.21)            3.86
Distributions from net realized gains.....................   (0.41)        --     (0.05)           (0.14)
                                                           -------    ------   --------          -------

Net asset value, end of year.............................. $ 21.35    $ 19.44  $  13.46          $ 13.72
                                                           =======    =======  ========          =======

Total Return..............................................   11.90%     44.45%    (1.54%)          38.67%
                                                           =======    =======  ========          =======

Ratios and Supplemental Data:
  Net assets, end of year (000's omitted).................$394,847   $185,349  $ 62,178         $ 21,301
                                                          ========    =======  ========          =======

  Ratio of expenses to average net assets.................    0.84%      0.90%     0.97%            1.50%
                                                           =======    =======  ========          =======

  Decrease reflected in above expense ratios
    due to expense reimbursements.........................      --         --        --             0.03%
                                                           =======    =======  ========          =======

  Ratio of net investment income (loss) to
    average net assets....................................    0.08%     (0.25%)    0.03%           (0.58%)
                                                           =======    =======  ========          =======

  Portfolio Turnover Rate.................................   90.97%    104.74%    83.96%           67.22%
                                                           =======    =======  ========          =======

  Average Commission
    Rate Paid............................................. $ .0663
                                                           =======




(i) Ratios have been annualized; total return has not been annualized.
(ii)Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

                                 THE PORTFOLIOS


   The Portfolios are designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund may also be a funding vehicle for Plans which elect to make the Fund an investment option for Plan participants.


   The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.



                   PARTICIPATING INSURANCE COMPANIES AND PLANS


   The Portfolios are intended to be funding vehicles for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in a Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Fund may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in a Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.



                              INVESTMENT OBJECTIVES
                                  AND POLICIES

   The investment objectives of the Portfolios and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that any Portfolio's objective will be achieved.


   As a matter of fundamental policy, no Portfolio will: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company; (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market; (4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have "total market capitalization"--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P Index at that date was $32 million to $2.579 billion. The combined range as of that date was $10 million to $2.579 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


ALGER AMERICAN GROWTH PORTFOLIO

   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization of $1 billion or greater.


   The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.


ALGER AMERICAN MIDCAP GROWTH PORTFOLIO


   The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.193 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL


   The Portfolios seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolios will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolios the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives or to meet redemptions, they may each hold up to 15% of their net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

   Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which Alger American Small Capitalization Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors. These risks may also apply to investments in smaller companies by Alger American MidCap Growth Portfolio and Alger American Growth Portfolio.



                              INVESTMENT PRACTICES

   The Portfolios may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolios.

REPURCHASE AGREEMENTS

   In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES


   An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. Each Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolios' Rule 144A investments.



LENDING OF PORTFOLIO SECURITIES


   In order to generate income and to offset expenses, each Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.



FOREIGN SECURITIES

   Each  Portfolio  may  invest  up to  20%  of  its  total  assets  in  foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


   Each Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.


PORTFOLIO TURNOVER

   Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolios' brokerage and custodial expenses.

OTHER INVESTMENTS

   In addition to the securities and investment techniques listed above, each Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


                             MANAGEMENT OF THE FUND

ORGANIZATION

   The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios including the Portfolios.


   Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of one Portfolio may vote only on matters that affect that Portfolio.

   Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolios only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolios. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


   When matters are submitted for shareholder vote, shareholders of each Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES

   The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER

   Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolios, places orders to purchase and sell securities on behalf of the Portfolios and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolios' transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolios and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

   Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger, III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.


PORTFOLIO MANAGERS

   David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

   Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES
   Each Portfolio pays Alger Management a management fee computed daily and paid monthly at annual rates based on a percentage of the value of the relevant Portfolio's average daily net assets, as follows: Alger American Small Capitalization Portfolio-.85%; Alger American MidCap Growth Portfolio-.80%; Alger American Growth Portfolio-.75%.

   From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolios for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers, will be paid from Alger Management's own resources and not from the assets of the Fund.

EXPENSES


   Each Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the expenses of any Portfolio if its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Portfolios while retaining the ability to be reimbursed by the applicable Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about each Portfolio's investment management agreement and other expenses paid by the Portfolios is included in the Statement of Additional Information.


   The Statement of Additional Information contains information about the Fund's brokerage policies and practices.
Distributor

   Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT

   Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

                                 NET ASSET VALUE


   The price of one share of a Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of each Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.



                            PURCHASES AND REDEMPTIONS


   Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolios but may invest in shares of the Portfolios only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund.


   Orders received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Portfolio are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after the request is received. The
Fund does not assess any fees, either when it sells or when it redeems its shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

   Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.


                           DIVIDENDS AND DISTRIBUTIONS


   Each Portfolio will be treated separately in determining the amounts of dividends of investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio that paid the dividend or distribution or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolios will be declared and paid annually. Distributions of any net realized capital gains earned by a Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the relevant Portfolio for federal income tax purposes.


                                      TAXES

   Each Portfolio will be treated as a separate taxpayer with the result that, for federal income tax purposes, the amounts of net investment income and capital gains earned will be determined on a Portfolio-by-Portfolio (rather than on a Fund-wide) basis.

   The Fund intends that each Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year of each Portfolio. If so qualified, and providing certain distribution requirements are met, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

   Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of a Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

   The Portfolios advertise different types of yield and total return performance. All performance figures are based on historical earnings and are not intended to indicate future performance. Further information about the Fund's performance is contained in its Annual Report to Shareholders, which may be obtained without charge by contacting the Fund.


   Each Portfolio may include quotations of its "total return" in advertisements or reports to shareholders or prospective investors. Total return figures show the aggregate or average percentage change in value of an investment in a Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may by given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis) and may utilize dollar cost averaging. The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share price and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for a Portfolio will vary based on changes in market conditions. In addition, since the deduction of a Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.


   The Statement of Additional Information further describes the method used to determine the yields and total return figures. Current yield and/or total return quotations may be obtained by contacting the Fund.

   The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.


                                  INVESTOR AND
                             SHAREHOLDER INFORMATION


    Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolios, including current performance quotations, as well as for assistance in selecting a Portfolio and obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of one or more Portfolios are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by each of the Portfolios and the market values of the investments and will provide other information about the Fund and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                          THE    |
                        ALGER    |     MEETING THE CHALLENGE
                     AMERICAN    |     OF INVESTING
                         FUND    |




No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.





                 ---------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------


                          THE     |       75 Maiden Lane
                        ALGER     |       New York, New York 10038
                     AMERICAN     |       (800) 992-FUND (992-3863)
                         FUND     |




                  ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
================================================================================


    The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Small Capitalization Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly.

    Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Small Capitalization Portfolio."


    SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


    This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



      FRED ALGER  |                             FRED ALGER   |
     MANAGEMENT,  |  Investment Manager         & COMPANY,   |  Distributor
            INC.  |                           INCORPORATED   |




--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   MAY 1, 1997

--------------------------------------------------------------------------------

                                    CONTENTS
                                                         Page
                                                         ----

     Portfolio Expenses ..............................    iii

     Financial Highlights ............................     iv


     Alger American Small Capitalization

       Portfolio .....................................      1


     Participating Insurance Companies and Plans .....      1

     Investment Objective and Policies ...............      1

     Investment Practices ............................      2

     Management of the Fund ..........................      3

     Net Asset Value .................................      4

     Purchases and Redemptions .......................      4

     Dividends and Distributions .....................      5

     Taxes ...........................................      5

     Performance .....................................      5

     Investor and Shareholder Information ............      5


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES


     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.


     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.



SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases ...........................................   None

Maximum Sales Load Imposed on Reinvested Dividends ................................   None

Deferred Sales Load ...............................................................   None

Redemption Fees ...................................................................   None


Exchange Fees .....................................................................   None

ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management Fees ...................................................................    .85%

12b-1 Fees ........................................................................     --

Other Expenses ....................................................................    .03%
                                                                                       ---
Total Portfolio Operating Expenses ................................................    .88%
                                                                                       ===
EXAMPLE
You would pay the  following  expenses on a $1,000  investment,  assuming (1) 5%
annual return and (2) redemption at the end of each time period:

One Year ..........................................................................     $9

Three Years .......................................................................     28

Five Years ........................................................................     49

Ten Years .........................................................................    108



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the periods ended December 31, 1989 and 1988 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.




THE ALGER AMERICAN FUND
SMALL CAPITALIZATION PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------



                                                                       YEAR ENDED DECEMBER 31,
                                         -------------------------------------------------------------------------------
                                             1996              1995            1994              1993            1992
                                         -----------       -----------     -----------       -----------     -----------
     Net asset value, beginning
       of year .......................   $     39.41       $     27.31     $     30.88       $     27.26     $     26.79
                                         -----------       -----------     -----------       -----------     -----------
     Net investment income (loss) ....         (0.04)(i)         (0.09)          (0.03)(i)         (0.05)          (0.06)
     Net realized and unrealized
       gain (loss)
       on investments ................          1.70             12.19           (1.45)             3.67            0.91
                                         -----------       -----------     -----------       -----------     -----------
       Total from investment
         operations ..................          1.66             12.10           (1.48)             3.62            0.85
                                         -----------       -----------     -----------       -----------     -----------
     Dividends from net
       investment income .............            --                --              --                --              --
     Distributions from
       net realized gains ............         (0.16)               --           (2.09)               --           (0.38)
                                         -----------       -----------     -----------       -----------     -----------
       Total Distributions ...........         (0.16)               --           (2.09)               --           (0.38)
                                         -----------       -----------     -----------       -----------     -----------
     Net asset value, end of year ....   $     40.91       $     39.41     $     27.31       $     30.88     $     27.26
                                         ===========       ===========     ===========       ===========     ===========
     Total Return ....................          4.18%            44.31%          (4.38%)           13.28%           3.55%
                                         ===========       ===========     ===========       ===========     ===========

     Ratios and Supplemental Data:
       Net assets, end of year
         (000's omitted) .............   $ 1,469,518       $   984,212     $   397,037       $   238,850     $   135,718
                                         ===========       ===========     ===========       ===========     ===========

       Ratio of expenses to average
         net assets ..................          0.88%             0.92%           0.96%             1.03%           0.98%
                                         ===========       ===========     ===========       ===========     ===========
       Decrease reflected in above
         expense ratios due to expense
         reimbursements ..............            --                --              --                --              --
                                         ===========       ===========     ===========       ===========     ===========
       Ratio of net investment income
         (loss) to average net assets          (0.09%)           (0.48%)         (0.10%)           (0.35%)         (0.37%)
                                         ===========       ===========     ===========       ===========     ===========
       Portfolio Turnover Rate .......        110.04%            80.66%         117.61%           148.07%         108.06%
                                         ===========       ===========     ===========       ===========     ===========
       Average Commission
         Rate Paid ...................   $     .0591
                                         ===========



                                                                YEAR ENDED DECEMBER 31,
                                         --------------------------------------------------------------
                                             1991            1990            1989               1988(III)
                                         -----------     -----------     -----------        -----------
     Net asset value, beginning
       of year .......................   $     17.02     $     15.79     $      9.60        $     10.00
                                         -----------     -----------     -----------        -----------
     Net investment income (loss) ....         (0.03)           0.02            0.04               0.06
     Net realized and unrealized
       gain (loss)
       on investments ................          9.82            1.35            6.15              (0.40)
                                         -----------     -----------     -----------        -----------
       Total from investment
         operations ..................          9.79            1.37            6.19              (0.34)
                                         -----------     -----------     -----------        -----------
     Dividends from net
       investment income .............         (0.02)          (0.01)             --              (0.06)
     Distributions from
       net realized gains ............            --           (0.13)             --                 --
                                         -----------     -----------     -----------        -----------
       Total Distributions ...........         (0.02)          (0.14)             --              (0.06)
                                         -----------     -----------     -----------        -----------
     Net asset value, end of year ....   $     26.79     $     17.02     $     15.79        $      9.60
                                         ===========     ===========     ===========        ===========
     Total Return ....................         57.54%           8.71%          64.48%(ii)         (3.35%)(ii)
                                         ===========     ===========     ===========        ===========

     Ratios and Supplemental Data:
       Net assets, end of year
         (000's omitted) .............   $    56,798     $     7,149     $       569        $        39
                                         ===========     ===========     ===========        ===========

       Ratio of expenses to average
         net assets ..................          1.06%           1.50%           1.50%              1.50%
                                         ===========     ===========     ===========        ===========
       Decrease reflected in above
         expense ratios due to expense
         reimbursements ..............            --            0.33%           9.15%             12.31%
                                         ===========     ===========     ===========        ===========
       Ratio of net investment income
         (loss) to average net assets          (0.12%)          0.50%           1.11%              2.27%
                                         ===========     ===========     ===========        ===========
       Portfolio Turnover Rate .......        125.90%         132.46%         133.61%             20.86%
                                         ===========     ===========     ===========        ===========
       Average Commission
         Rate Paid ...................





--------------------------------------------------------------------------------
  (i) Amount was computed based on average shares outstanding during the period.
 (ii) Unaudited.
(iii) For the period September 21, 1988 (commencement of operations) to December 31, 1988. Ratios have been annualized; total return has not been annualized.


--------------------------------------------------------------------------------

                              ALGER AMERICAN SMALL
                            CAPITALIZATION PORTFOLIO

  The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.


  The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.

                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS


  The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.


                        INVESTMENT OBJECTIVE AND POLICIES


  The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

  As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the Russell 2000 Growth Index ("Russell Index") or the S&P SmallCap 600 Index ("S&P Index"), updated quarterly. Both indexes are broad indexes of small capitalization stocks. As of March 31, 1997, the range of market capitalization of the companies in the Russell Index was $10 million to $1.94 billion; the range of market capitalization of the companies in the S&P index at that date was $32 million to $2.579 billion. The combined range as of that date was $10 million to $2.579 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside of this combined range, and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL
  The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Companies in which the Portfolio is likely to invest may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general. Accordingly, an investment in the Portfolio may not be appropriate for all investors.


                              INVESTMENT PRACTICES

  The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

  In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES


  An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.



LENDING OF PORTFOLIO SECURITIES


  In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.



FOREIGN SECURITIES

  The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


  The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.



OTHER INVESTMENTS

  In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


PORTFOLIO TURNOVER

  Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.

                             MANAGEMENT OF THE FUND


ORGANIZATION

  The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.


  Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

  Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


  When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two- thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

  The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.

INVESTMENT MANAGER


  Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

  Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.



PORTFOLIO MANAGERS

  David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

  Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES


  The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets.


  From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers, will be paid from Alger Management's own resources and not from the assets of the Portfolio.

EXPENSES


  The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.


  The Statement of Additional Information contains information about the Fund's brokerage policies and practices.

DISTRIBUTOR

  Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.

TRANSFER AGENT
  Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.

                                       NET ASSET VALUE


  The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS


  Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

  Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any Charges assessed by the Plans should be described in the Plan documents.

  Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.



                           DIVIDENDS AND DISTRIBUTIONS


  Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.



                                      TAXES

  The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

  All performance figures are based on historical earnings and are not intended to indicate future performance.

  The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.


  The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the plan.



                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

  Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                          THE    |
                        ALGER    |     MEETING THE CHALLENGE
                     AMERICAN    |     OF INVESTING
                         FUND    |




No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.





              ----------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------


                          THE    |     75 Maiden Lane
                        ALGER    |     New York, New York 10038
                     AMERICAN    |     (800) 992-FUND (992-3863)
                         FUND    |







                         ALGER AMERICAN GROWTH PORTFOLIO
================================================================================


     The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.


     Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Growth Portfolio."


     SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


     This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.




      FRED ALGER |                              FRED ALGER  |
     MANAGEMENT, |   Investment Manager         & COMPANY,  |   Distributor
            INC. |                            INCORPORATED  |



--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
               OR ANY STATE SECURITIES COMMISSION PASSED UPON THE
                  ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   MAY 1, 1997

--------------------------------------------------------------------------------

                                    CONTENTS

                                                                      Page
                                                                      ----

       Portfolio Expenses .......................................      iii

       Financial Highlights .....................................       iv


       Alger American Growth


         Portfolio ..............................................        1

       Participating Insurance Companies and Plans ..............        1

       Investment Objective and Policies ........................        1

       Investment Practices .....................................        2

       Management of the Fund ...................................        2

       Net Asset Value ..........................................        4

       Purchases and Redemptions ................................        4

       Dividends and Distributions ..............................        4

       Taxes ....................................................        5

       Performance ..............................................        5

       Investor and Shareholder Information .....................        5

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               PORTFOLIO EXPENSES


     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ...................................   None

Maximum Sales Load Imposed on Reinvested Dividends ........................   None

Deferred Sales Load .......................................................   None

Redemption Fees ...........................................................   None


Exchange Fees .............................................................   None


ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees ...........................................................    .75%

12b-1 Fees ................................................................     --

Other Expenses ............................................................    .04%
                                                                               ---
Total Portfolio Operating Expenses ........................................    .79%
                                                                               ===

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ..................................................................   $  8

Three Years ...............................................................     25

Five Years ................................................................     44

Ten Years .................................................................     98




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                              FINANCIAL HIGHLIGHTS


     The Financial Highlights for the years ended December 31, 1990 through 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Financial Highlights, with the exception of the total return information, for the period ended December 31, 1989 have been audited by other independent accountants, who have expressed an unqualified opinion thereon. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.



THE ALGER AMERICAN FUND
GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------



                                                             YEAR ENDED DECEMBER 31,
                                    ----------------------------------------------------------------------
                                          1996               1995               1994               1993
                                    -------------      -------------      -------------      -------------
Net asset value, beginning
   of year .....................    $       31.16      $       23.13      $       24.67      $       20.17
                                    -------------      -------------      -------------      -------------
Net investment income ..........             0.12               0.02               0.07               0.03
Net realized and unrealized
  gain on investments ..........             4.00               8.33               0.15               4.50
                                    -------------      -------------      -------------      -------------
  Total from investment
     operations ................             4.12               8.35               0.22               4.53
                                    -------------      -------------      -------------      -------------
Dividends from net investment
  income .......................            (0.02)             (0.07)             (0.03)             (0.03)
Distributions from net realized
   gains .......................            (0.93)             (0.25)             (1.73)                --
                                    -------------      -------------      -------------      -------------
  Total Distributions ..........            (0.95)             (0.32)             (1.76)             (0.03)
                                    -------------      -------------      -------------      -------------
Net asset value, end of year ...    $       34.33      $       31.16      $       23.13      $       24.67
                                    =============      =============      =============      =============
Total Return ...................            13.35%             36.37%              1.45%             22.47%
                                    =============      =============      =============      =============
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) ............    $     991,028      $     502,974      $     150,390      $      74,878
                                    =============      =============      =============      =============

  Ratio of expenses to average
    net assets .................             0.79%              0.85%              0.86%              0.97%
                                    =============      =============      =============      =============
  Decrease reflected in above
    expense ratios due to
    expense reimbursements .....               --                 --                 --                 --
                                    =============      =============      =============      =============
  Ratio of net investment income
    to average net assets ......             0.50%              0.18%              0.48%              0.25%
                                    =============      =============      =============      =============
  Portfolio Turnover Rate ......            82.86%            118.33%            111.76%            112.64%
                                    =============      =============      =============      =============
  Average Commission Rate Paid .    $       .0683
                                    =============




                                                             YEAR ENDED DECEMBER 31,

                                        1992               1991                 1990               1989(ii)
                                    -------------      -------------        -------------      -------------
Net asset value, beginning
   of year .....................    $       18.00      $       12.86        $       12.41      $       10.00
                                    -------------      -------------        -------------      -------------
Net investment income ..........             0.03               0.08(i)              0.07               0.09
Net realized and unrealized
  gain on investments ..........             2.19               5.11                 0.44               2.32
                                    -------------      -------------        -------------      -------------
  Total from investment
     operations ................             2.22               5.19                 0.51               2.41
                                    -------------      -------------        -------------      -------------
Dividends from net investment
  income .......................            (0.03)             (0.05)               (0.06)                --
Distributions from net realized
   gains .......................            (0.02)                --                   --                 --
                                    -------------      -------------        -------------      -------------
  Total Distributions ..........            (0.05)             (0.05)               (0.06)                --
                                    -------------      -------------        -------------      -------------
Net asset value, end of year ...    $       20.17      $       18.00        $       12.86      $       12.41
                                    =============      =============        =============      =============
Total Return ...................            12.38%             40.39%                4.14%             24.10%(iii)
                                    =============      =============        =============      =============
Ratios and Supplemental Data:
  Net assets, end of year
    (000's omitted) ............    $      30,316      $      10,094        $       1,228      $         171
                                    =============      =============        =============      =============

  Ratio of expenses to average
    net assets .................             0.99%              1.29%                1.50%              1.50%
                                    =============      =============        =============      =============
  Decrease reflected in above
    expense ratios due to
    expense reimbursements .....               --                 --                 2.31%              7.32%
                                    =============      =============        =============      =============
  Ratio of net investment income
    to average net assets ......             0.33%              0.52%                1.69%              1.30%
                                    =============      =============        =============      =============
  Portfolio Turnover Rate ......            63.91%             58.95%               86.77%             79.59%
                                    =============      =============        =============      =============
  Average Commission Rate Paid .



  (i) Amount was computed based on average shares outstanding during the period.
 (ii) For the period January 9, 1989 (commencement of operations) to December 31, 1989. Ratios have been annualized; total return has not been annualized.
(iii) Unaudited.

--------------------------------------------------------------------------------

                              ALGER AMERICAN GROWTH
                                    PORTFOLIO

  The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.


  The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.


                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS

  The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.

                        INVESTMENT OBJECTIVE AND POLICIES

  The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

  As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--of $1 billion or greater. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization of less than $1 billion.



IN GENERAL


  The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



                              INVESTMENT PRACTICES

  The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.


REPURCHASE AGREEMENTS

  In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES


  An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES


  In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

  The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


  The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.



OTHER INVESTMENTS

  In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


PORTFOLIO TURNOVER

  Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                             MANAGEMENT OF THE FUND

ORGANIZATION

  The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.


  Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

  Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to

Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of the voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


  When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two-thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.


BOARD OF TRUSTEES

  The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER

  Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

  Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.



PORTFOLIO MANAGERS

  David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

  Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES


  The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .75% of the value of the Portfolio's average daily net assets.


  From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers, will be paid from Alger Management's own resources and not from the assets of the Portfolio.


EXPENSES


  The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.


  The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

  Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT

  Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.



                                 NET ASSET VALUE


  The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.



                            PURCHASES AND REDEMPTIONS


  Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

  Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

  Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.



                           DIVIDENDS AND DISTRIBUTIONS


  Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.


                                      TAXES

  The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.

                                   PERFORMANCE

  All performance figures are based on historical earnings and are not intended to indicate future performance.


  The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

  The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.



                            INVESTOR AND SHAREHOLDER
                                   INFORMATION
  Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                          THE    |
                        ALGER    |     MEETING THE CHALLENGE
                     AMERICAN    |     OF INVESTING
                         FUND    |




No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.


                 ----------------------------------------------


INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------





                            THE    |     75 Maiden Lane
                          ALGER    |     New York, New York 10038
                       AMERICAN    |     (800) 992-FUND (992-3863)
                           FUND    |







                     ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
================================================================================


    The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American MidCap Growth Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the S&P MidCap 400 Index.

    Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American MidCap Growth Portfolio."


    SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

    This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.



      FRED ALGER  |                             FRED ALGER  |
     MANAGEMENT,  |  Investment Manager         & COMPANY,  |   Distributor
            INC.  |                           INCORPORATED  |


--------------------------------------------------------------------------------

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
                 OR ANY STATE SECURITIES COMMISSION PASSED UPON
                  THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.
                     ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.

--------------------------------------------------------------------------------


                                   MAY 1, 1997

--------------------------------------------------------------------------------
                                    CONTENTS

                                                                       Page
                                                                       ----

       Portfolio Expenses ........................................     iii

       Financial Highlights ......................................      iv


       Alger American MidCap


         Growth Portfolio ........................................       1

       Participating Insurance Companies and Plans ...............       1

       Investment Objective and Policies .........................       1

       Investment Practices ......................................       2

       Management of the Fund ....................................       2

       Net Asset Value ...........................................       4

       Purchases and Redemptions .................................       4

       Dividends and Distributions ...............................       5

       Taxes .....................................................       5

       Performance ...............................................       5

       Investor and Shareholder Information ......................       5



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               PORTFOLIO EXPENSES


     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ...................................    None

Maximum Sales Load Imposed on Reinvested Dividends ........................    None

Deferred Sales Load .......................................................    None

Redemption Fees ...........................................................    None

Exchange Fees .............................................................    None



ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees ...........................................................     .80%

12b-1 Fees ................................................................      --

Other Expenses ............................................................     .04%
                                                                                ---
Total Portfolio Operating Expenses ........................................     .84%
                                                                                ===



EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1)
  5% annual return and (2) redemption at the end of each time period:

One Year ..................................................................    $  9

Three Years ...............................................................      27

Five Years ................................................................      47

Ten Years .................................................................     104



--------------------------------------------------------------------------------

                              FINANCIAL HIGHLIGHTS

     The Financial Highlights for the years ended December 31, 1993 through 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.



THE ALGER AMERICAN FUND
MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------



                                                                                                               FROM MAY 3, 1993
                                                                      YEAR ENDED DECEMBER 31,                  (COMMENCEMENT OF
                                                           ------------------------------------------             OPERATIONS)
                                                               1996               1995           1994      TO DECEMBER 31, 1993(i)
                                                           --------           --------        -------      -----------------------

Net asset value, beginning of year ..................      $  19.44           $  13.46        $ 13.72              $ 10.00
                                                           --------           --------        -------              -------
Net investment income (loss) ........................          0.03              (0.03)          0.00(ii)            (0.02)
Net realized and unrealized gain (loss)
  on investments ....................................          2.29               6.01          (0.21)                3.88
                                                           --------           --------        -------              -------
  Total from investment operations ..................          2.32               5.98          (0.21)                3.86
Distributions from net realized gains ...............         (0.41)                --          (0.05)               (0.14)
                                                           --------           --------        -------              -------
Net asset value, end of year ........................      $  21.35          $   19.44        $ 13.46              $ 13.72
                                                           ========           ========        =======              =======
Total Return ........................................         11.90%             44.45%         (1.54%)              38.67%
                                                           ========           ========        =======              =======
Ratios and Supplemental Data:
  Net assets, end of year (000's omitted) ...........      $394,847           $185,349        $62,178              $21,301
                                                           ========           ========        =======              =======

  Ratio of expenses to average net assets ...........          0.84%              0.90%          0.97%                1.50%


  Decrease reflected in above expense
    ratio due to expense
    reimbursements ..................................            --                 --             --                 0.03%
                                                           ========           ========        =======              =======
  Ratio of net investment income (loss)
    to average net assets ...........................          0.08%             (0.25%)         0.03%               (0.58%)
                                                           ========           ========        =======              =======
  Portfolio Turnover Rate ...........................         90.97%            104.74%         83.96%               67.22%
                                                           ========           ========        =======              =======
  Average Commission Rate Paid ......................      $  .0663
                                                           ========




 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------

                              ALGER AMERICAN MIDCAP
                                GROWTH PORTFOLIO

  The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.


  The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.


                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS


  The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.



                              INVESTMENT OBJECTIVE AND POLICIES


  The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

  As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 10% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes. The Statement of Additional Information contains additional investment restrictions.

  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 65% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization--present market value per share multiplied by the total number of shares outstanding--within the range of companies included in the S&P MidCap 400 Index, updated quarterly. The S&P MidCap 400 Index is designed to track the performance of medium capitalization companies. As of March 31, 1997, the range of market capitalization of these companies was $120 million to $7.193 billion. The Portfolio may invest up to 35% of its total assets in equity securities of companies that, at the time of purchase, have total market capitalization outside the range of companies included in the S&P MidCap 400 Index and in excess of that amount (up to 100% of its assets) during temporary defensive periods.


IN GENERAL


  The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



                              INVESTMENT PRACTICES

  The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.

REPURCHASE AGREEMENTS

  In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.

ILLIQUID AND RESTRICTED SECURITIES


  An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES


  In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.


FOREIGN SECURITIES

  The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


  The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.



OTHER INVESTMENTS

  In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.


PORTFOLIO TURNOVER

  Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                             MANAGEMENT OF THE FUND

ORGANIZATION

  The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.

  Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

  Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


  When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two- thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.

BOARD OF TRUSTEES
  The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER


  Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

  Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.



PORTFOLIO MANAGERS

  David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

  Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.


FEES


  The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .80% of the value of the Portfolio's average daily net assets.


  From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers, will be paid from Alger Management's own resources and not from the assets of the Portfolio.



EXPENSES


  The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.


  The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

  Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT
  Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                       NET ASSET VALUE


  The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                                  PURCHASES AND REDEMPTIONS


  Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.
  Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.
  Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.

                           DIVIDENDS AND DISTRIBUTIONS


  Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.



                                      TAXES

  The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.


                                         PERFORMANCE

  All performance figures are based on historical earnings and are not intended to indicate future performance.


  The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.

  The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.



                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

  Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                          THE   |
                        ALGER   |      MEETING THE CHALLENGE
                     AMERICAN   |      OF INVESTING
                         FUND   |




No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Portfolio's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



               --------------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rocket Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

PROSPECTUS
----------


                  THE    |
                ALGER    |     75 Maiden Lane
             AMERICAN    |     New York, New York 10038
                 FUND    |     (800) 992-FUND (992-3863)








                    ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
================================================================================

    The Alger American Fund (the "Fund") is a registered investment company--a mutual fund--that presently offers interests in six portfolios. This Prospectus sets forth information about the Alger American Leveraged AllCap Portfolio (the "Portfolio"). The Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio may engage in leveraging (up to 331/3% of its assets) and options and futures transactions, which are deemed to be speculative and which may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities.


    Shares of the Portfolio are offered as a pooled funding vehicle for insurance companies writing all types of variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") and are also offered directly to qualified pension and retirement plans (the "Plans"). See "Alger American Leveraged AllCap Portfolio."


    SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


    This Prospectus, which should be retained for future reference, contains important information that you should know before investing. Please read it along with the prospectuses issued by the insurance companies with respect to the VA contracts and VLI policies or with the Plan documents. A "Statement of Additional Information" dated May 1, 1997 containing further information about all the portfolios of the Fund, including the Portfolio, has been filed with the Securities and Exchange Commission and is incorporated by reference into this Prospectus. It is available at no charge by contacting the Fund at the address or phone number above.






        FRED ALGER |                                FRED ALGER  |
       MANAGEMENT, |  Investment Manager             & COMPANY  |  Distributor
              INC. |                              INCORPORATED  |





--------------------------------------------------------------------------------
          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE
           SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES
            COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
           OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY
               OR DEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------


                                   MAY 1, 1997

--------------------------------------------------------------------------------
                                    CONTENTS

                                                             Page
                                                             ----

Portfolio Expenses .......................................... iii

Financial Highlights ........................................  iv


Alger American Leveraged


  AllCap  Portfolio .........................................   1

Participating Insurance Companies and Plans .................   1

Investment Objective and Policies ...........................   1

Investment Practices ........................................   2

Management of the Fund ......................................   3

Net Asset Value .............................................   5

Purchases and Redemptions ...................................   5

Dividends and Distributions .................................   5

Taxes .......................................................   5

Performance .................................................   6

Investor and Shareholder Information ........................   6


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


                               PORTFOLIO EXPENSES


     The Table below is designed to assist you in understanding the various costs and expenses that you will bear as a shareholder. THE TABLE DOES NOT REFLECT CHARGES AND DEDUCTIONS WHICH ARE, OR MAY BE, IMPOSED UNDER THE VA CONTRACTS, VLI POLICIES OR PLANS; SUCH CHARGES AND DEDUCTIONS ARE DESCRIBED IN THE PROSPECTUS FOR THE VA CONTRACT OR VLI POLICY ACCOMPANYING THIS PROSPECTUS OR IN THE PLAN DOCUMENTS.

     The Example below shows the amount of expenses you would pay on a $1,000 investment in the Portfolio. These amounts assume the reinvestment of all dividends and distributions and payment by the Portfolio of operating expenses as shown in the Table under Annual Portfolio Operating Expenses. The Example is an illustration only and actual expenses may be greater or less than those shown.


SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Load Imposed on Purchases ...........................   None

Maximum Sales Load Imposed on Reinvested Dividends ................   None

Deferred Sales Load ...............................................   None

Redemption Fees ...................................................   None


Exchange Fees .....................................................   None


ANNUAL PORTFOLIO OPERATING EXPENSES (AS A PERCENTAGE OF AVERAGE NET ASSETS)

Management Fees ...................................................   .85%

12b-1 Fees ........................................................    --

Other Expenses ....................................................   .24%*
                                                                     ----
Total Portfolio Operating Expenses ................................  1.09%
                                                                     ====

* Included in Other Expenses of the Alger American Leveraged AllCap Portfolio is 0.03% of interest expense.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period:

One Year ..........................................................  $ 11

Three Years .......................................................    35

Five Years ........................................................    60

Ten Years .........................................................   133


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS


  The Financial Highlights for the years ended December 31, 1995 and 1996 have been audited by Arthur Andersen LLP, the Fund's independent public accountants. This information should be read in conjunction with the financial statements of the Fund as contained in its Statement of Additional Information. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at (800) 992-3863.


THE ALGER AMERICAN FUND
LEVERAGED ALLCAP PORTFOLIO
Financial Highlights
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD



                                                                                  From January 25, 1995
                                                                    Year Ended     (commencement of
                                                                   December 31,        operations)
                                                                       1996       to December 31, 1995(i)
                                                               ---------------    -----------------------
Net asset value, beginning of period .......................   $         17.43        $         10.00
                                                               ---------------        ---------------
Net investment (loss) ......................................             (0.03)(ii)             (0.03)
Net realized and unrealized gain  (loss) on investments ....              2.14                   7.46
                                                               ---------------        ---------------
    Total from investment operations .......................              2.11                   7.43
Distribution from net realized gains .......................             (0.18)                    --
                                                               ---------------        ---------------
Net asset value, end of period .............................   $         19.36        $         17.43
                                                               ===============        ===============
Total Return ...............................................             12.04%                 74.30%
                                                               ===============        ===============
Ratios and Supplemental Data:
  Net assets, end of period (000's omitted) ................   $        34,925        $         5,497
                                                               ===============        ===============
  Ratio of expenses excluding interest to average net assets              1.06%                  1.50%
                                                               ===============        ===============
  Ratio of expenses including interest to average net assets              1.09%                  1.56%
                                                               ===============        ===============
  Decrease reflected in above expense ratios
    due to expense reimbursements ..........................                --                   2.36%
                                                               ===============        ===============
  Ratio of net investment (loss) to average net assets .....             (0.15%)                (0.71%)
                                                               ===============        ===============
  Portfolio Turnover Rate ..................................            102.10%                178.23%
                                                               ===============        ===============
Amount of debt outstanding at end of period ................   $             0        $             0
                                                               ===============        ===============
Average amount of debt outstanding during the period .......   $        76,079        $         8,122
                                                               ===============        ===============
Average daily number of shares outstanding during the period         1,107,187                 75,460
                                                               ===============        ===============
Average amount of debt per share during the period .........   $          0.07        $          0.11
                                                               ===============        ===============
Average Commission Rate Paid ...............................   $         .0682
                                                               ===============



 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


--------------------------------------------------------------------------------
                                       iv

                            ALGER AMERICAN LEVERAGED
                                ALLCAP PORTFOLIO

  The Portfolio is designed to permit insurance companies that issue VA contracts and VLI policies to offer contract and policy holders the opportunity to participate in the performance of the Portfolio. The Portfolio may also be a funding vehicle for Plans which elect to make the Portfolio an investment option for Plan participants.


  The Fund is a diversified, open-end management investment company that offers a selection of six portfolios, each having distinct investment objectives and policies. The Fund's Board of Trustees may establish additional portfolios at any time.


                             PARTICIPATING INSURANCE
                               COMPANIES AND PLANS


  The Portfolio is intended to be a funding vehicle for VA contracts and VLI policies to be offered by the separate accounts of certain life insurance companies ("Participating Insurance Companies") and Plans. Individuals cannot invest in the Portfolio directly but may do so only through a VA contract or VLI policy or a Plan. The Fund currently does not foresee any disadvantages to the holders of VA contracts and VLI Policies arising from the fact that the interests of the holders of VA contracts and VLI policies may differ, that the Participating Insurance Companies may not be affiliated with each other or that the Portfolio may offer its shares to Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise due to differences of tax treatment or other considerations, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more Participating Insurance Company separate accounts or Plans might withdraw its investment in the Portfolio, which may cause the Portfolio to sell portfolio securities at disadvantageous prices. The VA contracts and VLI policies are described in the separate prospectuses issued by the Participating Insurance Companies, and the Plans are described in the Plan documents made available by the Plan sponsors. The Fund assumes no responsibility for such prospectuses or Plan documents.


                        INVESTMENT OBJECTIVE AND POLICIES


  The investment objective of the Portfolio and the investment restrictions summarized in the next paragraph are fundamental which means that they may not be changed without shareholder approval. All investment policies and practices described elsewhere in this Prospectus, and not explicitly identified as fundamental, are not fundamental, so the Fund's Board of Trustees may change them without shareholder approval. There is no guarantee that the Portfolio's objective will be achieved.

  As a matter of fundamental policy, the Portfolio will not: (1) with respect to 75% of its total assets, invest more than 5% of its total assets in any one issuer, except for obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government securities"); (2) own more than 10% of the outstanding voting securities of any company, (3) invest more than 15% of its net assets in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;
(4) invest more than 25% of its total assets in any one industry, except for U.S. Government securities; (5) borrow money or pledge its assets, except that it may borrow money or pledge its assets in an amount up to 10% of its total assets for temporary or emergency purposes and in an amount exceeding 10% of its total assets for investment purposes as set forth below under "Leverage Through Borrowing." The Statement of Additional Information contains additional investment restrictions.


  The investment objective of the Portfolio is long-term capital appreciation. Except during temporary defensive periods, the Portfolio invests at least 85% of its net assets in equity securities of companies of any size.

  The Portfolio may purchase put and call options and sell (write) covered call and put options on securities indexes to increase gain and to hedge against the risk of unfavorable price movements, and may enter into futures contracts on securities indexes and purchase and sell call and put options on these futures contracts. The Portfolio may also borrow money for the purchase of additional securities. The Portfolio may borrow only from banks and may not borrow in excess of one-third of the market value of its assets, less liabilities other than such borrowing. These practices are deemed to be speculative and may cause the Portfolio's net asset value to be more volatile than the net asset value of a fund that does not engage in these activities. See "Investment Practices."


IN GENERAL

  The Portfolio seeks to achieve its objective by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. These companies may still be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. In order to afford the Portfolio the flexibility to take advantage of new opportunities for investments in accordance with its investment objective or to meet redemptions, it may hold up to 15% of its net assets in money market instruments and repurchase agreements and in excess of that amount (up to 100% of its assets) during temporary defensive periods. This amount may be higher than that maintained by other funds with similar investment objectives.

  Investing in smaller, newer issuers generally involves greater risk than investing in larger, more established issuers. Smaller, newer issuers may have limited product lines, markets or financial resources and may lack management depth. The securities of such companies may have limited marketability and may be subject to more abrupt or erratic market movements than securities of larger, more established companies or the market averages in general.



                              INVESTMENT PRACTICES

  The Portfolio may use the investment strategies and invest in the types of securities described below, which may involve certain risks. The Statement of Additional Information contains more detailed information about these practices and information about other investment practices of the Portfolio.


REPURCHASE AGREEMENTS
  In a repurchase agreement, the Portfolio buys a security at one price and simultaneously agrees to sell it back at a higher price. In the event of a bankruptcy or default of the other party to the repurchase agreement, the Portfolio could experience costs and delays in liquidating the underlying security, which is held as collateral, and the Portfolio might incur a loss if the value of the collateral held declines during this period.


ILLIQUID AND RESTRICTED SECURITIES
  An investment may be illiquid because of the absence of an active trading market, making it difficult to sell promptly at an acceptable price. A restricted security is one that has a contractual restriction on its resale or which cannot be sold publicly until it is registered under the Securities Act of 1933. The Portfolio may purchase securities eligible for resale under Rule 144A of the Securities Act of 1933. This rule permits otherwise restricted securities to be sold to certain institutional buyers. Under the policies and procedures established by the Fund's Board of Trustees, Fred Alger Management, Inc. ("Alger Management") determines the liquidity of the Portfolio's Rule 144A investments.


LENDING OF PORTFOLIO SECURITIES
  In order to generate income and to offset expenses, the Portfolio may lend portfolio securities with a value up to 331/3% of the Portfolio's total assets to brokers, dealers and other financial organizations. Any such loan will be continuously secured by collateral at least equal to the value of the securities loaned. Default by the borrower could result in delays, costs and/or losses in disposing of the collateral or recovering the loaned securities and, should the borrower fail financially, possible loss of rights in the collateral.



FOREIGN SECURITIES

  The Portfolio may invest up to 20% of its total assets in foreign securities. Investing in securities of foreign companies and foreign governments, which generally are denominated in foreign currencies, may involve certain risk and opportunity considerations not typically associated with investing in domestic companies and could cause the Portfolio to be affected favorably or unfavorably by changes in currency exchange rates and revaluations of currencies.


  The Portfolio may purchase American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs"), or U.S. dollar-denominated securities of foreign issuers, none of which are included in the 20% foreign securities limitation. ADRs and ADSs are traded in the U.S. securities markets and represent the securities of foreign issuers. While ADRs and ADSs may not necessarily be denominated in the same currency as the foreign securities they represent, many of the risks associated with foreign securities may also apply to ADRs and ADSs.



LEVERAGE THROUGH BORROWING

  The Portfolio may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Portfolio's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Portfolio's shares will decrease faster than would otherwise be the case. The Portfolio is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Portfolio may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.

OPTIONS


  The Portfolio may buy and sell (write) exchange listed options in order to obtain additional return or to hedge the value of its portfolio. Hedging transactions are intended to reduce the risk of price fluctuations. The Portfolio may write an option on a security only if the option is "covered" (for a discussion of covered options, see the Statement of Additional Information.) Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. The Portfolio will not purchase options if, as a result, the aggregate cost of all outstanding options exceeds 10% of the Portfolio's total assets, although no more than 5% will be committed to transactions entered into for non-hedging purposes. The Portfolio may purchase and sell put and call options on stock indexes in order to increase its gross income or to hedge its portfolio against price fluctuations.

  The writing and purchase of options are highly specialized activities which involve investment techniques and risks different from those associated with ordinary portfolio securities transactions. Additional discussion of these risks and techniques is included in the Statement of Additional Information.


STOCK INDEX FUTURES AND OPTIONS ON
STOCK INDEX FUTURES


  The Portfolio may purchase and sell stock index futures contracts and options on stock index futures contracts. These investments may be made only for hedging, not speculative, purposes.


  There can be no assurance of the Portfolio's successful use of stock index futures as a hedging device. If Alger Management uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Portfolio's return. The Portfolio could also experience losses if the prices of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market for the future or option.

OTHER INVESTMENTS

  In addition to the securities and investment techniques listed above, the Portfolio may invest in bank and thrift obligations, obligations issued or guaranteed by the U.S. Government or by its agencies or instrumentalities, foreign bank obligations and obligations of foreign branches of domestic banks, and variable rate master demand notes. See "Investment Objectives and Policies" in the Statement of Additional Information.

PORTFOLIO TURNOVER

  Portfolio changes will generally be made without regard to the length of time a security has been held or whether a sale would result in a profit or loss. Increased portfolio turnover will have the effect of increasing the Portfolio's brokerage and custodial expenses.


                             MANAGEMENT OF THE FUND

ORGANIZATION

  The Fund was organized on April 6, 1988 as a multi-series Massachusetts business trust. The Fund offers an unlimited number of shares of six series, representing the shares of the Fund's portfolios, including the Portfolio.


  Although the Fund is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Fund's Declaration of Trust. Shareholders of the Portfolio may vote only on matters that affect the Portfolio.

  Under normal circumstances, other than the shares issued to Fred Alger & Company, Incorporated ("Alger Inc.") in connection with its creation and initial capitalization, the Fund intends to distribute shares of the Portfolio only to Participating Insurance Companies and Plans, so that only Participating Insurance Companies and their separate accounts and Plans will be considered shareholders of the Portfolio. Although the Participating Insurance Companies and their separate accounts and the Plans are the shareholders or investors, the Participating Insurance Companies will pass through voting rights to their VA contract and VLI policy holders. Plan sponsors may or may not pass through voting rights to Plan participants, depending on the terms of the Plan's governing documents. For a discussion of voting rights, please refer to the Participating Insurance Companies' prospectuses or the Plan documents.


  When matters are submitted for shareholder vote, shareholders of the Portfolio will have one vote for each full share held and proportionate, fractional votes for fractional shares held. A separate vote of a portfolio of the Fund is required on any matter affecting the portfolio on which shareholders are entitled to vote, such as approval of a portfolio's agreement with Alger Management. Shareholders of one portfolio are not entitled to vote on a matter that does not affect that portfolio but that does require a separate vote of the other portfolios. There normally will be no annual meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Any Trustee may be removed from office on the vote of shareholders holding at least two- thirds of the Fund's outstanding shares at a meeting called for that purpose. The Trustees are required to call such a meeting on the written request of shareholders holding at least 10% of the Fund's outstanding shares.



BOARD OF TRUSTEES

  The Fund is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law. The Statement of Additional Information contains general background information about each Trustee and officer of the Fund.


INVESTMENT MANAGER


  Alger Management is the Fund's investment manager and is responsible for the overall administration of the Fund, subject to the supervision of the Board of Trustees. Alger Management makes investment decisions for the Portfolio, places orders to purchase and sell securities on behalf of the Portfolio and selects broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that the Fund's distributor, Alger Inc., an affiliate of Alger Management, will serve as the Fund's broker in effecting substantially all of the Portfolio's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the Securities and Exchange Commission. In addition, Alger Management employs professional securities analysts who provide research services exclusively to the Portfolio and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser.

  Alger Management has been in the business of providing investment advisory services since 1964 and, as of March 31, 1997, had approximately $6.4 billion under management, $4.9 billion in mutual fund accounts and $1.5 billion in other advisory accounts. Alger Management is owned by Alger Inc. which in turn is owned by Alger Associates, Inc., a financial services holding company. Fred M. Alger III and his brother, David D. Alger, are the majority shareholders of Alger Associates, Inc. and may be deemed to control that company and its subsidiaries.



PORTFOLIO MANAGERS

  David D. Alger, Seilai Khoo and Ronald Tartaro are primarily responsible for the day-to-day management of the Portfolios of the Fund. Mr. Alger has been employed by Alger Management as Executive Vice President and Director of Research since 1971 and as President since 1995. Ms. Khoo has been employed by Alger Management as a senior research analyst since 1989 and as a Senior Vice President since 1995. Mr. Tartaro has been employed by Alger Management as a senior research analyst since 1990 and as a Senior Vice President since 1995. Mr. Alger, Ms. Khoo and Mr. Tartaro also serve as portfolio managers for other mutual funds and investment accounts managed by Alger Management.

  Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions subject to the restrictions and procedures of the Fund's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must preclear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Fund's Code of Ethics by calling the Fund toll-free at (800) 992-3863.

FEES


  The Portfolio pays Alger Management a management fee computed daily and paid monthly at an annual rate of .85% of the value of the Portfolio's average daily net assets.


  From time to time Alger Management or its affiliates may compensate insurance companies or their affiliates whose customers hold shares of the Portfolio for providing a variety of record-keeping, administrative, marketing and/or shareholder support services. This compensation, which may be paid at a rate of up to .30% of the net asset value of shares held by those customers will be paid from Alger Management's own resources and not from the assets of the Portfolio.

EXPENSES


  The Portfolio pays expenses related to its daily operations, such as management fees, brokerage fees, custodian fees, Trustees' fees, transfer agency fees and legal and auditing costs. Alger Management has agreed to reimburse the Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed 1.50% of its average daily net assets for any fiscal year. In addition, from time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of the Portfolio while retaining the ability to be reimbursed by the Portfolio for such amounts prior to the end of the fiscal year. This will have the effect of lowering the Portfolio's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be. More information about the Portfolio's investment management agreement and other expenses paid by the Portfolio is included in the Statement of Additional Information.

  The Statement of Additional Information contains information about the Fund's brokerage policies and practices.


DISTRIBUTOR

  Alger Inc. serves as the Fund's distributor and also distributes the shares of other mutual funds managed by Alger Management.


TRANSFER AGENT

  Alger Shareholder Services, Inc., an affiliate of Alger Management, serves as transfer agent for the Fund.


                                 NET ASSET VALUE

  The price of one share of the Portfolio is its "net asset value." The net asset value is computed by adding the value of the Portfolio's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of its shares outstanding. The net asset value of the Portfolio is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.


                            PURCHASES AND REDEMPTIONS


  Contract or policy holders or Plan participants will not deal directly with the Fund regarding the purchase or redemption of the Portfolio's shares. The separate accounts of the Participating Insurance Companies place orders to purchase and redeem shares of the Portfolio based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI Policies. Plan trustees purchase and redeem Portfolio shares. Plan participants cannot contact the Fund directly to purchase shares of the Portfolio but may invest in shares of the Portfolio only through their Plan. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Portfolio.

  Orders for shares of the Portfolio received by the Fund or the Fund's transfer agent are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of the Portfolio are effected at the net asset value per share determined as of the close of regular trading on the NYSE on the same day. Orders received after the close of regular trading on the NYSE, are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Fund. Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the Portfolio within seven days after the request is received. Neither the Fund nor the Portfolio assesses any fees, either when it sells or when it redeems the Portfolio's shares. Surrender charges, mortality and expense risk fees and other charges may be assessed by Participating Insurance Companies under the VA contracts or VLI policies. These fees should be described in the Participating Insurance Companies' prospectuses. Any charges assessed by the Plans should be described in the Plan documents.

  Under unusual circumstances, shares of a Portfolio may be redeemed "in kind", which means that the redemption proceeds will be paid with securities which are held by the Portfolio. Please refer to the Statement of Additional Information for more details.



                           DIVIDENDS AND DISTRIBUTIONS


  Dividends and distributions will be automatically reinvested at net asset value on the payment date for each shareholder's account in additional shares of the Portfolio or, in the case of VA contracts and VLI policies, will be paid in cash at the election of the Participating Insurance Company. Any dividends of the Portfolio will be declared and paid annually. Distributions of any net realized capital gains earned by the Portfolio usually will be made annually after the close of the fiscal year in which the gains are earned. Participating Insurance Companies and Plans will be informed about the amount and character of dividends and distributions from the Portfolio for federal income tax purposes.



                                      TAXES

  The Fund intends that the Portfolio will qualify separately as a "regulated investment company" (within the meaning of the Internal Revenue Code of 1986, as amended) for each taxable year. If so qualified, and providing certain distribution requirements are met, the Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders.

  Dividends paid from net investment income and distributions of net realized short-term capital gains are treated as ordinary income earned by the shareholders of the Portfolio. Distributions of net long-term capital gains are treated as such by shareholders for federal income tax purposes. Federal income taxation of separate accounts of life insurance companies, VA contracts, VLI policies and of the Plans is discussed in the prospectuses of the Participating Insurance Companies and in the Plan documents. With respect to participants in the Plans, dividends from net investment income and net realized capital gains will ordinarily not be subject to taxation until such dividends are distributed to such participants from their Plan accounts.


                                   PERFORMANCE

  All performance figures are based on historical earnings and are not intended to indicate future performance.

  The Portfolio may include quotations of its "total return" and/or "yield" in advertisements or reports to shareholders or prospective investors. BOTH "TOTAL RETURN" AND/OR "YIELD" FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Total return figures show the aggregate or average percentage change in value of an investment in the Portfolio from the beginning date of the measuring period to the end of the measuring period. These figures reflect changes in the price of the Portfolio's shares and assume that any income dividends and/or capital gains distributions made by the Portfolio during the period were reinvested in shares of the Portfolio. Figures will be given for recent 1, 5 and 10 year periods, and may be given for other periods as well (such as from commencement of the Portfolio's operations, or on a year-by-year basis). The Portfolio may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Portfolio for the specific period (again reflecting changes in Portfolio share prices and assuming reinvestment of dividends and distributions) as well as "actual annual" and "annualized" total return figures. Total returns may be shown by means of schedules, charts or graphs, and may indicate subtotals of the various components of total return (i.e., change in value of initial investment, income dividends and capital gains distributions). "Total return" and "yield" for the Portfolio will vary based on changes in market conditions. In addition, since the deduction of the Portfolio's expenses is reflected in the total return and yield figures, "total return" and "yield" will also vary based on the level of the Portfolio's expenses.


  The actual return to a holder of a VA contract or VLI policy will also be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.



                            INVESTOR AND SHAREHOLDER
                                   INFORMATION

  Investors and shareholders may contact the Fund toll-free at (800) 992-3863 for further information regarding the Fund and the Portfolio, including current performance quotations, as well as for assistance in obtaining a Statement of Additional Information. Holders of VA contracts or VLI policies issued by Participating Insurance Companies and participants in Plans for which shares of the Portfolio are the investment vehicle may receive from the Participating Insurance Companies or Plan sponsor unaudited semi-annual financial statements and year-end financial statements audited by the Fund's independent public accountants. Each report will show the investments owned by the Portfolio and the market values of the investments and will provide other information about the Portfolio and its operations. The Fund's Annual Report contains additional performance information and is available upon request and without charge by contacting the Fund at the toll-free number listed above.

                         THE   |
                       ALGER   |       MEETING THE CHALLENGE
                    AMERICAN   |       OF INVESTING
                        FUND   |






No person has been authorized to give any information or to make any representations other than those contained in this Prospectus or the Statement of Additional Information in connection with the offering of the Fund's shares, and if given or made, such other information or representations must not be relied on as having been authorized by the Fund. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offer may not lawfully be made.



                   ------------------------------------------



INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038

DISTRIBUTOR:
Fred Alger & Company,
Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302

INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105


COUNSEL:
Hollyer Brady Smith Troxell
  Barrett Rockett Hines & Mone LLP
551 Fifth Avenue
New York, New York 10176

                            THE    |
                          ALGER    |    MEETING THE CHALLENGE
                       AMERICAN    |    OF INVESTING
                           FUND    |

                                 ALGER AMERICAN
                               BALANCED PORTFOLIO

                                 ALGER AMERICAN
                           INCOME AND GROWTH PORTFOLIO

                                 ALGER AMERICAN
                         SMALL CAPITALIZATION PORTFOLIO

                                 ALGER AMERICAN
                                GROWTH PORTFOLIO

                                 ALGER AMERICAN
                             MIDCAP GROWTH PORTFOLIO

                                 ALGER AMERICAN
                           LEVERAGED ALLCAP PORTFOLIO

                             STATEMENT   |
                         OF ADDITIONAL   |  MAY 1, 1997
                           INFORMATION   |

                            THE    |   75 Maiden Lane
                          ALGER    |   New York, New York 10038
                       AMERICAN    |   (800) 992-3863
                           FUND    |

================================================================================
    The Alger American Fund (the "Fund") is a registered investment company -- a mutual fund -- that presently offers interests in the following six portfolios (the "Portfolios"):

                      * Alger American Balanced Portfolio
                      * Alger American Income and Growth Portfolio
                      * Alger American Small Capitalization Portfolio
                      * Alger American Growth Portfolio
                      * Alger American MidCap Growth Portfolio
                      * Alger American Leveraged AllCap Portfolio


The Fund is designed to permit insurance companies that issue variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies") to offer VA contract and VLI policy holders the opportunity to participate in the performance of one or more of the Portfolios. The Fund also offers participation to qualified pension and retirement plans (the "Plans") which elect to make the Fund an investment option for plan Participants.

    This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated May 1, 1997. It should be read together with the Prospectus which may be obtained free of charge by writing or calling the Fund at the address or toll-free number shown above.

                                    CONTENTS
Investment Objectives and Policies........................................     2
Net Asset Value...........................................................     9
Purchases and Redemptions.................................................    10
Management................................................................    11
Taxes.....................................................................    14
Custodian.................................................................    14
Transfer Agent............................................................    14
Certain Shareholders......................................................    14
Organization..............................................................    16
Determination of Performance..............................................    16
Financial Statements......................................................   F-1
Appendix..................................................................   A-1

INVESTMENT OBJECTIVES AND POLICIES

CERTAIN SECURITIES AND INVESTMENT TECHNIQUES
The Prospectus discusses the investment objectives of each Portfolio and the policies to be employed to achieve those objectives. This section contains supplemental information concerning the types of securities and other instruments in which the Portfolios may invest, the investment policies and portfolio strategies that the Portfolios may utilize and certain risks attendant to those investments, policies and strategies.

U.S. GOVERNMENT OBLIGATIONS
Bills, notes, bonds and other debt securities issued by the U.S. Treasury are direct obligations of the U.S. Government and differ mainly in the length of their maturities.

U.S. GOVERNMENT AGENCY SECURITIES
These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association, Government National Mortgage Association, Federal Home Loan Bank, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Bank, Farm Credit Banks, the Small Business Administration, Federal Housing Administration and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury; and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

BANK OBLIGATIONS
These are certificates of deposit, bankers' acceptances and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.


The Portfolios will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) in the case of U.S. banks, it is a member of the Federal Deposit Insurance Corporation, and
(iii) in the case of foreign banks, the security is, in the opinion of Fred Alger Management, Inc. ("Alger Management"), the Fund's investment manager, of an investment quality comparable to other debt securities which may be purchased by the Portfolios. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.


FOREIGN BANK OBLIGATIONS
Investments by the Portfolios in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and recordkeeping standards. In view of these risks, Alger Management will carefully evaluate these investments on a case-by-case basis.

SHORT-TERM CORPORATE DEBT SECURITIES
These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable or floating rates.

COMMERCIAL PAPER
These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

VARIABLE RATE MASTER DEMAND NOTES
These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between the Portfolio and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Portfolio may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Portfolio might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.


REPURCHASE AGREEMENTS
Under the terms of a repurchase agreement, a Portfolio would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Portfolio to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Portfolio's holding period. Repurchase agreements may be seen to be loans by the Portfolio collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Portfolio bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management, acting under the supervision of the Fund's Board of Trustees, reviews the credit worthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

REVERSE REPURCHASE AGREEMENTS
(ALGER AMERICAN BALANCED PORTFOLIO)

Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Portfolio would assume the role of seller/borrower in the transaction. The Portfolio will maintain segregated accounts with the Fund's custodian consisting of cash or liquid securities that at all times are in an amount equal to their obligations under reverse repurchase agreements. The Portfolio will invest the proceeds in money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Portfolio may decline below the repurchase price of the securities. Under the Investment Company Act of 1940, as amended (the "Act"), reverse repurchase agreements may be considered borrowings by the seller; accordingly, the Portfolio will limit its investments in reverse repurchase agreements and other borrowings to no more than one-third of its total assets.


FIRM COMMITMENT AGREEMENTS AND
WHEN-ISSUED PURCHASES
(ALGER AMERICAN BALANCED PORTFOLIO)
Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When the Portfolio purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Portfolio will not use these transactions for leveraging purposes and, accordingly, will segregate with the Fund's custodian cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.


WARRANTS AND RIGHTS
Each Portfolio may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a proportionate amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.


RESTRICTED SECURITIES
Each Portfolio may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. In adopting Rule 144A, the Securities
and  Exchange   Commission  (the  "SEC")  specifically  stated
that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to the Rule, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Because institutional trading in restricted securities is relatively new, it is not possible to predict how institutional markets will develop. If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund's Portfolio could be adversely affected.


SHORT SALES
Each Portfolio may sell securities "short against the box." While a short sale is the sale of a security the Portfolio does not own, it is "against the box" if at all times when the short position is open the Portfolio owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short.

LENDING OF PORTFOLIO SECURITIES

Each Portfolio may lend securities to brokers, dealers and other financial organizations. The Portfolios will not lend securities to Alger Management or its affiliates. By lending its securities, a Portfolio can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Portfolio will adhere to the following conditions whenever its securities are loaned: (a) the Portfolio must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the securities including accrued interest, exceeds the value of the collateral; (c) the Portfolio must be able to terminate the loan at any time; (d) the Portfolio must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Portfolio may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Fund's Board of Trustees must terminate the loan and regain the right to vote the securities. A Portfolio bears a risk of loss in the event that the other party to a stock loan transaction defaults on its obligations and the Portfolio is delayed in or prevented from exercising its rights to dispose of the collateral including the risk of a possible decline in the value of the collateral securities during the period in which the Portfolio seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

FOREIGN SECURITIES

Each Portfolio may invest up to 20% of the value of its total assets in foreign securities (not including American Depositary Receipts, American Depositary
Shares or U.S. dollar-denominated securities of foreign issuers). Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealing among nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Portfolio by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

OPTIONS (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)


A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option, the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A call option on a security is "covered" if the Portfolio owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account by its custodian) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Portfolio holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Portfolio in cash, U.S. Government securities or other high-grade short-term obligations in a segregated account held with its custodian. A put option is "covered" if the Portfolio maintains cash or other high-grade short-term obligations with a value equal to the exercise price in a segregated account held with its custodian, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.


If the Portfolio has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Portfolio has been assigned an exercise notice, the Portfolio will be unable to effect a closing purchase transaction. Similarly, if the Portfolio is the holder of an option it may liquidate its position by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Portfolio so desires.

The Portfolio will realize a profit from a closing transaction if the price of the transaction is less than the premium received from writing the option or is more than the premium paid to purchase the option; the Portfolio will realize a loss from a closing transaction if the price of the transaction is less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. Although the Portfolio will generally purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in a particular option so that the Portfolio would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the option. If the Portfolio, as a covered call option writer, is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or otherwise covers the position.

In addition to options on securities, the Portfolio may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Portfolio is obligated, in return for the premium received, to make delivery of this amount. The Portfolio may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted.

The Portfolio will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in the Portfolio's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and will depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management may be forced to liquidate portfolio securities to meet settlement obligations.

The Portfolio has qualified and intends to continue to qualify as a "Regulated Investment Company" under the Internal Revenue Code of 1986, as amended (the "Code"). One requirement for such qualification is that the Portfolio must derive less than 30% of its gross income from gains from the sale or other disposition of securities held for less than three months. Therefore, the Portfolio may be limited in its ability to engage in options transactions.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to the Portfolio's writing of put and call options, there can be no assurance that the Portfolio will succeed in any option-writing program it undertakes.

STOCK INDEX FUTURES AND OPTIONS ON STOCK
INDEX FUTURES (ALGER AMERICAN LEVERAGED
ALLCAP PORTFOLIO)
Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Portfolio, as seller, to deliver to the buyer the net cash amount called for in the contract at a specified future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right in return for the premium paid to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. With respect to stock indexes that are permitted investments, the Portfolio intends to purchase and sell futures contracts on the stock index for which it can obtain the best price with considerations also given to liquidity. While incidental to its securities activities, the Portfolio may use index futures as a substitute for a comparable market position in the underlying securities.

The risk of imperfect correlation increases as the composition of the Portfolio varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Portfolio may buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over-hedging" or "under-hedging" may adversely affect the Portfolio's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price at any time prior to the expiration date of the option. The Portfolio will sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions can be effected or that there will be correlation between price movements in the options on stock index futures and price movements in the Portfolio's securities which are the subject of the hedge. In addition, the Portfolio's purchase of such options will be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

The Portfolio's use of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commis-sion and will be entered into only for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon requires the Portfolio to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the market-to-market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Portfolio. If the Portfolio exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, nor that delivery will occur.

The Portfolio will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Portfolio's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

INVESTMENT RESTRICTIONS

The investment restrictions numbered 1 through 12 below have been adopted by the Fund with respect to each of the Portfolios as fundamental policies. Under the Act, a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67 percent or more of the shares present at a Fund meeting if the holders of more than 50 percent of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50 percent of the outstanding shares. A fundamental policy affecting a particular Portfolio may not be changed without the vote of a majority of the outstanding voting securities of the affected Portfolio. Investment restrictions 13 through 19 may be changed by vote of a majority of the Fund's Board of Trustees at any time.


The investment policies adopted by the Fund prohibit each Portfolio from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than 5% of the value of a Portfolio's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Portfolio's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the voting securities of any one issuer or more than 10 percent of the securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Portfolio may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that (a) the Portfolio may borrow for temporary or emergency (but not leveraging, except for the Alger American Leveraged AllCap Portfolio) purposes, including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Portfolio's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made; (b) the Alger American Balanced Portfolio may engage in transactions in reverse repurchase agreements; and (c) the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes as set forth in the Prospectus. Whenever borrowings described in (a) exceed 5% of the value of the Portfolio's total assets, the Portfolio will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements and mortgage-backed rolls, the Portfolio will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Portfolio's total assets except in conjunction with borrowings as noted in 4(c) above. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis. -7-

6. Underwriting the securities of other issuers, except insofar as the Portfolio may be deemed to be an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

7. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

8. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

9. Purchasing any securities that would cause more than 25 percent of the value of the Portfolio's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

10. Investing in commodities, except that the Alger American Leveraged AllCap Portfolio may purchase or sell stock index futures contracts and related options thereon if, thereafter, no more than 5% of its total assets are invested in margin and premiums.


11. Investing more than 10 percent (15 percent in the case of Alger American Leveraged AllCap Portfolio) of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market. However, securities with legal and contractual restrictions on resale may be purchased if they are determined to be liquid, and such purchases would not be subject to the limit stated above.

12. Issuing senior securities, except that the Alger American Leveraged AllCap Portfolio may borrow from banks for investment purposes so long as the Portfolio maintains the required asset coverage.

13. Purchasing or selling real estate, except that the Portfolio may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

14. Writing or selling puts, calls, straddles, spreads or combinations thereof, except that Alger American Leveraged AllCap Portfolio may buy and sell (write) options.

15. Investing in oil, gas or other mineral exploration or development programs, except that the Portfolio may invest in the securities of companies that invest in or sponsor those programs.

16. Purchasing any security if as a result the Portfolio would then have more than 5% of its total assets invested in securities of issuers (including predecessors) that have been in continual operation for less than three years. This limitation shall not apply to investments in U.S. Government securities.

17. Making investments for the purpose of exercising control or management.

18. Investing in warrants, except that the Portfolio may invest in warrants if, as a result, the investments (valued at the lower of cost or market) would not exceed five percent of the value of the Portfolio's net assets, of which not more than 2% of the Portfolio's net assets may be invested in warrants not listed on a recognized domestic stock exchange. Warrants acquired by the Portfolio as part of a unit or attached to securities at the time of acquisition are not subject to this limitation.

19. Purchasing or retaining the securities of any issuer if, to the knowledge of the Fund, any of the officers, directors or trustees of the Fund or Alger Management individually owns more than .5% of the outstanding securities of the issuer and together they own beneficially more than 5% of the securities.

Except in the case of the 300 percent limitation set forth in Investment Restriction No. 4 and as may be otherwise stated, the percentage limitations contained in the foregoing restrictions and in the Fund's other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Portfolio's assets will not constitute a violation of the restriction. Additional limitations imposed by state law and regulations may apply.


PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Portfolio are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Fund's Board of Trustees. Although investment requirements for each Portfolio are reviewed independently from those of the other accounts managed by Alger Management and those of the other Portfolios, investments of the type the Portfolios may make may also be made by these other accounts or Portfolios. When a Portfolio and one or more other Portfolios or accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger

Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Portfolio or the size of the position obtained or disposed of by a Portfolio.

Transactions in equity securities are in many cases effected on U.S. stock exchanges and involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U.S. Government securities are generally purchased from underwriters or dealers, although certain newly issued U.S. Government securities may be purchased directly from the U.S. Treasury or from the issuing agency or instrumentality.

To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Fund's Board of Trustees has determined that portfolio transactions will be executed through Fred Alger & Company, Incorporated ("Alger Inc.") if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Portfolio involved a rate consistent with that charged to comparable unaffiliated customers in similar transactions. Such transactions will be fair and reasonable to the Portfolio's shareholders. Over-the-counter purchases and sales are transacted directly with principal market makers except in those cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.


In selecting brokers or dealers to execute portfolio transactions on behalf of a Portfolio, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in section 28(e) of the Securities Exchange Act of 1934, provided to the Portfolio involved, the other Portfolios and/or other accounts over which Alger Management or its affiliates exercise investment discretion. Alger Management's fees under its agreements with the Portfolios are not reduced by reason of its receiving brokerage and research service. The Fund's Board of Trustees will periodically review the commissions paid by the Portfolios to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Portfolios. During the fiscal year ended December 31, 1994, the Fund paid an aggregate of approximately $1,158,107 in commissions to broker-dealers in connection with portfolio transactions of which $1,157,607 was paid to Alger Inc. and $500 was paid to other broker-dealers. During the fiscal year ended December 31, 1995, the Fund paid an aggregate of approximately $2,023,563 in commissions to broker-dealers in connection with portfolio transactions, 100% of which was paid to Alger Inc. During the fiscal year ended December 31, 1996, the Fund paid an aggregate of approximately $4,066,005 in commissions to broker-dealers in connection with portfolio transactions, of which $3,802,749 (93.53%) was paid to Alger Inc. and $263,256 was paid to other broker-dealers. During the fiscal year ended December 31, 1996, 91.52% of the aggregate dollar amount of the Fund's transactions involving the payment of brokerage commissions were effected through Alger Inc. Alger Inc. does not engage in principal transactions with the Fund and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which includes securities traded in the over-the-counter markets, money market investments and most debt securities.

NET ASSET VALUE

The Prospectus discusses the time at which the net asset values of the Portfolios are determined for purposes of sales and redemptions. The New York Stock Exchange (the "NYSE") is currently open on each Monday through Friday, except (i) January 1st, Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), July 4th, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and December 25th and (ii) the preceding Friday when any one of those holidays falls on a Saturday, or the subsequent Monday when any one of those holidays falls on a Sunday. The following is a description of the procedures used by the Fund in valuing the Portfolios' assets.

The assets of the Portfolios are generally valued on the basis of market quotations. Securities whose principal market is on an exchange or in the over-the-counter market are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Bonds and other fixed income securities may be valued on the basis of prices provided by a pricing service when the Fund's Board of Trustees believes that these prices reflect the fair market value of the securities. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Fund's Board of Trustees.

The valuation of money market instruments with maturities of 60 days or less is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument.


PURCHASES AND REDEMPTIONS


Shares of the Portfolios are offered by the Fund on a continuous basis to separate accounts of certain life insurance companies ("Participating Insurance Companies") and to Plans. Shares are distributed by Alger Inc. as principal underwriter for the Fund pursuant to a distribution agreement (the "Distribution Agreement") which provides that Alger Inc. accepts orders for shares at net asset value and no sales commission or load is charged.

Contract or policy holders and Plan participants do not deal directly with the Fund regarding the purchase or redemption of a Portfolio's shares. The separate accounts of the Participating Insurance Companies purchase and redeem shares of each Portfolio based on, among other things, the amount of premium payments to be invested and surrender and transfer requests (as defined in the prospectuses describing the VA contracts and VLI policies issued by the Participating Insurance Companies) to be effected on that day pursuant to VA contracts and VLI policies. Plan trustees purchase and redeem Portfolio shares on behalf of the Plan participants. Participants should contact their Plan sponsor for information concerning the appropriate procedure for investing in the Fund. Orders received by the Fund or its transfer agent are effected on days on which the NYSE is open for trading. Such purchases and redemptions of the shares of each Portfolio are effected at their respective net asset values per share next determined after receipt of the order. See "Net Asset Value." Payment for redemptions will be made by the Fund's transfer agent on behalf of the Fund and the relevant Portfolios within seven days after receipt of redemption requests.


The Fund may suspend the right of redemption of shares of any Portfolio and may postpone payment for any period: (i) during which the NYSE is closed other than customary weekend and holiday closings or during which trading on the NYSE is restricted; (ii) when the SEC determines that a state of emergency exists which may make payment or transfer not reasonably practicable; (iii) as the SEC may by order permit for the protection of the shareholders of the Fund; or (iv) at any other time when the Fund may, under applicable laws and regulations, suspend payment on the redemption of its shares.

Should any conflict between VA contract and VLI policy holders and Plans arise which would require that a substantial amount of net assets be withdrawn from the Fund, orderly portfolio management could be disrupted to the potential detriment of the VA contract and VLI policy holders or Plan participants.


Payment for shares tendered for redemption is ordinarily made in cash. However, if the Board of Trustees of the Fund determines that it would be detrimental to the best interest of the remaining shareholders of a Portfolio to make payment of a redemption order wholly or partly in cash, the Portfolio may pay the re-demption proceeds in whole or in part by a distribution "in kind" of securities from the Portfolio, in lieu of cash, in conformity with applicable rules of the Securities and Exchange Commission. The Fund has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Portfolio, during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined.


MANAGEMENT
TRUSTEES AND OFFICERS OF THE FUND
The names of the Trustees and officers of the Fund, together with information concerning their principal business occupations, are set forth below. Each of the officers of the Fund is also an officer, and each of the Trustees is also a director or trustee, as the case may be, of Castle Convertible Fund, Inc. ("Castle"), a registered closed-end investment company, and The Alger Fund, The Alger Retirement Fund and Spectra Fund, registered open-end management investment companies, for which Alger Management serves as investment adviser. Fred M. Alger III and David D. Alger are "interested persons" of the Fund, as defined in the Act. Fred M. Alger III and David D. Alger are brothers. Unless otherwise noted, the address of each person named below is 75 Maiden Lane, New York, New York 10038.



NAME, AGE AND POSITION
WITH THE FUND AND ADDRESS              PRINCIPAL OCCUPATIONS

Fred M. Alger III (62)                 Chairman of the Boards of Alger Associates, Inc. ("Associates"), Alger Inc.,
  Chairman of the Board                Alger Management, Alger Properties, Inc. ("Properties"), Alger Shareholder
                                       Services, Inc. ("Services"), Alger Life Insurance Agency, Inc. ("Agency")
                                       Fred Alger International Advisory S.A. ("International"), The Alger
                                       American Asset Growth Fund ("Asset Growth") and Analysts Resources, Inc.
                                       ("ARI").

David D. Alger (53)                    President and Director of Associates, Alger Management, Alger Inc.,
  President and Trustee                Properties, Services, International and Agency; Executive Vice President
                                       and Director of  ARI.

Gregory S. Duch (46)                   Executive Vice President, Treasurer and Director of Alger Management
  Treasurer                            and Properties; Executive Vice President and Treasurer of Associates, Alger
                                       Inc., ARI, Services and Agency; Director and Treasurer of International.

Mary E. Marsden-Cochran (44)           General Counsel and Secretary, Associates, Alger Management, Alger Inc.,
  Secretary                            Properties, ARI, Services and Agency (2/96-present); Secretary of
                                       International (7/96-present); Associate General Counsel and Vice President
                                       Smith Barney Inc. (12/94-2/96); Blue Sky Attorney, AMT Capital (1/94-11/94).

Frederick A. Blum (43)                 Senior Vice President of Associates, Alger Management, Alger Inc.,
  Assistant Secretary &                Properties, ARI, Services and Agency.
  Assistant Treasurer

Arthur M. Dubow (64)                   Private investor since 1985; Director of Coolidge Investment Corporation;
  Trustee                              formerly Chairman of the Board of Institutional Shareholder Services,
  P.O. Box 969                         Inc. and President of Fourth Estate, Inc.
  Wainscott, NY 11975


Stephen  E. O'Neil (65)                Of counsel to the law firm of Kohler & Barnes P.C.;  private  investor since
  Trustee                              1981;  Director of Nova Care, Inc. and Brown-Forman  Distillers  Corporation;
  805 Third Avenue                     formerly  President and Vice Chairman of City Investing  Company and Director
  New York, NY 10022                   of  Centerre  Bancorporation  and Syntro  Corporation.


Nathan E. Saint-Amand, M. D. (59)      Medical doctor in private practice.
  Trustee
  2 East 88th Street
  New York, NY 10128

John T. Sargent (72)                   Private investor since 1987; Director of Atlantic Mutual Insurance Co.;
  Trustee                              formerly Director of River Bank America.
  5 Beekman Place
  New York, NY 10022



No director, officer or employee of Alger Management or its affiliates will receive any compensation from the Fund for serving as an officer or Trustee of the Fund. The Fund pays each Trustee who is not a director, officer or employee of Alger Management or its affiliates (a "Disinterested Trustee") a quarterly fee of $1,500, which is reduced by the proportion of the meetings not attended by the Trustee during the quarter.


The Fund did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended December 31, 1996. The following table provides compensation amounts paid to Disinterested Trustees of the Fund for the fiscal year ended December 31, 1996.


                               COMPENSATION TABLE

                                                                       TOTAL COMPENSATION PAID TO TRUSTEES FROM
                                                                              THE ALGER RETIREMENT FUND,
                                                AGGREGATE                           THE ALGER FUND,
                                              COMPENSATION                     THE ALGER AMERICAN FUND,
                                             FROM THE ALGER               CASTLE CONVERTIBLE FUND, INC. AND
       NAME OF PERSON, POSITION               AMERICAN FUND                          SPECTRA FUND
       ------------------------             ----------------            ---------------------------------------
       ARTHUR M. DUBOW, TRUSTEE                  $6,000                                 $28,250
       STEPHEN E. O'NEIL, TRUSTEE                $6,000                                 $28,250
       NATHAN E. SAINT-AMAND, TRUSTEE            $6,000                                 $28,250
       JOHN T. SARGENT, TRUSTEE                  $6,000                                 $28,250


INVESTMENT MANAGER
Alger Management serves as investment manager to each of the Portfolios pursuant to separate written agreements (the "Management Agreements"). Certain of the services provided by, and the fees paid by the Portfolios to, Alger Management under the Management Agreements are described in the Prospectus. Alger Management pays the salaries of all officers who are employed by both it and the Fund. Alger Management has agreed to maintain office facilities for the Fund, furnish the Fund with statistical and research data, clerical, accounting and bookkeeping services, and certain other services required by the Fund, and to compute the net asset value, net income and realized capital gains or losses of the Portfolios. Alger Management prepares semi annual reports to the SEC and to shareholders, prepares federal and state tax returns and filings with state securities commissions, maintains the Fund's financial accounts and records and generally assists in all aspects of the Fund's operations. Alger Management bears all expenses in connection with the performance of its services under the Management Agreements.


Alger Management has agreed to reimburse a Portfolio to the extent that its annual operating expenses (excluding interest, taxes, fees for brokerage services and extraordinary expenses) exceed the following percentage of its average daily net assets for the fiscal year: as to Alger American Balanced Portfolio and Alger American Income and Growth Portfolio--1.25%; as to Alger American Small Capitalization, Alger American Growth Portfolio, MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio--1.50%. An expense reimbursement, if any, will be estimated and reconciled daily and paid on a monthly basis.

During the fiscal years ended December 31, 1994, 1995 and 1996, Alger Management earned under the terms of the Management Agreements $187,051, $235,434 and $92,934 respectively, in respect of Alger American Income and Growth Portfolio; $2,366,780, $5,628,002, and $10,617,051 respectively, in respect of Alger
American Small Capitalization Portfolio; $756,637, $1,894,223, and $5,604,710 respectively, in respect of Alger American Growth Portfolio; $70,976, $96,391, and $55,775 respectively, in respect of Alger American Balanced Portfolio; and $311,831, $900,673, and $2,330,374 respectively, in respect of Alger American MidCap Growth Portfolio. For the period from January 25, 1995 (commencement of operations) through December 31, 1995 and for the fiscal year ended December 31, 1996, Alger Management earned $9,604 and $177,612, respectively, under the terms of the Management Agreement in respect of the Alger American Leveraged AllCap Portfolio. Certain of these fees, however, were offset by various expense reimbursements.

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP serves as independent public accountants for the Fund.

TAXES
The following is a summary of selected federal income tax considerations that may affect the Fund and its shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Fund.

Each Portfolio has been structured so as to qualify as a regulated investment company within the meaning of the Code. To so qualify, a Portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities; (b) derive less than 30% of its gross income in each taxable year from the sale or other disposition of securities held for less than three months; and (c) meet certain quarterly diversification tests.


As a regulated investment company, a Portfolio will not be subject to federal income tax on its net investment income and net capital gains that it distributes to its shareholders, provided that at least 90% of its net investment income and net realized short-term capital gains for the taxable year is distributed. All net investment income and net capital gains distributed by a Portfolio will be reinvested automatically in additional shares of the Portfolio or paid in cash. Amounts reinvested in additional shares will be considered to have been distributed to shareholders.

SEGREGATED ASSET ACCOUNT
The Fund distributes shares in the Portfolios to Participating Insurance Companies which will hold those shares, directly or indirectly, in a "segregated asset account" within the meaning of the Code. To qualify as a segregated asset account, the Portfolio in which such an account holds shares must meet the diversification requirements of Section 817(h) of the Code and the regulations promulgated thereunder. To meet those requirements, a Portfolio may not invest more than certain specified percentages of its assets in the securities of any one, two, three or four issuers.


The Fund has undertaken to meet the diversification requirements of Section 817(h) of the Code. This undertaking may limit the ability of a particular Portfolio to make certain otherwise permitted investments.


Income on assets of a segregated asset account will not be taxable currently to VA contracts or VLI policy holders if that account has met the diversification requirements under Section 817(h) of the Code. In the event an account is not so qualified, all VA contracts or VLI policies allocating any amount of premiums to such account will not qualify as "annuity contracts" or "life insurance" for federal income tax purposes. In that event, the holder of the VA contract or VLI policy would be taxed as though he owned a proportionate amount of the assets held by such account during and after all periods for which the account failed to be qualified.

Generally, distributions from a Plan will be taxable as ordinary income at the rate applicable to the participant at the time of distribution. In certain cases, distributions made to a participant from a Plan prior to the date on which the participant reaches age 591/2 are subject to a penalty tax equivalent to 10% of the amount so distributed, in addition to the ordinary income tax payable on such amount for the year in which it is distributed.



CUSTODIAN
Custodial Trust Company, 101 Carnegie Center, Princeton, New Jersey 08540-6231, serves as custodian for the Fund pursuant to a custodian agreement under which it holds the Portfolios' assets.

TRANSFER AGENT
Alger Shareholder Services, Inc., 30 Montgomery Street, Jersey City, New Jersey 07302, serves as transfer agent for the Fund pursuant to a transfer agency agreement. Under the transfer agency agreement Alger Shareholder Services, Inc. processes purchases and redemptions of shares of the Portfolios, maintains the shareholder account records for each Portfolio, handles certain communications between shareholders and the Fund and distributes any dividends and distributions payable by the Fund.

CERTAIN SHAREHOLDERS

The following table contains information regarding persons known to the Fund who own beneficially or of record 5% or more of the shares of any Portfolio. All holdings are expressed as a percentage of a Portfolio's outstanding shares as of April 4, 1997 and record and beneficial holdings are in each instance denoted as follows: record/beneficial.


                               Alger         Alger
                             American      American                                      Alger          Alger
                              Income         Small          Alger          Alger       American       American
                                and        Capital-       American       American       MidCap        Leveraged
                              Growth        ization        Growth        Balanced       Growth         AllCap
Name and                     Portfolio     Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
Address of                   (Record/      (Record/       (Record/       (Record/      (Record/       (Record/
Shareholders                Beneficial)   Beneficial)    Beneficial)    Beneficial)   Beneficial)    Beneficial)
------------               ------------  ------------   ------------  -------------  ------------   -------------


American Skandia               --/--        39.0%/--       51.9%/--        --/--        75.7%/--        --/--
Life Assurance
Corporation
Class 1
Tower One
Corporate Drive
P. O. Box 883
Shelton, CT 06484

Ameritas Variable             9.1%/--         */--           */--          --/--          */--           */--
Life Insurance Co.
Separate Acct V
P.O. Box 82550
Lincoln, NE 68501

Ameritas Variable             54.8%/--        */--           */--         48.0%/--      7.3%/--        18.1%/--
Life Insurance Co.
Separate Acct VA-2
Variable Annuity Product
P.O. Box 82550
Lincoln, NE 68501

Aetna Insurance Company        */--           */--           */--         6.3%/--         */--         5.4%/--
of America
151 Farmington Avenue
Hartford, CT  06156

Aetna Life Insurance          32.0%/--       43.2%/--       22.3%/--      37.6%/--       5.3%/--       29.8%/--
and Annuity Company
151 Farmington Avenue
Hartford, CT  06156

CG Variable Annuity            --/--          */--           */--          --/--          */--         15.7%/--
Separate Acct II
900 Cottage Grove Road
Hartford, CT  06152

Great American                 --/--          */--           */--          --/--         --/--         5.1%/--
Reserve Insurance
11825 North Pennsylvania St.
Carmel, IN  46032

Northwestern National          --/--          */--           */--          --/--          */--         5.2%/--
Life Insurance Company
Northern Variable Annuity
Separate Account One
Route 3842
20 Washington Avenue South
Minneapolis, MN 55401

Security Life of Denver        --/--          */--           */--          --/--          */--         5.2%/--
Separate Account A1
8515 East Orchard Rd.
Englewood, CO 80111


Officers and                  --/**         --/**          --/**          --/**         --/**          --/**
Trustees as a Group**

 *  Indicates shareholder owns less than 5% of the Portfolio's shares.
**  Indicates Group owns less than 1% of the Portfolio's shares.


ORGANIZATION


The Fund has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated April 6, 1988 (the "Trust Agreement"). Alger American Small
Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Growth Portfolio, Alger American Balanced Portfolio (formerly the Alger American Fixed Income Portfolio), Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio commenced operations on September 21, 1988, November 15, 1988, January 9, 1989, September 5, 1989, May 3, 1993, and
January 25, 1995, respectively. The word "Alger" in the Fund's name has been adopted pursuant to a provision contained in the Agreement and Declaration of Trust. Under that provision, Alger Associates, Inc. may terminate the Fund's license to use the word "Alger" in its name when Alger Management ceases to act as the Fund's investment manager.


Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Shareholders generally vote by Portfolio, except with respect to the election of Trustees and the ratification of the selection of independent accountants. In the interest of economy and convenience, certificates representing shares of a Portfolio are physically issued only upon specific written request of a shareholder.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Fund may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Fund's outstanding shares.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Fund. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or a Trustee. The Trust Agreement provides for indemnification from the Fund's property for all losses and expenses of any shareholder held personally liable for the obligations of the Fund. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations, a possibility that the Fund believes is remote. Upon payment of any liability incurred by the Fund, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Fund. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Fund.



DETERMINATION OF PERFORMANCE


The "total return" and "yield" referred to in the Prospectus as to each of the Portfolios are computed according to formulas prescribed by the SEC. These performance figures are calculated in the following manner:


A. Total Return--a Portfolio's average annual total return described in the Prospectus is computed according to the following formula:

                                  P (1+T)n=ERV

Where:   P =   a hypothetical initial payment of $1,000
         T =   average annual total return
         n =   number of years
       ERV =   ending  redeemable value of a hypothetical  $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of the 1, 5 and 10 year periods (or fractional portion thereof);

The average annual total returns for the Portfolios for the periods indicated below were as follows:

                                                PERIOD
                                      FIVE       FROM
                                      YEARS   INCEPTION*
                        YEAR ENDED    ENDED     THROUGH
                         12/31/96   12/31/96   12/31/96
                        ----------  --------  ----------
Alger American Balanced
  (formerly the Alger
  American Fixed Income)  10.17%     9.87%      8.63%

Alger American Income &
  Growth                  19.68%    12.20%     11.30%

Alger American Small
  Capitalization           4.18%    11.02%     20.21%

Alger American Growth     13.35%    16.63%     18.65%

Alger American MidCap
  Growth                  11.90%       n/a     24.08%

Alger American Leveraged
  AllCap                  12.04%       n/a     41.27%


* The Alger American Balanced Portfolio, the Alger American Income & Growth Portfolio, the Alger American Small Capitalization Portfolio, the Alger American Growth Portfolio, the Alger American MidCap Growth Portfolio and the Alger American Leveraged AllCap Portfolio commenced operations on September 5, 1989, November 15, 1988, September 21, 1988, January 9, 1989, May 3, 1993
   and January 25, 1995, respectively.


B. Yield--a Portfolio's net annualized yield described in the Prospectus is computed according to the following formula:


                            a-b
               YIELD = 2[(----- + 1)6 - 1]
                            cd

Where:   a =  dividends and interest earned during the period

         b =  expenses accrued for the period (net of reimbursements)

         c = the average daily number of shares outstanding during the period that were entitled to receive dividends

         d =  the maximum offering price per share on the last day of the period


IN GENERAL


Current performance information for the Portfolios may be obtained by calling the Fund at (800) 992-3863. A Portfolio's quoted performance may not be indicative of future performance. A Portfolio's performance will depend upon factors such as the Portfolio's expenses and the types and maturities of instruments held by the Portfolio. In addition, the actual return to a holder of a VA contract or a VLI policy will be affected by charges imposed by the separate accounts of Participating Insurance Companies or, in the case of Plan participants, by any charges imposed under the Plan.

From time to time, advertisements or reports to shareholders may compare the yield or performance of a Portfolio with that of other mutual funds with a similar investment objective. The performance of the Portfolios, for example, might be compared with rankings prepared by Lipper Analytical Services Inc., which is a widely recognized, independent service that monitors the performance of mutual funds, as well as with various unmanaged indexes, such as the S&P 500 Index, the Russell 2000 Growth Index, the S&P SmallCap 600 Index, the Wilshire Small Company Growth Index, the Lehman Government/Corporate Bond Index or the S&P MidCap 400 Index. In addition, evaluations of the Portfolios published by nationally recognized ranking services or articles regarding performance, rankings and other Portfolio characteristics may appear in national publications including, but not limited to, BARRON'S, BUSINESS WEEK, FORBES, INSTITUTIONAL INVESTOR, INVESTOR'S BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE, MONEY, MORNINGSTAR, THE NEW YORK TIMES, USA TODAY and THE WALL STREET JOURNAL and may be included in advertisements or communications to shareholders. Any given performance comparison should not be considered as representative of such Portfolio's performance for any future period.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996

--------------------------------------------------------------------------------

 SHARES        COMMON STOCKS--92.2%                      VALUE
 ------                                                  -----
               AEROSPACE--4.9%
  234,500      Boeing Company (The) ......          $ 24,944,937
  263,500      Gulfstream Aerospace Corp.* ........    6,389,875
  291,100      Sundstrand Corp. ..........            12,371,750
   75,500      United Technologies Corp. ..........    4,983,000
                                                    ------------
                                                      48,689,562
                                                    ------------
               APPAREL--.6%
  129,400      Tommy Hilfiger Corporation* ........    6,211,200
                                                    ------------
               BIO-TECHNOLOGY-- .8%
  103,400      Amgen Inc.* ........................    5,622,375
   46,900      BioChem Pharma Inc.*+ ..............    2,356,725
                                                    ------------
                                                       7,979,100
                                                    ------------
               BUSINESS SERVICES--.6%
  110,000      Cintas Corp. .......................    6,462,500
                                                    ------------
               CHEMICALS--2.5%
   52,400      Avery Dennison Corp. ...............    1,853,650
  578,000      Monsanto Co. .......................   22,469,750
                                                    ------------
                                                      24,323,400
                                                    ------------
               COMMUNICATIONS--3.9%
   50,000      LCI International Inc.* ............    1,075,000
   74,100      Lucent Technologies Inc. ...........    3,427,125
  196,600      PictureTel Corp.* ..................    5,111,600
  241,500      Qualcomm Inc.* .....................    9,629,812
  117,200      Telecomunicacoes Brasileiras
                 S.A. ADR+ ........................    8,965,800
  401,900      WorldCom Inc.*                         10,474,720
                                                    ------------
                                                      38,684,057
                                                    ------------
               COMMUNICATIONS EQUIPMENT--6.4%
  153,900      Ascend Communications, lnc.*+ ......    9,561,037
  168,700      Cascade Communications Corp.* ......    9,299,587
  453,200      Cisco Systems, Inc.* ...............   28,834,850
  187,500      Glenayre Technologies Inc.* ........    4,043,063
   39,600      Pairgain Technologies Inc.* ........    1,205,345
  277,900      Tellabs, Inc.* .....................   10,455,988
                                                    ------------
                                                      63,399,870
                                                    ------------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--4.7%
  268,900      Hewlett-Packard Company ............   13,512,225
  128,700      Ingram Micro Inc. Cl. A*+ ..........    2,960,100
  452,200      Sun Microsystems Inc.* .............   11,616,113
  256,600      3 Com Corp.* .......................   18,828,025
                                                    ------------
                                                      46,916,463
                                                    ------------
               COMPUTER SERVICES--.3%
   14,400      Diebold Inc. .......................      905,400
   78,400      Sabre Group Holdings Inc.* .........    2,185,400
                                                    ------------
                                                       3,090,800
                                                    ------------
               COMPUTER SOFTWARE--4.5%
   80,600      Computer Associates
                International Inc.* ...............    4,009,850
  167,000      Compuware Corp.* ...................    8,370,875
  400,300      Informix Corporation* ..............    8,156,112
  236,400      Microsoft Corporation* .............   19,532,550
   87,500      Parametric Technology Corporation* .    4,495,313
                                                    ------------
                                                      44,564,700
                                                    ------------
               CONGLOMERATE--.4%
   66,700      Tyco International Ltd.               $ 3,526,763
                                                    ------------
               CONSUMER PRODUCTS--6.2%
  445,200      CUC International Inc.* ............   10,573,500
   90,000      Colgate Palmolive Co. ..............    8,302,500
  223,000      General Electric Co. ...............   22,049,125
  326,900      Nike, Inc. Cl. B ...................   19,532,275
                                                   -------------
                                                      60,457,400
                                                   -------------
               DEFENSE--.6%
   69,120      Lockheed Martin Corp. ..............    6,324,480
                                                   -------------
               ENERGY & ENERGY SERVICES--1.6%
  163,000      Schlumberger Ltd. ..................   16,279,625
                                                   -------------

               FINANCIAL SERVICES--11.6%
  271,400      Chase Manhattan Corp. ..............   24,222,450
  294,900      Citicorp ...........................   30,374,700
  727,326      First Data Corporation+ ............   26,547,399
  265,000      Green Tree Financial Corp. .........   10,235,625
  112,000      MBNA Corp. .........................    4,648,000
  340,300      Money Store Inc. (The)+ ............    9,400,787
  299,400      Schwab (Charles) Corporation
                 (The)+ ...........................    9,580,800
                                                   -------------
                                                     115,009,761
                                                   -------------










               FOOD CHAINS--.7%
  155,600      Safeway Inc.*+ .....................    6,651,900
                                                   -------------


               HEALTH CARE--1.5%
  364,900      Columbia/HCA Healthcare
                 Corporation ......................   14,869,675
                                                     -----------


               INSURANCE--3.4%
  251,300      American International Group Inc. ..   27,203,225
   23,700      MGIC Investment Corp.+ .............    1,801,200
  125,900      Travelers/Aetna Property Casualty
                 Corp. Cl.A .......................    4,453,712
                                                     -----------
                                                      33,458,137
                                                     -----------
               LEISURE & ENTERTAINMENT--1.2%
  531,700      International Game Technology ......    9,703,525
  119,300      Mirage Resorts, Incorporated* ......    2,579,863
                                                     -----------
                                                      12,283,388
                                                     -----------
               MACHINERY--.7%
  121,300      Case Corp. .........................    6,610,850
                                                     -----------

               MEDICAL DEVICES--2.3%
  103,100      Boston Scientific Corp.* ...........    6,186,000
  245,400      Medtronic, Inc. ....................   16,687,200
                                                     -----------
                                                      22,873,200
                                                     -----------
                                      F-1

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)

--------------------------------------------------------------------------------
               OIL & GAS--2.7%
   76,300      B.J. Services Corp.*+ ..............  $ 3,891,300
  275,300      Global Marine Inc.* ................    5,678,063
  181,500      Halliburton Co. ....................   10,935,375
  140,200      Tidewater Inc. .....................    6,344,050
                                                     -----------
                                                      26,848,788
                                                     -----------
               PHARMACEUTICALS--8.6%
   80,800      Bristol Myers Squibb Co. ...........    8,787,000
  289,700      Eli Lilly & Company ................   21,148,100
  353,000      Merck & Co., Inc. ..................   27,975,250
  124,600      Pfizer Inc. ........................   10,326,225
  230,500      Warner-Lambert Co. .................   17,287,500
                                                     -----------
                                                      85,524,075
                                                     -----------
               POLLUTION CONTROL--1.3%
  415,300      USA Waste Services, Inc.*+ .........   13,237,687
                                                     -----------

               RESTAURANTS & LODGING--2.6%
  318,700      Boston Chicken Inc.*+ ..............   11,433,363
  478,600      Lone Star Steakhouse &
                 Saloon, lnc.* ....................   12,802,550
   54,800      Outback Steakhouse, Inc.*+ .........    1,465,900
                                                     -----------
                                                      25,701,813
                                                     -----------
               RETAILING--5.4%
   42,000      Dollar General Corp. ...............    1,344,000
  186,800      Gucci Group N.V. ...................   11,931,850
  459,100      Home Depot, lnc.+ ..................   23,012,388
   53,100      Nine West Group Inc.* ..............    2,462,512
1,003,500      OfficeMax Inc.* ....................   10,662,187
   57,000      Rite Aid Corp. .....................    2,265,750
   32,000      TJX Companies, Inc. ................    1,516,000
                                                     -----------
                                                      53,194,687
                                                     -----------
               SEMICONDUCTORS--9.1%
  579,600      Adaptec Inc.* ......................   23,184,000
  265,200      Altera Corporation* ................   19,276,858
  248,900      Intel Corp. ........................   32,590,468
   74,500      Linear Technology Corporation ......    3,268,688
   68,300      Maxim Integrated Products, lnc.* ...    2,953,975
  244,000      Xilinx, Inc.* ......................    8,982,371
                                                     -----------
                                                      90,256,360
                                                     -----------
               MISCELLANEOUS--3.1%
  273,000      Loewen Group Inc. ..................   10,681,125
  708,200      Service Corp International .........   19,829,600
                                                     -----------
                                                      30,510,725
                                                     -----------
               Total Common Stocks
                 (Cost $786,520,689) ..............  913,940,966
                                                     -----------
               WARRANTS
               MANFACTURING
               Windmere Corp.*
        1        expire 1/19/98 (Cost $1) .........  $         5
                                                     -----------

               PREFERRED STOCK--1.1%
               COMMUNICATIONS
  182,500      Nokia Corporation, ADR
                 (Cost $8,980,484) ................   10,516,563
                                                     -----------

 PRINCIPAL
  AMOUNT
 --------
               SHORT-TERM INVESTMENTS--10.1%
               Short-Term Corporate Notes--5.8%
$ 8,383,000    CSC Enterprises.,
                 5.67%, 1/03/97 ...................    8,380,359
 21,617,000    Dynamic Funding Corp. Series A.,
                 6.08%, 1/03/97 ...................  21,609,698
 17,500,000    Ford Motor Credit Corp.,
                 5.88%, 1/02/97 ...................   17,497,142
 10,000,000    Merrill Lynch & Co., Inc.,
                 5.55%, 1/02/97 ...................    9,998,459
                                                     -----------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $57,485,658) ...............   57,485,658
                                                     -----------


               SECURITIES HELD UNDER
                 REPURCHASE
                 AGREEMENTS--4.3%

               Securities  Held  Under  Repurchase
                 Agreements, 6.50%-6.625%,
                 1/2/97, with Bear, Stearns &
                 Co. Inc., dtd 12/31/96,
                 repurchase price $42,917,421;
                 collateralized by U.S.
                 Treasury Strips (par value
                 $209,350,000 due 8/15/06-
                 11/15/22) ........................   42,901,709
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $100,387,367) ..............  100,387,367
                                                     -----------


TOTAL INVESTMENTS
  (COST $895,888,541)(A)                    103.4% 1,024,844,901
Liabilities in Excess Of Other Assets        (3.4)   (33,816,533)
                                             ----   ------------
NET ASSETS                                  100.0%  $ 991,028,368
                                            =====   ============

  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $895,888,541 amounted to $128,956,360 which consisted of aggregate gross unrealized appreciation of $154,599,898 and aggregate gross unrealized depreciation of $25,643,538.

                       See Notes to Financial Statement.

THE ALGER AMERICAN FUND
ALGER AMERICAN GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year




                                                                                      YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------------------------
                                                                       1996          1995         1994         1993         1992
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                                $ 31.16       $ 23.13      $ 24.67      $ 20.17      $ 18.00
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                0.12          0.02         0.07         0.03         0.03
   Net realized and unrealized gain on investments                      4.00          8.33         0.15         4.50         2.19
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                 4.12          8.35         0.22         4.53         2.22
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.02)        (0.07)       (0.03)       (0.03)       (0.03)
   Distributions from net realized gains                               (0.93)        (0.25)       (1.73)          --        (0.02)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                             (0.95)        (0.32)       (1.76)       (0.03)       (0.05)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                      $ 34.33       $ 31.16      $ 23.13      $ 24.67      $ 20.17
====================================================================================================================================
   Total Return                                                        13.35%        36.37%        1.45%       22.47%       12.38%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                        $991,028      $502,974     $150,390      $74,878      $30,316
====================================================================================================================================
     Ratio of expenses to average net assets                            0.79%         0.85%        0.86%        0.97%        0.99%
====================================================================================================================================
     Ratio of net investment income to average
       net assets                                                       0.50%         0.18%        0.48%        0.25%        0.33%
====================================================================================================================================
     Portfolio Turnover Rate                                           82.86%       118.33%      111.76%      112.64%       63.91%
====================================================================================================================================
     Average Commission Rate Paid                                    $ .0683
==================================================================================



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
SCHEDULE OF INVESTMENTS-DECEMBER 31, 1996
--------------------------------------------------------------------------------
 Shares        COMMON STOCKS--94.3%                    Value
 ------                                                -----

               AEROSPACE--2.1%
  224,300      Atlas Air, lnc.*+ .................. $ 10,710,325
  200,000      BE Aerospace Inc.* .................    5,425,000
  190,300      Greenwich Air Services Inc Cl. B.* .    4,234,175
  468,700      Wyman Gordon Co.*+ .................   10,428,575
                                                     -----------
                                                      30,798,075
                                                     -----------
               AGRICULTURE--.4%
  174,800      Delta and Pine Land Co. ............    5,593,600
                                                     -----------

               ALUMINUM--.2%
  290,600      Kaiser Aluminum Corp.*+ ............    3,378,225
                                                     -----------

               APPAREL--4.3%
  242,800      Designer Holdings Ltd.*+ ...........    3,915,150
  150,000      Gymboree Corp.*+ ...................    3,431,250
  424,000      Jones Apparel Group Inc.* ..........   15,847,000
  176,500      Liz Claiborne Inc. .................    6,817,312
  308,500      Mens Wearhouse Inc. ................    7,558,250
  246,600      Nautica Enterprises Inc.* ..........    6,226,650
  218,000      ST. John Knits Inc. ................    9,483,000
  215,100      Tommy Hilfiger Corporation* ........   10,324,800
                                                     -----------
                                                      63,603,412
                                                     -----------
               AUTOMOTIVE EQUIPMENT & SERVICES--.4%
  198,400      Cross-Continent Auto
                 Retailers, Inc.* .................    4,141,600
  201,100      Navistar International Corp.*+ .....    1,835,037
                                                     -----------
                                                       5,976,637
                                                     -----------
               BIO-TECHNOLOGY--2.5%
  247,400      BioChem Pharma Inc.*+ ..............   12,431,850
  290,000      CellPro Incorporated* ..............    3,625,000
  152,300      DEKALB Genetics Corp. Cl. B+ .......    7,767,300
  100,000      Ergo Science Corp.* ................    1,312,500
  193,000      INCYTE Pharmaceuticals, lnc.*+ .....    9,939,500
   63,000      Serologicals Inc.* .................    2,228,625
                                                     -----------
                                                      37,304,775
                                                     -----------
               BUILDING & CONSTRUCTION--.3%
  416,500      Morrison Knudsen Corp.* ............    3,748,500
   65,000      Toll Brothers Inc.*+ ...............    1,267,500
                                                     -----------
                                                       5,016,000
                                                     -----------
               BUSINESS SERVICES--1.0%
  108,000      G & K Services Inc. Cl. A. .........    4,077,000
  247,100      Saville Systems PLC ADR* ...........   10,038,438
                                                     -----------
                                                      14,115,438
                                                     -----------
               COMMUNICATIONS--1.3%
  321,000      LCI International Inc.* ............    6,901,500
  340,000      Pegasus Communications
                 Corp. CI A.* .....................    4,675,000
  255,000      Teleport Communications Group
                 Inc. CI A.* ......................    7,777,500
   20,000      Tollgrade Communications Inc. ......      620,000
                                                     -----------
                                                      19,974,000
                                                     -----------
               COMMUNICATIONS EQUIPMENT--8.6%
  463,100      Ascend Communications, lnc.*+ ......   28,770,088
  179,900      Cascade Communications Corp.* ......    9,916,988
  612,100      DSP Communications, Inc.* ..........   11,859,437
   84,500      Davox Corp.*+ ......................    3,485,625
  468,925      Glenayre Technologies Inc.* ........   10,111,430
  100,000      InterVoice Inc.*+ ..................    1,225,000
  741,700      PictureTel Corp.* ..................   19,284,200
  125,500      Powerwave Technologies, lnc.+ ......    1,835,438
  690,000      Tellabs, Inc.* .....................   25,961,250
  335,000      Videoserver Inc.* ..................   14,237,500
                                                     -----------
                                                     126,686,956
                                                     -----------


               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--1.2%
  513,100      Auspex Systems Inc.* ...............  $ 5,964,788
   51,300      Cymer, Inc. ........................    2,468,813
  163,200      Network Appliance Inc.*+ ...........    8,302,800
   50,000      Xircom Inc.*+ ......................    1,087,500
                                                     -----------
                                                      17,823,901
                                                     -----------
               COMPUTER SERVICES--5.0%
  246,000      Acxiom Corp.* ......................    5,904,000
   72,500      CKS Group Inc.*+ ...................    2,020,938
  250,000      Cambridge Technology Partners Inc.*     8,390,750
  461,200      Employee Solutions Inc.*+ ..........    9,454,600
  269,800      FactSet Research Systems Inc.*+ ....    5,665,800
  200,000      First USA Paymentech Inc.*+ ........    6,775,000
   40,000      Information Management
                 Resources, lnc. ..................      845,000
   15,000      International Network Services*+ ...      452,820
  171,400      Keane Inc.* ........................    5,441,950
  118,300      Logicon Inc.+ ......................    4,317,950
   92,800      National Data Corp.+ ...............    4,036,800
   37,800      Paychex, Inc. ......................    1,944,356
  221,000      Quick Response Service Inc.* .......    6,298,500
  182,200      Sungard Data Systems* ..............    7,196,900
   17,000      TeleFax Inc.+ ......................      886,125
   68,600      Whittman-Hart, Inc.* ...............    1,757,875
   90,000      XLConnect Solutions, Inc.*+ ........    2,587,500
                                                     -----------
                                                      73,976,864
                                                     -----------

               COMPUTER SOFTWARE--9.9%
  206,000      CBT Group PLC ADS* .................   11,175,500
  319,400      Compuware Corp.* ...................   16,009,925
  340,000      Electronics For Imaging Inc.* ......   27,965,000
  182,600      HBO & Company ......................   10,841,875
  655,900      Informix Corporation* ..............   13,363,963
   50,000      Infinity Financial Technology
                 Inc.*+ ...........................      862,500
  164,400      INSO Corp.*+ .......................    6,534,900
  216,000      Integrated Systems Inc.* ...........    5,616,000
  440,800      Learning Company Inc. (The)*+ ......    6,336,500
  311,100      Macromedia Inc.*+ ..................    5,599,800
  395,900      Medic Computer Systems, lnc.*+ .....   15,959,917
   50,000      Parametric Technology
                 Corporation* . ...................    2,568,750
   60,000      Premis Corp. .......................      337,500
  779,300      Structural Dynamics Research
                 Corp.*+ ..........................   15,586,000
  322,600      Systemsoft Corp.*+ .................    4,798,675
   43,000      Wandel Goltermann Technologies
                 Inc.* ............................    1,257,750
                                                     -----------
                                                     144,814,555
                                                     -----------
               COMPUTER TECHNOLOGY--2.3%
  220,000      Checkpoint Systems Inc.*+ ..........    5,445,000
  260,800      Citrix Systems, Inc.* ..............   10,187,630
  228,200      CompuCom Systems Inc.* .............    2,453,150
  228,000      Digital Microwave Corp.* ...........    6,355,500
   20,000      Jabil Circuit Inc.*+ ...............      800,000
  248,900      Sterling Commerce, lnc.*+ ..........    8,773,725
                                                     -----------
                                                      34,015,005
                                                     -----------
               CONSUMER PRODUCTS--1.3%
  122,900      Blyth Industries Inc.*+ ............    5,607,313
  168,000      Fred Meyer, Inc.* ..................    5,964,000
  130,000      Herman Miller Inc. .................    7,361,250
                                                     -----------
                                                      18,932,563
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
SCHEDULE OF INVESTMENTS-DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
  Shares       COMMON STOCKS--(CONTINUED)                Value
  ------                                                 -----
               DEFENSE--.6%
  194,100      Rohr Inc.*+ ........................  $ 4,391,513
  175,000      Tracor, Inc.* ......................    3,718,750
                                                     -----------
                                                       8,110,263
                                                     -----------

               ENERGY & ENERGY SERVICES--.3%
   81,500      United Meridian Corp. Series A* ....    4,217,625
                                                     -----------

               FINANCIAL SERVICES--5.7%
   28,500      Associated Banc-Corp. ..............    1,211,250
   42,700      CCB Financial Corp.+ ..............     2,914,275
    9,000      Centura Banks Inc. .................      401,625
   37,100      Colonial BancGroup Inc.+ ...........    1,484,000
   84,900      Commerce Bancshares Inc. ...........    3,926,625
  105,000      Compass Bancshares Inc. ............    4,173,750
  405,000      Concord EFS Inc.*+ .................   11,441,250
  332,100      Green Tree Financial Corp. .........   12,827,363
  175,000      Leasing Solutions Inc.*+ ...........    4,506,250
   38,100      Mercantile Bankshares Corp. .......     1,219,200
  805,700      Money Store Inc. (The)+ ...........    22,257,462
   75,000      National Commerce Bancorp. ........     2,868,750
  388,000      PMT Services, Inc.*+ ..............     6,790,000
   95,700      Provident Bankshares Corp.+ .......     3,732,300
   90,000      Wilmington Trust Corp. ............     3,555,000
                                                     -----------
                                                      83,309,100
                                                     -----------
               FOODS & BEVERAGES--.8%
  113,900      Interstate Bakeries Corp. .........     5,595,338
  130,600      JP Foodservice Inc.*+ .............     3,640,475
  164,100      United Natural Foods, lnc. ........     2,789,700
                                                     -----------
                                                      12,025,513
                                                     -----------
               FREIGHT
   15,000      Landstar Systems Inc.*+ ...........       348,750
                                                     -----------

               HEALTH CARE--2.2%
  272,000      Access Health, Inc.* ..............    12,172,000
  140,250      Clintrials Research Inc.*+ ........     3,190,688
  107,500      Omnicare, Inc......................     3,453,438
  166,700      Orthodontic Centers of
                 America Inc.*+ ..................     2,667,200
  560,600      Physicians Sales & Service, Inc.+..     8,058,625
  100,000      United Dental Care, Inc.* .........     3,037,500
                                                     -----------
                                                      32,579,451
                                                     -----------
               HEALTH MAINTENANCE ORGANIZATION--.1%
   73,300      AMISYS Managed Care
                 Systems Inc.*+ ..................     1,246,100
                                                     -----------

               INDUSTRIAL EQUIPMENT--1.2%
  215,000      DT Industries Inc.* ...............     7,525,000
  314,100      Waters Corporation* ...............     9,540,787
                                                     -----------
                                                      17,065,787
                                                     -----------
               INSURANCE--1.2%
   82,500      Equitable of lowa Companies .......     3,784,688
   85,000      Executive Risk Inc. ...............     3,145,000
  156,900      HCC Insurance Holdings Inc. .......     3,765,600
   90,500      Protective Life Corp. .............     3,608,688
   95,000      Vesta Insurance Group Inc.+ .......     2,980,625
                                                     -----------
                                                      17,284,601
                                                     -----------


               LEISURE ENTERTAINMENT--1.5%
  161,300      Anchor Gaming*+ ...................   $ 6,492,325
   40,000      Cinar Films, lnc. Cl. B.* .........     1,040,000
  801,800      International Game Technology .....    14,632,850
                                                     -----------
                                                      22,165,175
                                                     -----------
               MACHINERY--.2%
  200,000      JLG Industries Inc. ...............     3,200,000
                                                     -----------

               MANUFACTURING--1.1%
  402,500      American Power Conversion Corp.* ..    10,968,125
  116,200      Cincinnati Milacron Inc. ..........     2,541,875
   78,000      Palm Harbor Homes Inc.* ...........     2,184,000
                                                     -----------
                                                      15,694,000
                                                     -----------





















               MEDICAL DEVICES--5.9%
  111,300      Biopsys Medical Inc.* .............     2,420,775
   91,200      Conceptus, Inc.*+ .................       934,800
  402,500      CONMED Corporation* ...............     8,251,250
  446,600      ESC Medical Systems Ltd. ..........    11,388,300
   63,500      Fisher Scientific Inc. ............     2,992,438
  187,900      Heartport Inc.*+ ..................     4,298,213
  500,200      Hologic, Inc.* ....................    12,379,950
   64,000      IDEXX Laboratories Inc.*+ .........     2,304,000
  140,500      Intercardia, Inc.* ................     3,020,750
  302,500      Mentor Corp.+ .....................     8,923,750
  296,500      Neuromedical Systems Inc.*+ .......     3,928,625
  200,000      Physio-Control Corp.*+ ............     4,500,000
  218,200      STERIS Corp.* .....................     9,491,700
  286,600      Target Therapeutics, Inc.* ........    12,037,200
                                                     -----------
                                                      86,871,751
                                                     -----------
               MEDICAL SERVICES--4.2%
  222,000      CompDent Corp.* ...................     7,825,500
  161,500      Health Management Associates,
                 lnc. Cl. A.* ....................     3,633,750
  528,000      Lincare Holdings Inc.* ............    21,648,000
   70,000      National Surgery Centers, Inc.* ...     2,660,000
  541,550      PhyCor, Inc.*+ ....................    15,366,480
  166,300      Quintiles Transnational Corp.* ....    11,017,375
                                                     -----------
                                                      62,151,105
                                                     -----------

               MEDICAL TECHNOLOGY--.1%
   50,000      Curative Health Services Inc. .....     1,384,400
                                                     -----------

               METALS--.6%
  247,000      Titanium Metals Corporation*+ .....     8,120,125
                                                     -----------

               OIL & GAS--1.3%
   70,000      B.J. Services Corp.*+ .............     3,570,000
  212,500      Benton Oil & Gas Co.* .............     4,807,812
   76,000      Energy Ventures Inc.* .............     3,866,500
  270,000      Varco International Inc.+ .........     6,243,750
                                                     -----------
                                                      18,488,062
                                                     -----------
               PAPER PACKAGING & FOREST PRODUCTS--.7%
  245,100      Sealed Air Corp.*+ ................    10,202,287
                                                     -----------

               PHARMACEUTICALS--.4%
  115,000      Dura Pharmaceuticals, Inc.*+ ......     5,491,250
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
SCHEDULE OF INVESTMENTS-DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------
  SHARES       COMMON STOCKS--(CONTINUED)                VALUE
  ------                                                 -----

               POLLUTION CONTROL--4.0%
  142,000      Culligan Water Technologies Inc.+ .   $ 5,751,000
  187,700      Tetra Tech Inc.* ..................     3,707,075
  525,800      USA Waste Services, Inc.* .........    16,759,875
  250,000      U.S. Filter Corp.*+ ...............     7,937,500
  701,800      United Waste Systems, Inc.*+ ......    24,124,375
                                                     -----------
                                                      58,279,825
                                                     -----------
               REAL ESTATE--.3%
  100,000      Security Capital Atlantic
                 Incorporated* ...................     2,450,000
   31,500      Vornado Realty Trust ..............     1,653,750
                                                     -----------
                                                       4,103,750
                                                     -----------

               RESTAURANTS & LODGING--3.4%
  123,000      Apple South, lnc.+ ................     1,660,500
  188,100      Boston Chicken Inc.*+ .............     6,748,088
  297,800      Landry's Seafood Restaurants,
                  Inc.*+ .........................     6,365,475
  771,800      Lone Star Steakhouse & Saloon,
               lnc.* .............................    20,645,650
  211,600      Outback Steakhouse, Inc.*+ ........     5,660,300
  355,000      Prime Hospitality Corp.*+ .........     5,724,375
   50,500      Starwood Lodging Trust+ ...........     2,783,812
                                                     -----------
                                                      49,588,200
                                                     -----------

               RETAILING--8.1%
  115,200      Abercrombie & Fitch Co., Cl. A* ...     1,900,800
   15,000      Borders Group Inc.* ...............       538,125
  100,000      CML Group Inc. ....................       337,500
   38,500      Dominick's Supermarkets, lnc. .....       837,375
   72,500      Footstar Inc.*+ ...................     1,803,437
  312,700      Gucci Group N.V. ..................    19,973,712
   90,000      Loehmann's, Inc.* .................     2,070,000
  169,400      Mail Boxes Etc.*+ .................     3,811,500
  335,000      Marks Brothers Jewelers Inc.* .....     3,894,375
  226,200      Neiman Marcus Group, Inc. (The)* ..     5,768,100
   95,000      Nine West Group Inc.*+ ............     4,405,625
  506,475      OfficeMax, Inc.* ..................     5,381,296
  268,000      PetsMart Inc.*+ ...................     5,862,500
  192,200      Quiksilver Inc.* ..................     4,108,275
   50,600      Saks Holdings, Inc.*+ .............     1,366,200
  200,000      Sothebys Holdings Inc., Cl.A ......     3,725,000
  736,400      Sports Authority Inc. (The)*+ .....    16,016,700
  368,400      Stage Stores, Inc.* ...............     6,723,300
  260,000      TJX Companies, Inc.+ ..............    12,317,500
  378,200      Tiffany & Co. .....................    13,851,575
  146,300      West Marine Inc.*+ ................     4,132,975
                                                     -----------
                                                     118,825,870
                                                     -----------
               SEMICONDUCTORS--5.2%
  544,400      Adaptec Inc.* .....................    21,776,000
  272,000      Altera Corporation* ...............    19,771,135
  264,000      Cirrus Logic, Inc.* ...............     4,092,000
  175,600      Maxim Integrated Products, lnc.* ..     7,594,700
   82,300      Microchip Technology Incorporated*      4,187,012
  671,100      S3 Incorporated*+ .................    10,905,375
  231,400      Xilinx, Inc.* .....................     8,518,528
                                                     -----------
                                                      76,844,750
                                                     -----------
               TRANSPORTATION--1.1%
  472,900      Coach USA Inc.* ...................  $ 13,714,100
  237,400      Fritz Companies Inc.* .............     3,026,850
                                                    ------------
                                                      16,740,950
                                                    ------------
               MISCELLANEOUS--3.3%
   41,200      Central Parking Corp.* ............     1,380,200
  471,600      Loewen Group Inc. .................    18,451,350
  158,500      Metromail Corporation* ............     2,892,625
  149,300      Ogden Corp.+ ......................     2,799,375
  109,500      Outdoor Systems, Inc.* ............     3,079,687
   78,000      Rural/Metro Corporation * .........     2,808,000
  174,000      Sturm Ruger & Co. Inc.+ ...........     3,371,250
  183,200      Uniphase Corp.*+ ..................     9,618,000
  187,000      Universal Outdoor Holdings Inc.* ..     4,394,500
                                                    ------------
                                                      48,794,987
                                                    ------------
               TOTAL COMMON STOCKS
                 (COST $1,184,107,094) ........... 1,385,143,683
                                                    ------------



 PRINCIPAL     SHORT-TERM INVESTMENTS--5.6%
  AMOUNT       SHORT-TERM CORPORATE NOTES--4.5%
  --------
$17,000,000    Countrywide Funding Corp.,
                 5.95%, 1/14/97 ..................    16,963,474
 30,000,000    Ford Motor Credit Corp.,
                 5.88%, 1/02/97 ..................    29,995,100
 20,000,000    Merrill Lynch & Co., Inc.,
                 5.55%, 1/02/97 ..................    19,996,916
                                                    ------------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $66,955,490) ..............    66,955,490
                                                    ------------


               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.1%

               Securities  Held  Under  Repurchase
                 Agreements,   6.50%,   1/2/97,
                 with Bear, Stearns & Co. Inc.,
                 dtd 12/31/96, repurchase price
                 $16,689,921; collateralized by
                 U.S.  Treasury  Bonds and U.S.
                 Treasury   Strips  (par  value
                 $57,115,000
                 due 11/15/13-2/15/22) ...........    16,683,896
                                                  --------------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $83,639,386)                   83,639,386
                                                  --------------

TOTAL INVESTMENTS
  (COST $1,267,746,480)(A) .............  99.9%    1,468,783,069

Other Assets in Excess of Liabilities ..    .1           735,400
                                         -----    --------------
NET ASSETS ............................. 100.0%   $1,469,518,469
                                         =====    ==============

--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.

(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,276,746,480 amounted to $201,036,589 which consisted of aggregate gross unrealized appreciation of $262,104,139 and aggregate gross unrealized depreciation of $61,067,550.

                       See Notes to Financial Statement.

THE ALGER AMERICAN FUND
ALGER AMERICAN SMALL CAPITALIZATION  PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year



                                                                                      Year Ended December 31,
                                                                --------------------------------------------------------------------
                                                                    1996          1995        1994         1993           1992
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                              $ 39.41        $ 27.31     $ 30.88      $ 27.26      $ 26.79
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                                      (0.04)(i)      (0.09)      (0.03)(i)    (0.05)       (0.06)
   Net realized and unrealized gain
     (loss) on investments                                            1.70          12.19       (1.45)        3.67         0.91
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                               1.66          12.10       (1.48)        3.62         0.85
   Distributions from net realized gains                             (0.16)            --       (2.09)          --        (0.38)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                    $ 40.91        $ 39.41     $ 27.31      $ 30.88      $ 27.26
====================================================================================================================================
   Total Return                                                       4.18%         44.31%      (4.38%)      13.28%        3.55%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                    $1,469,518       $984,212    $397,037     $238,850     $135,718
====================================================================================================================================
     Ratio of expenses to average net assets                          0.88%          0.92%       0.96%        1.03%        0.98%
====================================================================================================================================
     Ratio of net investment income (loss) to
       average net assets                                            (0.09%)        (0.48%)     (0.10%)      (0.35%)      (0.37%)
====================================================================================================================================
     Portfolio Turnover Rate                                        110.04%         80.66%     117.61%      148.07%      108.06%
====================================================================================================================================
     Average Commission Rate Paid                                  $ .0591
=================================================================================
(i) Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS--95.8%                       VALUE
   ------                                                 -----

               AEROSPACE--7.7%
     7,000     Boeing Company (The) ..............     $ 744,625
    18,000     Sundstrand Corp. ..................       765,000
     1,500     United Technologies Corp. .........        99,000
                                                       ---------
                                                       1,608,625
               ---------------------
               BIO-TECHNOLOGY--2.2%
     9,000     DEKALB Genetics Corp. Cl. B+ ......       459,000
                                                       ---------

               CHEMICALS--2.8%
    15,000     Monsanto Co. ......................       583,125
                                                       ---------

               COMMUNICATIONS--.5%
     1,500     Lucent Technologies Inc. ..........        69,375
     1,700     WorldCom Inc.* ....................        44,307
                                                       ---------
                                                         113,682
                                                       ---------
               COMMUNICATIONS EQUIPMENT--1.8%
    10,000     Tellabs, Inc.*.....................       376,250
                                                       ---------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.2%
     4,000     Hewlett-Packard Company ...........       201,000
     2,000     3 Com Corp.* ......................       146,750
     2,000     Xerox Corp. .......................       105,250
                                                       ---------
                                                         453,000
                                                       ---------
               COMPUTER SERVICES--2.0%
     8,000     Paychex, Inc. .....................       411,503
                                                       ---------
               COMPUTER SOFTWARE--.3%
     1,500     Computer Associates International
                 Inc.* ...........................        74,625
                                                       ---------
               CONGLOMERATE--1.0%
     4,000     Tyco International Ltd. ...........       211,500
                                                       ---------

               CONSUMER PRODUCTS--3.2%
     2,000     Colgate Palmolive Co. .............       184,500
     5,000     General Electric Co. ..............       494,375
                                                       ---------
                                                         678,875
                                                       ---------
               DEFENSE--.9%
     2,050     Lockheed Martin Corp. .............       187,575
                                                       ---------
               ENERGY & ENERGY SERVICES--2.1%
     4,400     Schlumberger Ltd...................       439,450
                                                       ---------

               FINANCIAL SERVICES--21.0%
     3,800     American Express Co. ..............       214,700
    12,000     Bank Of New York Co. Inc. .........       405,000
     6,000     BankAmerica Corp. .................       598,500
     7,500     Chase Manhattan Corp. .............       669,375
     5,600     Citicorp ..........................       576,800
     6,000     Equifax Inc. ......................       183,750
    11,674     First Data Corporation+ ...........       426,101
     6,000     Mellon Bank Corp. .................       426,000
     5,000     Money Store Inc. (The)+ ...........       138,125
    10,000     Schwab (Charles) Corporation
                 (The)+                                  320,000
    10,000     SunAmerica Inc. ...................       443,750
                                                       ---------
                                                       4,402,101
                                                       ---------

               HEALTH CARE--1.8%
     9,500     Columbia/HCA Healthcare Corporation     $ 387,125
                                                       ---------

               HEALTH MAINTENANCE ORGANIZATIONS--2.5%
    11,500     United Healthcare Corporation .....       517,500
                                                       ---------

               INSURANCE--2.2%
     4,300     American International Group Inc...       465,475
                                                       ---------

               LEISURE & ENTERTAINMENT--1.3%
    14,500     International Game Technology .....       264,625
                                                       ---------

               MACHINERY--1.1%
     4,200     Case Corp..........................       228,900
                                                       ---------

               MANUFACTURING--3.7%
     8,850     Precision Castparts Corp. .........       439,181
     8,000     Thermo Electron Corp. .............       330,000
                                                       ---------
                                                         769,181
                                                       ---------
               MEDICAL DEVICES--2.2%
     6,700     Medtronic, Inc. ...................       455,600
                                                       ---------











               OIL & GAS--5.3%
     2,000     Chevron Corp. .....................       130,000
     3,000     Exxon Corp.........................       294,000
     5,300     Halliburton Co. ...................       319,325
     8,000     Tidewater Inc. ....................       362,000
                                                       ---------
                                                       1,105,325
                                                       ---------
               PHARMACEUTICALS--12.3%
     3,000     Bristol Myers Squibb Co. ..........       326,250
     7,400     Eli Lilly & Company ...............       540,200
     6,600     Merck & Co., lnc. .................       523,050
     5,000     Pfizer Inc. .......................       414,375
     3,500     SmithKline Beecham PLC ADS ........       238,000
     7,000     Warner-Lambert Co. ................       525,000
                                                       ---------
                                                       2,566,875
                                                       ---------
               RETAILING--7.9%
    17,800     Dollar General Corp. ..............       569,600
     2,300     Gucci Group N.V. ..................       146,913
     8,000     Home Depot, Inc.+ .................       401,000
     8,000     Rite Aid Corp. ....................       318,000
     4,500     TJX Companies, Inc. ...............       213,188
                                                       ---------
                                                       1,648,701
                                                       ---------
               SEMICONDUCTORS--4.9%
     2,000     Altera Corporation* ...............       145,376
     5,100     Intel Corp. .......................       667,784
     4,900     Linear Technology Corporation .....       214,987
                                                       ---------
                                                       1,028,147
                                                       ---------

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------

   SHARES      COMMON STOCKS (CONTINUED)                 VALUE
   ------                                                -----

               MISCELLANEOUS--2.9%
     4,500     Loewen Group Inc. .................     $ 176,063
    15,000     Service Corp. International .......       420,000
                                                       ---------
                                                         596,063
                                                       ---------
               TOTAL COMMON STOCKS
                 (COST $17,051,950) ..............    20,032,828
                                                       ---------


               PREFERRED STOCK--.6%
               COMMUNICATIONS
     2,100     Nokia Corporation, ADR
                 (Cost $99,063) ..................       121,013
                                                       ---------

               SHORT-TERM INVESTMENTS--6.3%
               SECURITIES HELD
                 UNDER REPURCHASE
                 AGREEMENTS
               Securities  Held  Under  Repurchase
                 Agreements,   6.50%-6.625%,
                 1/2/97, with Bear, Stearns &
                 Co. Inc., dtd 12/31/96, repurchase
                 price  $1,312,758;  collateralized
                 by U.S. Treasury Strips (par
                 value $4,190,000 due 11/15/13)
                 (Cost $1,312,280) ...............     1,312,280
                                                      ----------

TOTAL INVESTMENTS
  (COST $18,463,293)(A) ................ 102.7%       21,466,121

Liabilities In Excess of Other Assets ..  (2.7)         (555,881)
                                         -----       -----------

NET ASSETS ............................. 100.0%      $20,910,240
                                         =====       ===========

--------------------------------------------------------------------------------

  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $18,463,293, amounted to $3,002,828 which consisted of aggregate gross unrealized appreciation of $3,089,806 and aggregate gross unrealized depreciation of $86,978.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN INCOME AND GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS

For a share outstanding throughout the year

--------------------------------------------------------------------------------



                                                                                      Year Ended December 31,
                                                                     ---------------------------------------------------------------
                                                                       1996          1995         1994         1993         1992
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of year                                $ 17.79       $ 13.30      $ 15.31      $ 13.93      $ 13.08
------------------------------------------------------------------------------------------------------------------------------------
   Net investment income                                                0.09(i)       0.11(i)      0.17         0.07         0.08
   Net realized and unrealized gain
     (loss) on investments                                              1.87          4.54        (1.47)        1.37         1.02
------------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                 1.96          4.65        (1.30)        1.44         1.10
------------------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                                (0.33)        (0.16)       (0.15)       (0.06)       (0.12)
   Distributions from net realized gains                              (11.00)           --        (0.56)          --        (0.13)
------------------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                            (11.33)        (0.16)       (0.71)       (0.06)       (0.25)
------------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                                       $ 8.42       $ 17.79      $ 13.30      $ 15.31      $ 13.93
====================================================================================================================================
   Total Return                                                        19.68%        35.13%       (8.28%)      10.34%        8.64%
====================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)                        $ 20,910       $ 8,639      $29,135      $31,895      $ 8,671
====================================================================================================================================
     Ratio of expenses to average net assets                            0.81%         0.75%        0.75%        0.97%        1.25%
====================================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                                      --            --           --           --         0.01%
====================================================================================================================================
     Ratio of net investment income to average
       net assets                                                       0.94%         0.61%        1.22%        1.51%        1.62%
====================================================================================================================================
     Portfolio Turnover Rate                                          121.60%       164.05%      177.97%      105.80%      100.62%
====================================================================================================================================
     Average Commission Rate Paid                                    $ .0728
==================================================================================
(i)      Amount was computed based on average shares outstanding during the year.



                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996
--------------------------------------------------------------------------------


    SHARES     COMMON STOCKS--56.9%                       VALUE
    ------                                                -----
               AEROSPACE--3.1%
    1,200      Boeing Company (The) ..............     $ 127,650
    2,200      Gulfstream Aerospace Corp.* .......        53,350
    2,500      Sundstrand Corp. ..................       106,250
      500      United Technologies Corp. .........        33,000
                                                       ---------

                                                         320,250
                                                       ---------

               APPAREL--.5%
    1,000      Tommy Hilfiger Corporation* .......        48,000
                                                       ---------

               BIO-TECHNOLOGY--.3%
      600      Amgen Inc.* .......................        32,625
                                                       ---------

               BUSINESS SERVICES--.3%
      500      Cintas Corp. ......................        29,375
                                                       ---------

               CHEMICALS--1.5%
    3,925      Monsanto Co. ......................       152,584
                                                       ---------

               COMMUNICATIONS--1.5%
      800      LCI International, Inc.* ..........        17,200
      500      Lucent Technologies Inc. ..........        23,125
      600      Telecomunicacoes Brasileiras
                 S.A. ADR ........................        45,900
    2,600      WorldCom Inc.* ....................        67,763
                                                       ---------

                                                         153,988
                                                       ---------

               COMMUNICATIONS EQUIPMENT--3.9%
    1,000      Ascend Communications, lnc.* ......        62,125
      500      Cascade Communications Corp.* .....        27,563
    3,100      Cisco Systems, Inc.* ..............       197,237
    1,000      Glenayre Technologies Inc.* .......        21,562
      900      PictureTel Corp.* .................        23,400
    2,000      Tellabs, Inc.* ....................        75,250
                                                       ---------

                                                         407,137
                                                       ---------

               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--2.6%
    1,600      Hewlett-Packard Company ...........        80,400
    2,800      Sun Microsystems Inc.* ............        71,926
    1,700      3 Com Corp.* ......................       124,738
                                                       ---------

                                                         277,064
                                                       ---------

               COMPUTER SERVICES--.4%
      700      Diebold Inc. ......................        44,013
                                                       ---------

               COMPUTER SOFTWARE--3.2%
      600      Computer Associates International
                 Inc.* ...........................        29,850
    1,500      Compuware Corp.* ..................        75,188
    4,200      Informix Corporation* .............        85,575
    1,500      Microsoft Corporation* ............       123,938
      500      Parametric Technology
                 Corporation* ....................        25,688
                                                       ---------

                                                         340,239
                                                       ---------


               CONGLOMERATE--.4%
      700      Tyco International Ltd. ...........      $ 37,013
                                                       ---------

               CONSUMER PRODUCTS--3.8%
    2,850      CUC International Inc.* ...........        67,688
      600      Colgate Palmolive Co. .............        55,350
    1,500      General Electric Co. ..............       148,313
    2,100      Nike, Inc. Cl. B ..................       125,475
                                                       ---------

                                                         396,826
                                                       ---------

               DEFENSE--.6%
      741      Lockheed Martin Corp. .............        67,802
                                                       ---------

               ENERGY & ENERGY SERVICES--1.0%
    1,100      Schlumberger Ltd. .................       109,862
                                                       ---------











               FINANCIAL SERVICES--7.5%
    1,600      Chase Manhattan Corp. .............       142,800
    1,800      Citicorp ..........................       185,400
    4,926      First Data Corporation+ ...........       179,799
    2,560      GreenTree Financial Corp. .........        98,880
      800      MBNA Corp. ........................        33,200
    3,000      Money Store Inc. (The) ............        82,875
    2,000      Schwab (Charles) Corporation (The)+        64,000
                                                       ---------

                                                         786,954
                                                       ---------

               FOOD CHAINS--.3%
      700      Safeway Inc.*+ ....................        29,925
                                                       ---------

               HEALTH CARE--.9%
    2,500      Columbia/HCA Healthcare Corporation       101,875
                                                       ---------

               INSURANCE--2.4%
    1,700      American International Group, Inc.        184,025
      800      MGIC Investment Corp.+ ............        60,800
                                                       ---------

                                                         244,825
                                                       ---------

               LEISURE & ENTERTAINMENT--.7%
    3,700      International Game Technology .....        67,525
                                                       ---------

               MACHINERY--.5%
    1,000      Case Corp. ........................        54,500
                                                       ---------

               MEDICAL DEVICES--1.3%
      500      Boston Scientific Corp.* ..........        30,000
    1,500      Medtronic, Inc. ...................       102,000
                                                       ---------

                                                         132,000
                                                       ---------

               OIL & GAS--1.0%
      900      Halliburton Co. ...................        54,225
    1,100      Tidewater Inc. ....................        49,775
                                                       ---------

                                                         104,000
                                                       ---------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------

   SHARES       COMMON STOCKS (CONTINUED)                VALUE
  --------                                               -----
               PHARMACEUTICALS--6.0%
      600      Bristol Myers Squibb Co. ..........      $ 65,250
    2,200      Eli Lilly & Company ...............       160,600
    2,500      Merck & Co., Inc. .................       198,125
      800      Pfizer Inc. .......................        66,300
    1,900      Warner-Lambert Co. ................       142,500
                                                       ---------

                                                         632,775
                                                       ---------

               POLLUTION CONTROL--.9%
    3,000      USA Waste Services, Inc.* .........        95,625
                                                       ---------

               RESTAURANTS & LODGING--1.5%
    1,700      Boston Chicken Inc.*+ .............        60,987
    3,000      Lone Star Steakhouse &
                 Saloon, lnc.* ...................        80,250
      700      Outback Steakhouse, Inc.* .........        18,725
                                                       ---------

                                                         159,962
                                                       ---------

               RETAILING--3.3%
      900      Borders Group Inc.* ...............        32,288
    1,000      Dollar General Corp. ..............        32,000
      500      Gucci Group N.V. ..................        31,938
    2,500      Home Depot, lnc.+ .................       125,312
    1,000      Nine West Group Inc.* .............        46,375
    7,500      OfficeMax, Inc.* ..................        79,687
                                                       ---------

                                                         347,600
                                                       ---------

               SEMICONDUCTORS--5.5%
    4,000      Adaptec, Inc.* ....................       160,000
    1,800      Altera Corporation* ...............       130,838
    1,600      Intel Corp. .......................       209,501
    2,100      Xilinx, Inc.* .....................        77,306
                                                       ---------

                                                         577,645
                                                       ---------

               MISCELLANEOUS--2.0%
    1,900      Loewen Group Inc. .................        74,338
    5,000      Service Corp. International .......       140,000
                                                       ---------

                                                         214,338
                                                       ---------

               TOTAL COMMON STOCKS
                 (COST $5,148,472) ...............     5,966,327
                                                       ---------

               PREFERRED STOCK--.4%
               COMMUNICATIONS
      700      Nokia Corporation, ADR
                 (Cost $33,021) ..................        40,338


  PRINCIPAL
   AMOUNT      CORPORATE BONDS--9.0%                      VALUE
  --------                                               -----

               AUTOMOTIVE--4.2%
$ 200,000      Ford Motor Credit Corp.,
                 9.50%, 6/1/10 ...................     $ 237,531
  200,000      General Motors Acceptance Corp.,
                 7.125%, 6/1/99 ..................       203,236
                                                       ---------

                                                         440,767
                                                       ---------

               CHEMICALS & PHARMACEUTICALS--2.0%
  200,000      WMX Technologies Corp.,
                 8.25%, 11/15/99 .................       209,274
                                                       ---------

               ELECTRIC UTILITIES--.9%
  100,000      Cincinnati Gas & Electric Co.,
                 7.20%, 10/01/23 .................        95,500
                                                       ---------

               FINANCIAL SERVICES--.9%
  100,000      Bank America Corp.,
                 7.125%, 05/12/05 ................       100,754
                                                       ---------

               INSURANCE--1.0%
  100,000      Travelers Inc.,
                 7.75%, 06/15/99 .................       102,602
                                                       ---------

               TOTAL CORPORATE BONDS
                 (COST $984,355) .................       948,897
                                                       ---------

               U.S. GOVERNMENT AND AGENCY
                 OBLIGATIONS--13.7%
  200,000      U.S. Treasury Notes,
                 5.625%, 11/30/98 ................       199,094
  200,000      U.S. Treasury Notes,
                 7.50%, 10/31/99 .................       207,438
  200,000      U.S. Treasury Notes,
                 5.875%,11/30/01 .................       197,094
  200,000      U.S. Treasury Bonds,
                 7.625%, 11/15/22 ................       220,782
  200,000      Federal Home Loan Mortgage Corp.,
                 8.20%, 1/16/98 ..................       200,698
  200,000      Federal National Mortgage
                 Association, 7.60%, 4/14/04 .....       199,468
  200,000      Federal National Mortgage
                  Association, 8.50%, 2/01/05 ....       210,434
                                                       ---------

               TOTAL U.S. GOVERNMENT & AGENCY
                 OBLIGATIONS (COST $1,389,688) ...     1,435,008
                                                       ---------

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)
--------------------------------------------------------------------------------



  PRINCIPAL
   AMOUNT       SHORT-TERM INVESTMENTS--20.4%            VALUE
  --------                                               -----
               SHORT-TERM CORPORATE NOTES--12.4%
 $500,000      Countrywide Funding Corp.,
                 5.95%, 1/14/97 ..................     $ 498,926
  300,000      Dynamic Funding Corp., Series A,
                 6.08%, 1/03/97 ..................       299,899
  500,000      Ford Motor Credit Corp.,
                 5.88%, 1/02/97 ..................       499,917
                                                       ---------

               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $1,298,742) ...............     1,298,742
                                                       ---------



               SHORT-TERM U.S. GOVERNMENT
                 OBLIGATIONS--4.7%
  250,000      U.S. Treasury Bills, 4.86%, 3/20/97       247,862
  250,000      U.S. Treasury Bills, 5.04%, 6/19/97       244,528
                                                       ---------

               TOTAL SHORT-TERM U.S. GOVERNMENT
                 OBLIGATIONS (COST $491,452) .....       492,390
                                                       ---------



               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--3.3%
               Securities Held Under Repurchase
                 Agreements, 6.50%-6.625%, 1/2/97,
                 with Bear, Stearns & Co. Inc., dtd
                 12/31/96, repurchase price $342,157;
                 collateralized  by U.S. Treasury
                 Strips (par value $1,290,000
                 due 2/15/16) ....................       342,033
                                                       ---------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $2,132,227) ...............     2,133,165
                                                       ---------

TOTAL INVESTMENTS
  (COST $9,687,763)(A) ................. 100.4%       10,523,735

Liabilities in Excess of Other Assets ..   (.4)          (38,051)
                                         -----       -----------
NET ASSETS ............................. 100.0%      $10,485,684
                                         =====       ===========

  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $9,687,763 amounted to $835,972 which consisted of aggregate gross unrealized appreciation of $1,036,598 and aggregate gross unrealized depreciation of $200,626.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN BALANCED PORTFOLIO (I)
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE YEAR

------------------------------------------------------------------------------------------------------------------------


                                                                               YEAR ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------
                                                         1996           1995          1994        1993         1992
------------------------------------------------------------------------------------------------------------------------

   Net asset value, beginning of year                   $ 13.64       $  10.80       $  11.58     $ 10.77      $ 10.02
------------------------------------------------------------------------------------------------------------------------
   Net investment income                                   0.21(ii)       0.33(ii)       0.20        0.15         0.22
   Net realized and unrealized gain
     (loss) on investments                                 1.01           2.73          (0.70)       0.69         0.72
------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                    1.22           3.06          (0.50)       0.84         0.94
------------------------------------------------------------------------------------------------------------------------
   Dividends from net investment income                   (0.73)         (0.22)         (0.13)      (0.03)       (0.19)
   Distributions from net realized gains                  (4.89)            --          (0.15)         --           --
------------------------------------------------------------------------------------------------------------------------
       Total Distributions                                (5.62)         (0.22)         (0.28)      (0.03)       (0.19)
------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of year                         $  9.24       $  13.64       $  10.80     $ 11.58      $ 10.77
========================================================================================================================
   Total Return                                           10.17%         28.62%         (4.27%)      7.79%        9.48%
========================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of year (000's omitted)            $10,486       $  3,671       $ 10,394     $ 7,848      $ 4,009
========================================================================================================================
     Ratio of expenses to average net
       assets                                              1.14%          1.00%          1.08%       1.25%        1.25%
========================================================================================================================
     Decrease reflected in above expense
       ratios due to expense
       reimbursements                                        --             --             --        0.19%        0.42%
========================================================================================================================
     Ratio of net investment income to
       average net assets                                  2.06%          2.49%          2.30%       2.05%        1.99%
========================================================================================================================
     Portfolio Turnover Rate                              68.66%        113.02%         78.80%      85.46%       15.27%
========================================================================================================================
     Average Commission Rate Paid                       $ .0712
=====================================================================
(i)  Prior to October 1, 1992, the American Balanced Portfolio was the American
     Fixed Income Portfolio.
(ii) Amount was computed based on average shares outstanding during the year.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996


--------------------------------------------------------------------------------

   SHARES                                                VALUE
   ------                                                -----


               AEROSPACE--3.3%
   50,000      Greenwich Air Services Inc. CI. A ....$ 1,125,000
  179,000      Gulfstream Aerospace Corp.* ..........  4,340,750
  182,000      Sundstrand Corp. .....................  7,735,000
                                                     -----------
                                                      13,200,750
                                                     -----------
               APPAREL--1.6%
   48,500      Liz Claiborne Inc. ...................  1,873,312
   24,900      Nautica Enterprises Inc.* ............    628,725
   83,100      Tommy Hilfiger Corporation* ..........  3,988,800
                                                     -----------
                                                       6,490,837
                                                     -----------
               BIO-TECHNOLOGY--1.0%
   78,400      BioChem Pharma Inc.*+ ................  3,939,600
                                                     -----------
               BROADCASTING--.6%
   65,000      Univision Communications
                Inc. CI. A. .........................  2,405,000
                                                     -----------
               BUSINESS SERVICES--1.6%
   84,500      Cintas Corp. .........................  4,964,375
   31,000      G & K Services Inc. Cl. A. ...........  1,170,250
                                                     -----------
                                                       6,134,625
                                                     -----------
               COMMUNICATIONS--3.7%
  103,100      LCI International Inc.* ..............  2,216,650
  210,800      Qualcomm Inc.* .......................  8,405,650
  156,100      WorldCom Inc.* .......................  4,068,434
                                                     -----------
                                                      14,690,734
                                                     -----------
               COMMUNICATIONS EQUIPMENT--5.8%
   66,600      Ascend Communications, lnc.* .........  4,137,525
   60,000      Cascade Communications Corp.* ........  3,307,500
   56,100      Cisco Systems, Inc.* .................  3,569,363
  111,075      Glenayre Technologies Inc.* ..........  2,395,110
   43,200      Pairgain Technologies Inc.* ..........  1,314,922
  149,000      PictureTel Corp.* ....................  3,874,000
  109,000      Tellabs, Inc.* .......................  4,101,125
                                                      ----------
                                                      22,699,545
                                                      ----------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--3.0%
   66,000      Cable Design Technologies Corp.* .....  2,054,250
  110,000      Ingram Micro Inc. Cl. A* .............  2,530,000
  101,000      3 Com Corp.* .........................  7,410,875
                                                      ----------
                                                      11,995,125
                                                      ----------
               COMPUTER SERVICES--.5%
   54,600      Cambridge Technology Partners Inc.* ..  1,832,540
                                                      ----------
               COMPUTER SOFTWARE--7.7%
   99,900      Compuware Corp.* .....................  5,007,488
   46,500      Electronics For lmaging Inc.* ........  3,824,625
   28,900      HBO & Company ........................  1,715,938
  269,200      Informix Corporation* ................  5,484,950
   96,400      Learning Company Inc. (The)*+ ........  1,385,750
   87,500      Medic Computer Systems, lnc.* ........  3,527,388
  103,000      Parametric Technology Corporation* ...  5,291,625
  203,000      Structural Dynamics Research Corp.* ..  4,060,000
                                                      ----------
                                                      30,297,764
                                                      ----------
               COMPUTER TECHNOLOGY--1.3%
   67,000      Citrix Systems, Inc.* ................  2,617,221
   72,500      Sterling Commerce, lnc.* .............  2,555,625
                                                      ----------
                                                       5,172,846
                                                      ----------
               CONGLOMERATE--.5%
   40,500      Tyco International Ltd. ..............  2,141,438
                                                      ----------
               CONSUMER PRODUCTS--1.7%
  218,250      CUC International Inc.* ..............  5,183,437
   29,000      Herman Miller Inc. ...................  1,642,125
                                                      ----------
                                                       6,825,562
                                                      ----------
               ENERGY SERVICES--.7%
   59,000      Smith International Inc. .............  2,647,625
                                                      ----------

               FINANCIAL SERVICES--8.5%
  125,300      Equifax Inc. .......................... 3,837,313
  111,012      First Data Corporation+ ............... 4,051,938
  126,400      Green Tree Financial Corp. ............ 4,882,200
   84,800      Leasing Solutions Inc.* ............... 2,183,600
   45,500      MBNA Corp. ............................ 1,888,250
  303,500      Money Store Inc. (The)+ ............... 8,384,188
  137,700      Schwab (Charles) Corporation (The)+ ... 4,406,400
   91,400      SunAmerica Inc. ....................... 4,055,875
                                                      ----------
                                                      33,689,764
                                                      ----------

               FOOD CHAINS--1.1%
  103,000      Safeway Inc.*+ .......................  4,403,250
                                                      ----------
               HEALTH CARE--.5%
   41,500      Access Health, Inc.* .................  1,857,125
                                                      ----------


               INSURANCE--1.5%
   54,000      MGIC Investment Corp.+ ...............  4,104,000
   43,000      Travelers/Aetna Property Casualty Corp.
                 Cl. A ..............................  1,521,125
                                                      ----------
                                                       5,625,125
                                                      ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)


--------------------------------------------------------------------------------
   SHARES      COMMON STOCKS (CONTINUED)                 VALUE
   ------                                                -----
               LEISURE & ENTERTAINMENT--3.2%
  457,300      International Game Technology ....... $ 8,345,725
  203,000      Mirage Resorts, Incorporated* .......   4,389,875
                                                     -----------
                                                      12,735,600
                                                     -----------
               MACHINERY--.6%
   43,000      Case Corp. ..........................   2,343,500
                                                     -----------
               MANUFACTURING--1.0%
  142,500      American Power Conversion Corp.* ....   3,883,125
                                                     -----------
                MEDICAL DEVICES--3.2%
   64,000      Boston Scientific Corp.* ............   3,840,000
   25,000      Hologic, Inc.* ......................     618,750
   45,000      IDEXX Laboratories Inc.* ............   1,620,000
   31,800      Mentor Corp. ........................     938,100
   54,000      STERIS Corp.* .......................   2,349,000
   80,600      Target Therapeutics, Inc.* ..........   3,385,200
                                                     -----------
                                                      12,751,050
                                                     -----------
               MEDICAL SERVICES--1.1%
  155,000      PhyCor, Inc.* .......................   4,398,125
                                                     -----------
               METALS--1.0%
  120,000      Titanium Metals Corporation*+ .......   3,945,000
                                                     -----------
               OIL & GAS--3.9%
   79,000      B.J. Services Corp.*+ ...............   4,029,000
  145,100      Global Marine Inc.* .................   2,992,687
   90,900      Halliburton Co. .....................   5,476,725
   65,100      Tidewater Inc. ......................   2,945,775
                                                     -----------
                                                      15,444,187
                                                     -----------
               PAPER & PACKAGING
                 & FOREST PRODUCTS--1.3%
  120,000      Sealed Air Corp.*+ ..................   4,995,000
                                                     -----------
               POLLUTION CONTROL--4.7%
  274,600      USA Waste Services, Inc.*+ ..........   8,752,875
  116,000      U.S. Filter Corp.*+ .................   3,683,000
  182,600      United Waste Systems, Inc.* .........   6,276,875
                                                     -----------
                                                       18,712,750
               RESTAURANTS &
                 LODGING--4.6%
  189,400      Boston Chicken Inc.*+ ...............   6,794,725
   95,300      Landry's Seafood Restaurants, lnc.* .   2,037,037
  243,300      Lone Star Steakhouse & Saloon, lnc.*+   6,508,275
  110,800      Outback Steakhouse, Inc.* ...........   2,963,900
                                                     -----------
                                                      18,303,937
                                                     -----------
               RETAILING--10.5%
  218,700      Dollar General Corp. ................   6,998,400
  113,900      Gucci Group N.V. ....................   7,275,362
   17,000      Neiman Marcus Group, Inc. (The)* ....     433,500
  116,100      Nine West Group Inc.* ...............   5,384,137
  495,300      OfficeMax, Inc.* ....................   5,262,563
  119,800      PetsMart Inc.*+ .....................   2,620,625
   76,600      Rite Aid Corp. ......................   3,044,850
  212,200      Sports Authority Inc. (The)*+ .......   4,615,350
   84,800      TJX Companies, Inc. .................   4,017,400
   47,000      Tiffany & Co. .......................   1,721,375
                                                     -----------
                                                      41,373,562
                                                     -----------
               SEMICONDUCTORS--9.1%
  268,700      Adaptec, Inc.* ......................  10,748,000
  147,400      Altera Corporation* .................  10,714,210
   47,800      Linear Technology Corporation .......   2,097,225
   43,600      Maxim Integrated Products, lnc.* ....   1,885,700
   39,400      Microchip Technology Incorporated* ..   2,004,475
  150,000      S3 Incorporated* ....................   2,437,500
  159,200      Xilinx, Inc.* .......................   5,860,630
                                                     -----------
                                                      35,747,740
                                                     -----------
               TRANSPORTATION--.6%
   76,000      Coach USA Inc.* .....................   2,204,000
                                                     -----------
               MISCELLANEOUS--4.3%
  220,800      Loewen Group Inc. ...................   8,638,800
  298,000      Service Corp International ..........   8,344,000
                                                     -----------
                                                      16,982,800
                                                     -----------
               Total Common Stocks
                 (Cost $322,117,641) ............... 369,869,631
                                                     -----------

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)


--------------------------------------------------------------------------------
   SHARES                                                VALUE
  --------                                               -----
               PREFERRED STOCK--1.5%
               COMMUNICATIONS
  105,800      Nokia Corporation, ADR
                 (Cost $5,108,232) ................. $ 6,096,725
                                                     -----------
  PRINCIPAL
   AMOUNT      SHORT-TERM INVESTMENTS--4.6%
  --------
               SHORT-TERM CORPORATE NOTES--3.3%
$5,000,000     Countrywide Funding Corp.,
                 5.95%, 1/14/ 97 ...................   4,989,257
 8,000,000     Dynamic Funding Corp., Series A,
                 6.08%, 1/03/ 97 ...................   7,997,298
                                                     -----------
               TOTAL SHORT-TERM CORPORATE NOTES
                 (COST $12,986,555) ................  12,986,555
                                                     -----------

               SECURITIES HELD UNDER
                 REPURCHASE AGREEMENTS--1.3%
               Securities Held Under Repurchase
                 Agreements, 6.50%,
                 1/2/97, with Bear, Stearns & Co. Inc.,
                 dtd 12/31/96, repurchase price
                 $5,302,050; collateralized by
                   U.S. Treasury Strips (par value
                 $19,865,000 due 2/15/16) ..........   5,300,136
                                                     -----------

               TOTAL SHORT-TERM INVESTMENTS
                 (COST $18,286,691) ................  18,286,691
                                                     -----------

TOTAL INVESTMENTS
  (COST $345,512,564)(a) ...............  99.8%      394,253,047

Other Assets in Excess of Liabilities ..    .2           593,687
                                         -----      ------------
NET ASSETS ............................. 100.0%     $394,846,734
                                         =====      ============
--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $345,512,564, amounted to $48,740,483 which consisted of aggregate gross unrealized appreciation of $59,552,909 and aggregate gross unrealized depreciation of $10,812,426.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
FINANCIAL HIGHLIGHTS


FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------


                                                                                                                 FROM MAY 3, 1993
                                                                       YEAR ENDED DECEMBER 31,                   (COMMENCEMENT OF
                                                         -----------------------------------------------           OPERATIONS) TO
                                                           1996               1995                1994         DECEMBER 31, 1993(i)
                                                                                                               --------------------

-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                  $ 19.44           $ 13.46              $ 13.72               $ 10.00
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment income (loss)                             0.03             (0.03)                0.00(ii)             (0.02)
   Net realized and unrealized gain (loss) on investments   2.29              6.01                (0.21)                 3.88
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                     2.32              5.98                (0.21)                 3.86
   Distributions from net realized gains                   (0.41)               --                (0.05)                (0.14)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                        $ 21.35           $ 19.44              $ 13.46               $ 13.72
===================================================================================================================================
   Total Return                                            11.90%            44.45%               (1.54%)               38.67%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)          $394,847          $185,349              $62,178               $21,301
===================================================================================================================================
     Ratio of expenses to average net assets                0.84%             0.90%                0.97%                 1.50%
===================================================================================================================================
     Decrease reflected in above expense ratio
       due to expense reimbursements                          --                --                   --                  0.03%
===================================================================================================================================
     Ratio of net investment income (loss) to average
       net assets                                           0.08%            (0.25%)               0.03%                (0.58%)
===================================================================================================================================
     Portfolio Turnover Rate                               90.97%           104.74%               83.96%                67.22%
===================================================================================================================================
     Average Commission Rate Paid                        $ .0663
=======================================================================


 (i) Ratios have been annualized; total return has not been annualized.
(ii) Amount was computed based on average shares outstanding during the period.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996


--------------------------------------------------------------------------------

 Shares        COMMON STOCKS--96.8%                       Value
 ------                                                   -----
               AEROSPACE--5.3%
   8,800       Boeing Company (The) .................  $ 936,100
   6,500       Gulfstream Aerospace Corp.* ..........    157,625
  10,000       Sundstrand Corp. .....................    425,000
   5,100       United Technologies Corp. ............    336,600
                                                      ----------
                                                       1,855,325
                                                      ----------
               APPAREL--.4%
   1,600       Nautica Enterprises Inc.* ............     40,400
   2,000       Tommy Hilfiger Corporation* ..........     96,000
                                                      ----------
                                                         136,400
                                                      ----------

               BIO-TECHNOLOGY--1.7%
   2,500       Amgen Inc.* ..........................    135,938
   6,100       BioChem Pharma Inc.*+ ................    306,525
  12,000       CellPro Incorporated* ................    150,000
                                                      ----------
                                                         592,463
                                                      ----------
                BUSINESS SERVICES--1.2%
   9,900       Saville Systems PLC ADR* .............    402,188
                                                      ----------
               CHEMICALS--2.1%
  18,500       Monsanto Co. .........................    719,188
                                                      ----------
               COMMUNICATIONS--2.6%
  14,500       LCI International Inc.* ..............    311,750
   2,700       Lucent Technologies Inc. .............    124,875
   3,700       Qualcomm Inc.* .......................    147,538
  13,700       WorldCom Inc.* .......................    357,063
                                                      ----------
                                                         941,226
                                                      ----------
               COMMUNICATIONS EQUIPMENT--12.5%
  16,100       Ascend Communications, lnc.* .........  1,000,212
   7,000       Cascade Communications Corp.* ........    385,875
  16,000       Cisco Systems, Inc.* .................  1,018,000
   7,775       Glenayre Technologies Inc* ...........    167,652
  14,000       Pairgain Technologies Inc.* ..........    426,132
   9,600       PictureTel Corp.* ....................    249,600
  28,600       Tellabs, Inc.* .......................  1,076,075
                                                      ----------
                                                       4,323,546
                                                      ----------
               COMPUTER RELATED &
                 BUSINESS EQUIPMENT--4.9%
   4,200       Hewlett-Packard Company ..............    211,050
  14,800       Sun Microsystems Inc.* ...............    380,182
  15,200       3 Com Corp.* .........................  1,115,300
                                                      ----------
                                                       1,706,532
                                                      ----------
               COMPUTER SERVICES--2.3%
  10,000       FactSet Research Systems Inc.* .......    210,000
  11,800       Paychex, Inc. ........................    606,968
                                                      ----------
                                                         816,968
                                                      ----------
               COMPUTER SOFTWARE--11.7%
   2,600       Computer Associates
                 International Inc.* ................    129,350
  10,000       Compuware Corp.* .....................    501,250
   8,700       Electronics For Imaging Inc.* ........    715,575
   9,900       HBO & Company ........................    587,813
  23,900       Informix Corporation* ................    486,963
   9,900       Learning Company Inc. (The)* .........    142,313
   6,000       Medic Computer Systems, lnc.* ........    241,878
   8,200       Microsoft Corporation* ...............    677,525
   5,000       Parametric Technology Corporation* ...    256,875
  18,100       Structural Dynamics Research Corp.* ..    362,000
                                                      ----------
                                                       4,101,542
                                                      ----------
               COMPUTER TECHNOLOGY--1.9%
   8,000       Citrix Systems, Inc.* ................    312,504
  10,300       Sterling Commerce, lnc.* .............    363,075
                                                      ----------
                                                         675,579
                                                      ----------
               CONSUMER PRODUCTS--2.0%
   3,200       Colgate Palmolive Co. ................    295,200
   7,000       Nike, Inc. Cl. B .....................    418,250
                                                      ----------
                                                         713,450
                                                      ----------
               DEFENSE--.9%
   3,500       Lockheed Martin Corp. ................    320,250
                                                      ----------
               ENERGY & ENERGY SERVICES--1.4%
   4,800       Schlumberger Ltd. ....................    479,400
                                                      ----------














               FINANCIAL SERVICES--8.3%
   7,600       Chase Manhattan Corp. ................    678,300
   7,000       Citicorp .............................    721,000
  18,000       First Data Corporation+ ..............    657,000
   3,000       Green Tree Financial Corp. ...........    115,875
  14,600       Money Store Inc. (The)+ ..............    403,325
  10,000       Schwab (Charles) Corporation (The)+ ..    320,000
                                                      ----------
                                                       2,895,500
                                                      ----------
               FOOD CHAINS--.4%
   3,500       Safeway Inc.*+ .......................    149,625
                                                      ----------
               INSURANCE--2.2%
   7,000       American International Group Inc. ....    757,750
                                                      ----------
               LEISURE & ENTERTAINMENT--1.9%
  24,000       International Game Technology ........    438,000
  10,800       Mirage Resorts, Incorporated* ........    233,550
                                                      ----------
                                                         671,550
                                                      ----------
               MEDICAL DEVICES--3.5%
   8,700       ESC Medical Systems Ltd. .............    221,850
  13,200       Hologic, Inc.* .......................    326,700
   1,000       Intercardia, Inc.* ...................     21,500
   8,000       Medtronic, Inc. ......................    544,000
   2,700       Target Therapeutics, Inc.* ...........    113,400
                                                      ----------
                                                       1,227,450
                                                      ----------

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
SCHEDULE OF INVESTMENTS--DECEMBER 31, 1996 (CONT'D)


--------------------------------------------------------------------------------
 SHARES        COMMON STOCKS (CONTINUED)                 VALUE
 ------                                                  -----
               MEDICAL SERVICES--2.4%
   5,600       Lincare Holdings Inc.* ................ $ 229,600
  11,000       PhyCor, Inc.*+ ........................   312,125
   4,300       Quintiles Transnational Corp.* ........   284,875
                                                      ----------
                                                         826,600
                                                      ----------
               METALS--.5%
   5,000       Titanium Metals Corporation* ..........   164,375
                                                      ----------
               OIL & GAS--.9%
   1,800       Halliburton Co. .......................   108,450
   4,800       Tidewater Inc. ........................   217,200
                                                      ----------
                                                         325,650
                                                      ----------
               PHARMACEUTICALS--6.2%
   1,500       Bristol Myers Squibb Co. ..............   163,125
   9,000       Eli Lilly & Company ...................   657,000
   6,200       Merck & Co., Inc. .....................   491,350
   3,600       Pfizer Inc. ...........................   298,350
   7,500       Warner-Lambert & Co. ..................   562,500
                                                      ----------
                                                       2,172,325
                                                      ----------
               POLLUTION CONTROL--1.2%
  10,000       USA Waste Services, Inc.* .............   318,750
   3,200       United Waste Systems, Inc.* ...........   110,000
                                                      ----------
                                                         428,750
                                                      ----------
               RESTAURANTS & LODGING--.6%
   7,900       Lone Star Steakhouse & Saloon Inc.* ...   211,325
                                                      ----------
               RETAILING--7.2%
  10,500       Dollar General Corp. ..................   336,000
  10,400       Gucci Group N.V. ......................   664,300
   7,500       Home Depot, lnc.+ .....................   375,937
   9,700       Nine West Group Inc.* .................   449,837
  17,000       Sports Authority Inc. (The)* ..........   369,750
   6,500       TJX Companies, Inc. ...................   307,938
                                                      ----------
                                                       2,503,762
                                                      ----------
               SEMICONDUCTORS--7.8%
  19,200       Adaptec, Inc.* ........................   768,000
  12,900       Altera Corporation* ...................   937,675
   1,600       Intel Corp. ...........................   209,501
   4,300       Linear Technology Corporation .........   188,662
   6,600       Maxim Integrated Products, lnc.* ......   285,450
   9,000       Xilinx, Inc.* .........................   331,317
                                                      ----------
                                                       2,720,605
                                                      ----------
               MISCELLANEOUS--2.8%
  14,500       Loewen Group Inc. .....................   567,312
  14,000       Service Corp. International ...........   392,000
                                                      ----------
                                                         959,312
                                                      ----------
               TOTAL COMMON STOCKS
                 (COST $31,404,661) ..................33,798,636
                                                      ----------
               PREFERRED STOCK--.6%
               COMMUNICATIONS
   3,700       Nokia Corporation, ADR
                 (COST $174,550) .....................   213,213
                                                      ----------

               SHORT TERM INVESTMENTS--4.0%

               SECURITIES HELD
                 UNDER REPURCHASE
                 AGREEMENTS
               Securities Held Under Repurchase
                 Agreements, 6.50%-6.625%, 1/2/97,
                 with Bear, Stearns & Co. Inc., dtd
                 12/31/96, repurchase price
                 $1,398,650; collateralized by
                 U.S. Treasury Strips (par
                 value $1,530,000 due 2/15/98)
                 (COST $1,398,139) ................... 1,398,139
                                                     -----------

TOTAL INVESTMENTS
  (COST $32,977,350)(A) ................ 101.4%       35,409,988

Liabilities in Excess Of Other Assets ..  (1.4)         (484,718)
                                         -----       -----------
NET ASSETS ............................. 100.0%      $34,925,270
                                         =====       ===========


--------------------------------------------------------------------------------
  * Non-income producing security.
  + Securities partially or fully on loan.
(a) At December 31, 1996, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $32,977,350, amounted to $2,432,638 which consisted of aggregate gross unrealized appreciation of $3,746,272 and aggregate gross unrealized depreciation of $1,313,634.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
--------------------------------------------------------------------------------

                                                                                                              FROM JANUARY 25, 1995
                                                                                               YEAR ENDED       (COMMENCEMENT OF
                                                                                               DECEMBER 31,      OPERATIONS) TO
                                                                                                  1996         DECEMBER 31, 1995(I)
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, beginning of period                                                          $ 17.43             $  10.00
-----------------------------------------------------------------------------------------------------------------------------------
   Net investment (loss)                                                                           (0.03)(ii)           (0.03)
   Net realized and unrealized gain (loss) on investments                                           2.14                 7.46
-----------------------------------------------------------------------------------------------------------------------------------
       Total from investment operations                                                             2.11                 7.43
   Distribution from net realized gains                                                            (0.18)                  --
-----------------------------------------------------------------------------------------------------------------------------------
   Net asset value, end of period                                                                $ 19.36             $  17.43
===================================================================================================================================
   Total Return                                                                                    12.04%               74.30%
===================================================================================================================================
   Ratios and Supplemental Data:
     Net assets, end of period (000's omitted)                                                   $34,925             $  5,497
===================================================================================================================================
     Ratio of expenses excluding interest to average net assets                                     1.06%                1.50%
===================================================================================================================================
     Ratio of expenses including interest to average net assets                                     1.09%                1.56%
===================================================================================================================================
     Decrease reflected in above expense ratios
       due to expense reimbursements                                                                  --                 2.36%
===================================================================================================================================
     Ratio of net investment (loss) to average net assets                                          (0.15%)              (0.71%)
===================================================================================================================================
     Portfolio Turnover Rate                                                                      102.10%              178.23%
===================================================================================================================================
   Amount of debt outstanding at end of period                                                        --                    --
===================================================================================================================================
   Average amount of debt outstanding during the period                                          $76,079             $  8,122
===================================================================================================================================
   Average daily number of shares outstanding during the period                                1,107,187               75,460
===================================================================================================================================
   Average amount of debt per share during the period                                            $   .07             $   0.11
===================================================================================================================================
   Average Commission Rate Paid                                                                  $ .0682
================================================================================================================
   (i)Ratios have been annualized; total return has not been annualized.
  (ii)Amount was computed based on average shares outstanding during the period.

                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF ASSETS AND LIABILITIES


DECEMBER 31, 1996
--------------------------------------------------------------------------------

                                                           AMERICAN        AMERICAN
                                                             SMALL          INCOME                        AMERICAN       AMERICAN
                                           AMERICAN       CAPITALIZA-         AND           AMERICAN       MIDCAP        LEVERAGED
                                            GROWTH           TION           GROWTH          BALANCED       GROWTH         ALLCAP
                                           PORTFOLIO       PORTFOLIO       PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
----------------------------------------------------------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value
    (identified cost*)--see accompany-
    ing schedules of investments        $1,024,844,901   $1,468,783,069    $21,466,121    $10,523,735   $394,253,047   $35,409,988
  Receivable for investment securities
    sold                                    11,532,925       10,730,639             --         63,837      4,422,652       118,367
  Receivable for shares of beneficial
    interest sold                            6,171,974          686,631         52,160         20,698        741,882       346,855
  Interest and dividends receivable            568,180          274,594         14,938         40,014         53,395         9,199
  Other assets                                  16,876           28,519             --            303          8,168           458
----------------------------------------------------------------------------------------------------------------------------------
      Total Assets                       1,043,134,856    1,480,503,452     21,533,219     10,648,587    399,479,144    35,884,867
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Payable for securities loaned             32,470,434               --        600,436         66,334             --       914,436
  Payable for investment securities
    purchased                               18,661,927        2,595,909             --         74,638      3,761,381            --
  Payable for shares of beneficial
    interest redeemed                          253,478        7,201,135          1,934          6,295        556,311         1,097
  Accrued investment management fees           648,454        1,080,267         11,151          6,794        278,783        25,571
  Accrued expenses                              72,195          107,672          9,458          8,842         35,935        18,493
----------------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                     52,106,488       10,984,983        622,979        162,903      4,632,410       959,597
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                               $ 991,028,368   $1,469,518,469    $20,910,240    $10,485,684   $394,846,734   $34,925,270
==================================================================================================================================
Net Assets Consist of:
  Paid-in capital                         $853,061,438   $1,226,865,358    $16,599,760     $9,293,064   $340,402,368   $33,283,516
  Undistributed net investment
    income (accumulated loss)                3,745,616       (5,560,628)       150,862        147,959        (62,882)      (40,367)
  Undistributed net realized gain
    (accumulated loss)                       5,264,954       47,177,150      1,156,790        208,689      5,766,765      (750,517)
  Net unrealized appreciation              128,956,360      201,036,589      3,002,828        835,972     48,740,483     2,432,638
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                $991,028,368   $1,469,518,469    $20,910,240    $10,485,684   $394,846,734   $34,925,270
==================================================================================================================================
Shares of beneficial interest
  outstanding--Note 6                       28,868,474       35,924,690      2,482,483      1,134,492     18,494,256     1,803,878
==================================================================================================================================
  NET ASSET VALUE PER SHARE               $      34.33   $        40.91    $      8.42    $      9.24   $      21.35   $     19.36
==================================================================================================================================
   *Identified cost                       $895,888,541   $1,267,746,480    $18,463,293    $9,687,763    $345,512,564   $32,977,350
==================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                              AMERICAN        AMERICAN
                                                                SMALL          INCOME                         AMERICAN    AMERICAN
                                               AMERICAN      CAPITALIZA-         AND          AMERICAN         MIDCAP     LEVERAGED
                                                GROWTH          TION           GROWTH         BALANCED         GROWTH      ALLCAP
                                               PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO   PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Income:
    Interest                                  $ 5,084,368   $ 8,662,712     $  106,242      $210,102    $2,103,965     $ 116,532
    Dividends                                   4,541,995     1,218,045        154,109        28,016       596,804        79,611
-----------------------------------------------------------------------------------------------------------------------------------
      Total Income                              9,626,363     9,880,757        260,351       238,118     2,700,769       196,143
-----------------------------------------------------------------------------------------------------------------------------------
  Expenses:
    Management fees-- Note 3(a)                 5,604,710    10,617,051         92,934        55,775     2,330,374       177,612
    Interest expense                                   --            --             --            --            --         6,433
    Custodian fees                                183,801       324,785         13,791        16,263        86,704        25,179
    Transfer Agent fees                             2,500         2,500          2,500         2,500         2,500         2,500
    Professional fees                              26,498        26,498          2,093         2,727        13,165         4,355
    Trustees' fees                                  4,000         4,000          4,000         4,000         4,000         4,000
    Miscellaneous                                  47,579        77,071          5,078         3,400        22,127         8,366
-----------------------------------------------------------------------------------------------------------------------------------
      Total Expenses                            5,869,088    11,051,905        120,396        84,665     2,458,870       228,445
-----------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
  (Loss)                                        3,757,275    (1,171,148)       139,955       153,453       241,899       (32,302)
-----------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investments    10,026,741    74,215,000      1,169,219       215,191     9,953,972      (496,035)
    Net change in unrealized appreciation
      (depreciation) on investments            75,821,385   (40,231,403)     1,638,507       327,089    17,131,537     2,028,927
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
        on investments                         85,848,126    33,983,597      2,807,726       542,280    27,085,509     1,532,892
-----------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET
  ASSETS RESULTING FROM
  OPERATIONS                                  $89,605,401   $32,812,449     $2,947,681      $695,733   $27,327,408    $1,500,590
===================================================================================================================================




                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
ALGER AMERICAN LEVERAGED ALLCAP PORTFOLIO
STATEMENT OF CASH FLOWS




FOR THE YEAR ENDED DECEMBER 31, 1996
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
   Increase (decrease) in cash
   Cash flows from operating activities:
     Interest received                                                                                   $    116,197
     Dividends received                                                                                        72,865
     Operating expenses paid                                                                                 (193,711)
     Disposition (purchase) of short-term securities, net                                                    (185,661)
     Purchase of portfolio securities                                                                     (47,681,604)
     Proceeds from disposition of portfolio securities                                                     19,447,087
     Other                                                                                                       (446)
----------------------------------------------------------------------------------------------------------------------

         Net cash provided by (used in) operating activities                                              (28,425,273)
----------------------------------------------------------------------------------------------------------------------

   Cash flows from financing activities:
     Dividends paid                                                                                          (145,132)
     Proceeds from shares sold and dividends reinvested                                                    39,611,775
     Payments on shares redeemed                                                                          (11,767,133)
     Increase (decrease) in cash collateral received on securities loaned                                     725,763
----------------------------------------------------------------------------------------------------------------------
         Net cash provided by (used in) financing activities                                               28,425,273

   Net increase in cash                                                                                            --
   Cash--beginning of year                                                                                         --
----------------------------------------------------------------------------------------------------------------------
   Cash--end of year                                                                                     $         --
=====================================================================================================================
   RECONCILIATION  OF NET  INCREASE IN NET ASSETS TO NET CASH  PROVIDED BY (USED IN) OPERATING ACTIVITIES:
   Net increase in net assets resulting from operations                                                  $  1,500,590
   (Increase) decrease in investments                                                                     (27,415,506)
   (Increase) decrease in receivable for investments sold                                                    (118,367)
   (Increase) decrease in interest and dividends receivable                                                    (7,081)
   Increase (decrease) in payable for investments purchased                                                  (886,306)
   Net realized (gain) loss                                                                                   496,035
   Net (increase) decrease in unrealized appreciation                                                      (2,028,927)
   Increase (decrease) in accrued expenses                                                                     26,185
   Net (increase) decrease in other assets                                                                      8,104
----------------------------------------------------------------------------------------------------------------------
   Net cash provided by (used in) operating activities                                                   $(28,425,273)
=====================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1996
--------------------------------------------------------------------------------


                                                                             AMERICAN
                                                              AMERICAN        INCOME                        AMERICAN       AMERICAN
                                              AMERICAN          SMALL           AND           AMERICAN       MIDCAP        LEVERAGED
                                               GROWTH      CAPITALIZATION     GROWTH          BALANCED       GROWTH         ALLCAP
                                              PORTFOLIO       PORTFOLIO      PORTFOLIO        PORTFOLIO     PORTFOLIO      PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                $   3,757,275  $    (1,171,148) $    139,955  $    153,453  $     241,899  $    (32,302)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments        10,026,741       74,215,000     1,169,219       215,191      9,953,972      (496,035)
Net change in unrealized appreciation
  (depreciation) on investments                75,821,385      (40,231,403)    1,638,507       327,089     17,131,537     2,028,927
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                              89,605,401       32,812,449     2,947,681       695,733     27,327,408     1,500,590
Dividends to shareholders:
  Net investment income                          (460,331)              --      (229,100)     (324,679)            --            --
  Net realized gains                          (19,459,452)      (4,872,722)   (7,658,484)   (2,173,260)    (5,502,860)     (145,132)
Additional paid-in capital                             --        1,653,352            --            --             --            --
Net increase from
  shares of beneficial
  interest transactions-- Note 6              418,369,211      455,713,242    17,210,684     8,616,721    187,673,423    28,072,726
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase                            488,054,829      485,306,321    12,270,781     6,814,515    209,497,971    29,428,184
Net Assets
  Beginning of year                           502,973,539      984,212,148     8,639,459     3,671,169    185,348,763     5,497,086
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                               $ 991,028,368  $ 1,469,518,469  $ 20,910,240  $ 10,485,684  $ 394,846,734  $ 34,925,270
===================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                      $   3,745,616  $    (5,560,628) $    150,862  $    147,959  $     (62,882) $    (40,367)
===================================================================================================================================


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 1995

--------------------------------------------------------------------------------


                                                                              AMERICAN
                                                              AMERICAN         INCOME                       AMERICAN      AMERICAN
                                              AMERICAN          SMALL            AND         AMERICAN        MIDCAP       LEVERAGED
                                               GROWTH      CAPITALIZATION      GROWTH        BALANCED        GROWTH        ALLCAP
                                              PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO   PORTFOLIO(*)
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)               $     447,177  $  (3,177,269) $     229,201  $     320,176  $    (275,972) $      (8,065)
Net realized gain (loss) on investments       15,710,698     (5,203,810)    10,080,314      2,423,578      3,625,757       (109,350)
Net change in unrealized appreciation
  on investments                              42,409,681    195,831,810        678,273        354,713     26,654,319        403,711
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting
  from operations                             58,567,556    187,450,731     10,987,788      3,098,467     30,004,104        286,296
Dividends to shareholders:
  Net investment income                         (480,697)            --       (352,788)      (217,622)       (10,668)            --
  Net realized gains                          (1,703,042)            --             --             --             --             --
Net increase (decrease) from
  shares of beneficial interest
  transactions-- Note 6                      296,199,246    399,724,319    (31,130,440)    (9,604,163)    93,177,691      5,210,790
-----------------------------------------------------------------------------------------------------------------------------------
    Total increase (decrease)                352,583,063    587,175,050    (20,495,440)    (6,723,318)   123,171,127      5,497,086
Net Assets
  Beginning of year                          150,390,476    397,037,098     29,134,899     10,394,487     62,177,636             --
-----------------------------------------------------------------------------------------------------------------------------------
  End of year                              $ 502,973,539  $ 984,212,148  $   8,639,459  $   3,671,169  $ 185,348,763  $   5,497,086
===================================================================================================================================
  Undistributed net investment income
    (accumulated loss)                     $     448,672  $  (4,389,480) $     240,007  $     319,185  $    (304,781) $      (8,065)
===================================================================================================================================
(*)   Commenced operations January 25, 1995.


                       See Notes to Financial Statements.

THE ALGER AMERICAN FUND
NOTES TO FINANCIAL STATEMENTS




DECEMBER 31, 1996
--------------------------------------------------------------------------------


NOTE 1--GENERAL:
The Alger American Fund (the "Fund") is a diversified, open-end registered investment company organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts. The Fund operates as a series company currently issuing six classes of shares of beneficial interest: American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio (collectively "the Portfolios"). Shares of the Portfolios are available and are being marketed exclusively as a pooled funding vehicle for qualified retirement plans and for life insurance companies writing all types of variable annuity contracts and variable life insurance policies.


NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:
(a) INVESTMENT VALUATION: Investments of the Portfolios are valued at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open. Listed and unlisted securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and the asked price, or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

Securities for which market quotations are not readily available are valued according to procedures established by the Board of Trustees to determine fair value in good faith.

Securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

(b) SECURITY TRANSACTIONS AND INVESTMENT INCOME: Security transactions are recorded on a trade date basis. Resulting receivables and payables are carried at amounts which approximate fair value. Realized gains and losses from security transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

(c) REPURCHASE AGREEMENTS: The Portfolios enter into repurchase agreements with approved institutions, primarily U.S. Government securities dealers, and are collateralized by U.S. Government securities. Such collateral is verified by the investment manager as being either received and held in physical possession by the custodian or as having been received by such custodian in book-entry form through the Federal Reserve book-entry system. The investment manager monitors the value of the collateral at the time the repurchase agreement is entered into and on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Portfolio. Additional collateral is obtained when necessary.

(d) LENDING OF PORTFOLIO SECURITIES: The Portfolios lend their securities to financial institutions, including an affiliate of the custodian, provided that the market value of securities loaned will not at any time exceed one-third of the Portfolio's total assets. The Portfolios earn fees on the securities loaned which are included in interest income in the accompanying Statements of Operations. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the investment manager ensures that the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained at all times in an amount equal to at least 100 percent of the current market value of the loaned securities. At December 31, 1996, the value of securities loaned and collateral received thereon were as follows:

                                     VALUE OF
                                    SECURITIES        VALUE OF
                                      LOANED         COLLATERAL
                                     ---------        ---------
American Growth Portfolio......    $ 31,835,521     $ 32,470,434
American Small Capitalization
  Portfolio....................     191,128,175      194,952,709
American Income and Growth
  Portfolio....................         607,566          600,436
American Balanced Portfolio....          66,196           66,334
American MidCap Growth
  Portfolio....................      21,686,890       22,121,524
American Leveraged AllCap
  Portfolio....................         894,625          914,436

(e) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded by the Fund on the ex-dividend date.

Dividends from net investment income are declared and paid annually.

Dividends from net realized gains, offset by any loss carry forward, are declared and paid annually after the end of the fiscal year in which earned.

(f) FEDERAL INCOME TAXES: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of the taxable income of each Portfolio to its respective shareholders. Therefore, no federal income tax provision is required. Each Portfolio is treated as a separate entity for the purpose of determining such compliance. At December 31, 1996, the net capital loss carryforward of the American Leveraged AllCap Portfolio which may be used to offset future net realized gains was approximately $678,000, and expires in 2004.

(g) EXPENSES: The Fund accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them.

(h) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) Investment Management Fees: Fees incurred by each Portfolio, pursuant to the provisions of the Investment Management Agreements (the "Agreements") with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and computed based on the average daily net assets of each Portfolio at the following annual rates:


American Growth Portfolio............................      .750%
American Small Capitalization Portfolio..............      .850
American Income and Growth Portfolio.................      .625
American Balanced Portfolio..........................      .750
American MidCap Growth Portfolio.....................      .800
American Leveraged AllCap Portfolio..................      .850

The Agreements further provide that if in any fiscal year the aggregate expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, of the American Growth Portfolio exceed 1.50%; the American Small Capitalization Portfolio exceed 1.50%; the American Income and Growth Portfolio exceed 1.25%; the American Balanced Portfolio exceed 1.25%; the American MidCap Growth Portfolio exceed 1.50% and the American Leveraged AllCap Portfolio exceed 1.50% of the average daily net assets of the applicable Portfolio, Alger Management will reimburse that Portfolio for the excess expenses.

(B) BROKERAGE COMMISSIONS: During the year ended December 31, 1996, the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and the American Leveraged AllCap Portfolio paid Fred Alger & Company, Incorporated ("Alger Inc.") $1,406,836, $1,731,476, $50,688, $9,748, $561,637
and $42,363, respectively, in connection with securities transactions.

(C) TRANSFER AGENCY FEES: The Fund has entered into a transfer agency agreement with Alger Shareholder Services, Inc. ("Services"), whereby Services will act as transfer agent for the Fund for a fee of $2,500 per year, per Portfolio, plus out-of-pocket expenses.

(D) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Fund are directors and officers of Alger Management, Alger Inc. and Services. At December 31, 1996, Alger Inc. and affiliates owned 36,243 shares, 21,807 shares, 2,836 shares, 2,380 shares, 1 share, and 24,714 shares of the American Growth Portfolio, American Small Capitalization Portfolio, American Income and Growth Portfolio, American Balanced Portfolio, American MidCap Growth Portfolio and American Leveraged AllCap Portfolio, respectively.

During the year ended December 31, 1996, Alger Management contributed additional paid in capital of approximately $1,653,000 to the American Small Capitalization Portfolio for the purpose of correcting an error.

NOTE 4--SECURITIES TRANSACTIONS:
Purchases and sales of securities, other than short-term securities, for the year ended December 31, 1996, were as follows:

                                     Purchases          Sales
                                     ---------          -----
American Growth Portfolio......   $ 975,333,681    $ 548,414,442
American Small Capitalization
  Portfolio....................   1,657,330,520    1,213,617,574
American Income and Growth
  Portfolio....................      25,498,206       15,777,721
American Balanced Portfolio....       8,484,423        3,900,167
American MidCap Growth
  Portfolio....................     412,327,838      233,284,595
American Leveraged AllCap
  Portfolio....................      46,795,298       19,565,454


NOTE 5--SHORT-TERM BORROWINGS:
The American Leveraged AllCap Portfolio has a line of credit with a bank whereby it may borrow up to one-third of its assets, as defined, up to a maximum of $25,000,000. Such borrowings have a variable interest rate and are payable on demand. During the year ended December 31, 1996, the American Leveraged AllCap Portfolio had borrowings which averaged $76,079 at a weighted average interest rate of 8.32%.

NOTE 6--SHARE CAPITAL:
The Fund has an unlimited number of authorized shares of beneficial interest of $.001 par value.

During the year ended December 31, 1996, transactions of shares of beneficial interest were as follows:


                                        Shares         Amount
                                        ------         -------
American Growth
  Portfolio:
    Shares sold................      19,647,051     $642,965,537
    Dividends reinvested.......         603,264       19,919,783
                                      ---------      -----------
                                     20,250,315      662,885,320
    Shares redeemed............      (7,525,422)    (244,516,109)
                                      ---------      -----------
      Net increase.............      12,724,893     $418,369,211
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Small Capitalization
   Portfolio:
    Shares sold................      23,962,644     $986,432,069
    Dividends reinvested.......         107,827        4,872,722
                                      ---------      -----------
                                     24,070,471      991,304,791
    Shares redeemed............     (13,122,238)    (535,591,549)
                                      ---------      -----------

      Net increase.............      10,948,233     $455,713,242
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Income and Growth
   Portfolio:
    Shares sold................       1,280,083     $ 12,357,144
    Dividends reinvested.......       1,064,451        7,887,584
                                      ---------      -----------
                                      2,344,534       20,244,728
    Shares redeemed............        (347,790)      (3,034,044)
                                      ---------      -----------
      Net increase.............       1,996,744     $ 17,210,684
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Balanced
   Portfolio:
    Shares sold................         701,980     $  7,239,916
    Dividends reinvested.......         278,167        2,497,939
                                      ---------      -----------
                                        980,147        9,737,855
    Shares redeemed............        (114,847)     (1,121,134)
                                      ---------      -----------
      Net increase.............         865,300     $  8,616,721
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American MidCap Growth
   Portfolio:
    Shares sold................      16,365,480     $340,608,341
    Dividends reinvested.......         252,773        5,502,860
                                      ---------      -----------
                                     16,618,253      346,111,201
    Shares redeemed............      (7,657,192)    (158,437,778)
                                      ---------      -----------
      Net increase.............       8,961,061     $187,673,423
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Leveraged AllCap
   Portfolio:
    Shares sold................       2,109,229     $ 39,694,878
    Dividends reinvested.......           7,221          145,132
                                      ---------      -----------
                                      2,116,450       39,840,010
    Shares redeemed............        (627,954)     (11,767,284)
                                      ---------      -----------
      Net increase.............       1,488,496     $ 28,072,726
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Growth
  Portfolio:
    Shares sold................      13,397,031     $401,141,672
    Dividends reinvested.......          84,119        2,183,739
                                      ---------      -----------
                                     13,481,150      403,325,411
    Shares redeemed............      (3,839,223)    (107,126,165)
                                      ---------      -----------
      Net increase.............       9,641,927     $296,199,246
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Small Capitalization
   Portfolio:
    Shares sold................      18,702,535     $691,048,373
    Shares redeemed............      (8,263,881)    (291,324,054)
                                      ---------      -----------
      Net increase.............      10,438,654     $399,724,319
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------










American Income and Growth
   Portfolio:
    Shares sold................         887,706     $ 14,574,940
    Dividends reinvested.......          23,363          352,788
                                      ---------      -----------
                                        911,069       14,927,728
    Shares redeemed............      (2,616,215)     (46,058,168)
                                      ---------      -----------
      Net decrease.............      (1,705,146)    $(31,130,440)
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Balanced
   Portfolio:
    Shares sold................         392,582     $  4,925,776
    Dividends reinvested.......          18,568          217,622
                                      ---------      -----------
                                        411,150        5,143,398
    Shares redeemed............      (1,104,001)     (14,747,561)
                                      ---------      -----------
      Net decrease.............        (692,851)    $ (9,604,163)
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American MidCap Growth
   Portfolio:
    Shares sold................       8,606,684    $ 160,082,716
    Dividends reinvested.......             706           10,668
                                      ---------      -----------
                                      8,607,390      160,093,384
    Shares redeemed............      (3,694,620)     (66,915,693)
                                      ---------      -----------
      Net increase.............       4,912,770     $ 93,177,691
                                      =========      ===========

                                        Shares         Amount
                                        ------         -------
American Leveraged AllCap
   Portfolio:
    Shares sold................         405,310     $  6,744,547
    Shares redeemed............         (89,928)      (1,533,757)
                                      ---------      -----------
      Net increase.............         315,382     $  5,210,790
                                      =========      ===========

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS


TO THE SHAREHOLDERS AND
  BOARD OF TRUSTEES OF THE ALGER AMERICAN FUND:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Alger American Fund (a Massachusetts business trust comprising, respectively, the Alger American Growth Portfolio, Alger American Small Capitalization Portfolio, Alger American Income and Growth Portfolio, Alger American Balanced Portfolio, Alger American MidCap Growth Portfolio and Alger American Leveraged AllCap Portfolio) as of December 31, 1996, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Alger American Fund as of December 31, 1996, the results of their operations and cash flows for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.


                                                             Arthur Andersen LLP

New York, New York
January 31, 1997

APPENDIX

CORPORATE BOND RATINGS

    Bonds rated Aa by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating), they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

    Moody's Baa rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

    Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B by Moody's generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any period of time may be small.

    Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

    Bonds rated AA by Standard & Poor's Corporation ("S&P") are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With A bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions. S&P's BBB rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest-rated that qualifies for commercial bank investment. Bonds rated BB and B by S&P are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. These ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Bonds rated AAA by Fitch Investors Service, Inc. ("Fitch") are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing

APPENDIX
(continued)

of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

    Bonds rated Duff-1 are judged by Duff and Phelps, Inc. ("Duff") to be of the highest credit quality with negligible risk factors; only slightly more than U.S. Treasury debt. Bonds rated Duff-2, 3 and 4 are judged by Duff to be of high credit quality with strong protection factors. Risk is modest but may vary slightly from time to time because of economic conditions.

COMMERCIAL PAPER RATINGS

    Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1, or related supporting institutions, are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2, or related supporting institutions, are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample liquidity is maintained.

    Commercial paper ratings of S&P are current assessments of the likelihood of timely payment of debts having original maturities of no more than 365 days. Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

    The rating Fitch-1 (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

    The rating Duff-l is the highest commercial paper rating assigned by Duff. Paper rated Duff-l is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

INVESTMENT MANAGER:
Fred Alger Management, Inc.
75 Maiden Lane
New York, New York 10038
--------------------------------------------------------------------------------
DISTRIBUTOR:
Fred Alger & Company, Incorporated
30 Montgomery Street
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------

TRANSFER AGENT:
Alger Shareholder Services, Inc.
30 Montgomery Street
Box 2001
Jersey City, New Jersey 07302
--------------------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS:
Arthur Andersen LLP
1345 Avenue of the Americas
New York, New York 10105
--------------------------------------------------------------------------------

COUNSEL:
Hollyer Brady Smith Troxell Barrett
  Rockett Hines & Mone LLP
551 Fifth Avenue
New York, N.Y 10176

--------------------------------------------------------------------------------



                         THE    |
                       ALGER    |       MEETING THE CHALLENGE
                    AMERICAN    |       OF INVESTING
                        FUND    |








                 Statement      |
             of Additional      |       May 1, 1997
               Information      |


--------------------------------------------------------------------------------


                                     PART C

                                OTHER INFORMATION



Item 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (l)  Financial Statements included in Part A:

                          Condensed Financial Information

               (2)  Financial Statements included in Part B:

                    (i) Report of Independent Accountants;

                   (ii) Financial Statements as of December 31, 1996 and for the
                        period then ended;


          (b)  Exhibits:


Exhibit No.                   Description of Exhibit
-----------                   ----------------------

  l(a)      Agreement and Declaration of Trust (l)

  l(b) Written Consent of the Sole Trustee of the Trust amending the Agreement and Declaration of Trust (1)

  1(c) Amendment to Registrant's Agreement and Declaration of Trust to establish the Alger American Fixed Income Portfolio (3)

  l(d) Certificate of Designation relating to the Alger American MidCap Growth Portfolio (5)

  1(e) Certificate of Designation relating to the Alger American Leveraged AllCap Portfolio (6)

  2         By-laws of Registrant (l)

  3         Not applicable

Exhibit No.                   Description of Exhibit
-----------                   ----------------------

  4(a) Specimen certificate for shares of beneficial interest in the Alger American Money Market Portfolio, the Alger American Income and Growth Portfolio, the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio (2)

  4(b) Specimen certificate for shares of beneficial interest in the Alger American Fixed Income Portfolio (3)

  4(c) Specimen certificate for shares of beneficial interest in the Alger American Balanced Portfolio (4)

  4(d) Specimen certificate for shares of beneficial interest in the Alger American MidCap Growth Portfolio (5)

  4(e) Specimen certificate for shares of beneficial interest in the Alger American Leveraged AllCap Portfolio (6)

  5         Investment Management Agreements (3)

  5(a) Investment Management Agreement for the Alger American Balanced Portfolio (4)

  5(b) Investment Management Agreement for the Alger American MidCap Growth Portfolio (5)

  5(c) Investment Management Agreement for the Alger American Leveraged AllCap Portfolio (6)

  6         Distribution Agreement (3)

  7         Not applicable

  8(a)      Form of Custody Agreement (2)

  8(b) Form of Supplement to Custody Agreement relating to the Alger American Fixed Income Portfolio (3)

  9         Not applicable

  10        Opinions of Counsel (3)


  l0(a)     Opinions of Sullivan & Worcester (6)

  11        Consent of Arthur Andersen LLP

  12        Not applicable

  13(a) Purchase Agreement relative to the shares of the Alger American Money Market, Income and Growth, Small Capitalization and Growth Portfolios (2)

  13(b) Purchase Agreement relative to the shares of the Alger American Fixed Income Portfolio (3)

  13(c) Purchase Agreement relative to the shares of the Alger American MidCap Growth Portfolio (5)

  13(d) Purchase Agreement relative to the shares of the Alger American Leveraged AllCap Portfolio (6)

  14        Not applicable

  15        Not applicable

  16 Schedule for computation of performance quotations provided in the Statement of Additional Information

----------

(1) Incorporated by reference to Registrant's Registration Statement (the "Registration Statement") filed with the Securities and Exchange Commission (the "SEC") on May 6, 1988.

(2)  Incorporated  by  reference  to  Pre-Effective   Amendment  No.  2  to  the
     Registration Statement ("Pre-Effective Amendment No. 2") filed with the SEC on July 22, 1988.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement ("Post-Effective Amendment No. 1") filed with the SEC on January 23, 1989.

(4) Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement ("Post-Effective Amendment No. 5") filed with the SEC on August 3, 1992.

(5) Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement ("Post-Effective Amendment No. 7") filed with the SEC on March 5, 1993.

(6) Incorporated by reference to Post-Effective Amendment No. 9 to the Registration Statement ("Post-Effective Amendment No. 9") filed with the SEC on March 2, 1994.

Item 25.  Persons Controlled by or Under Common Control with Registrant

                    None.


Item 26.  Number of Holders of Securities

     Set forth below is information regarding the number of record holders of each class of Registrant's securities as of April 4, 1997.



               Title or Class                        Number of Record Holders
               --------------                        ------------------------


     Alger American Income and Growth Portfolio                  6
     Alger American Small Capitalization Portfolio              40
     Alger American Growth Portfolio                            36
     Alger American Balanced Portfolio                           5
     Alger American MidCap Growth Portfolio                     26
     Alger American Leveraged AllCap Portfolio                  17



Item 27.  Indemnification

     Under Section 8.4 of Registrant's Agreement and Declaration of Trust any past or present Trustee or officer of Registrant (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

     Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the "SEC") such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.


Item 28.  Business and Other Connections of Investment Adviser


     Alger Management, which serves as investment manager to Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to one closed-end investment company and to three other open-end investment companies. The list required by this Item 28 regarding any other business, profession, vocation or employment of a substantial nature engaged in by officers and directors of Alger Management during the past two years is incorporated by reference to Schedules A and D of Form ADV filed by Alger Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-06709).


Item 29.  Principal Underwriter


     (a) Alger Inc. acts as principal underwriter for Registrant, The Alger Retirement Fund, Spectra Fund and The Alger Fund and has acted as subscription agent for Castle Convertible Fund, Inc.


     (b) The information required by this Item 29 with respect to each director, officer or partner of Alger Inc. is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

     (c) Not applicable.

Item 30.  Location of Accounts and Records

     All accounts and records of Registrant are maintained by Mr. Gregory
S. Duch, Fred Alger & Company, Incorporated, 30 Montgomery Street, Jersey City, NJ 07302.


Item 31.  Management Services

               Not applicable.


Item 32.  Undertakings

     (a)  Not applicable

     (b)  Not applicable

     (c)  Registrant  hereby  undertakes  to provide its annual  report  without
          charge  to  any   recipient  of  its   Prospectus   who  requests  the
          information.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, as amended, Registrant certifies that this Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New York on the 15th day of April, 1997.


                                            THE ALGER AMERICAN FUND

                                            By: /s/ David D. Alger
                                                --------------------------------
                                                  David D. Alger, President


ATTEST: /s/ Gregory S. Duch
        -------------------------------
        Gregory S. Duch, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated:



       Signature                     Title                              Date
       ---------                     -----                              ----

/s/ Fred M. Alger III*               Chairman of the Board        April 15, 1997
--------------------------------
      Fred M. Alger III


/s/ David D. Alger                   President and Trustee        April 15, 1997
--------------------------------     (Chief Executive Officer)
      David D. Alger

/s/ Gregory S. Duch                  Treasurer                    April 15, 1997
--------------------------------     (Chief Financial and
      Gregory S. Duch                 Accounting Officer)

/s/ Nathan E. Saint-Amand*           Trustee                      April 15, 1997
--------------------------------
      Nathan E. Saint-Amand

/s/ Stephen E. O'Neil*               Trustee                      April 15, 1997
--------------------------------
      Stephen E. O'Neil

/s/ Arthur M. Dubow*                 Trustee                      April 15, 1997
--------------------------------
      Arthur M. Dubow

/s/ John T. Sargent*                 Trustee                      April 15, 1997
--------------------------------
      John T. Sargent

*/s/ Gregory S. Duch
--------------------------------
*By: Gregory S. Duch
     Attorney-In-Fact

                        Securities Act File No. 33-21722
                    Investment Company Act File No. 811-5550

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

                                                                     ---
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              ---

                                                                     ---
     Pre-Effective Amendment No.                                     ---


                                                                     ---
     Post-Effective Amendment No. 14                                   X
                                                                     ---



                                     and/or

                                                                     ---
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      ---


                                                                     ---
     Amendment No. 16                                                  x
                                                                     ---



                        (Check appropriate box or boxes)

                             THE ALGER AMERICAN FUND
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                           --------------------------
                                 E X H I B I T S
                           --------------------------

                                INDEX TO EXHIBITS

Exhibit                                               Page Number in Sequential
  No.                                                       Number System
------                                                -------------------------

  11      Consent of Arthur Andersen LLP .............


  16      Schedule of computation of
          performance quotations
          provided in the Statement
          of Additional Information ..................